UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-02444

The Bond Fund of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2020

Brian C. Janssen

The Bond Fund of America

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

The Bond Fund of America® Annual report for the year ended December 31, 2020

Invest with a stable,
long-term approach

The Bond Fund of America seeks as high a level of current income as is consistent with the preservation of capital.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For nearly 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

See page 4 for Class A share results with relevant sales charges deducted. For other share class results, visit capitalgroup.com and americanfundsretirement.com.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit capitalgroup.com for more information.

The fund’s 30-day yield for Class A shares as of January 31, 2021, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 0.64%. The fund’s 12-month distribution rate for Class A shares as of that date was 1.70%.Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Investing in bonds issued outside the U.S. may be subject to additional risks. They include currency fluctuations, political and social instability, differing securities regulations and accounting standards, higher transaction costs, possible changes in taxation, illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Letter to investors

4	The value of a long-term perspective

6	Investment portfolio

57	Financial statements

87	Board of trustees and other officers

Fellow investors:

The COVID-19 pandemic upended markets in 2020, spurring the first recession in more than 10 years. While equity valuations were volatile, high-quality fixed income returns were solid as bond yields fell. For the 12-month period ended December 31, The Bond Fund of America returned 10.71%.

By way of comparison, the Bloomberg Barclays U.S. Aggregate Index — a measure of the investment-grade (BBB/Baa and above) bond market — returned 7.51%. The fund’s peer group, as measured by the Lipper Core Bond Funds Average, gained 8.24%.

The fund paid dividends totaling 26 cents per share during the period. For investors, this amounted to an income return of 1.98% with dividends reinvested, or 1.96% if taken in cash. The fund also paid a capital gain in December of 44 cents.

Bond market overview

Markets have rarely seen a year with as many twists and turns as 2020. The year began with the U.S. in the late part of its economic cycle. Economic fundamentals seemed healthy, but valuations were at or near record highs. COVID-19’s impact led to a sharp, sudden shock that brought the decade-plus expansion to a grinding halt. Volatility spiked and growth plummeted in the first half of the year. With help from extraordinary monetary and fiscal stimulus, the economy began to rebound in the second half of 2020. Markets essentially experienced a full economic cycle in just one year.

Both fiscal and monetary policymakers responded aggressively to the crisis. The Federal Reserve promptly cut its fed funds rate target to its zero bound, a range from 0% to 0.25%, and began buying a variety of assets to avoid disruptions in financial markets. Other global central banks followed suit, with some pushing interest rates notably lower into negative territory. Governments also provided significant fiscal stimulus in the form of direct payments to individuals in addition to many other programs designed to help affected households and businesses.

The monetary response led to ultralow interest rates across lending markets. The benchmark 10-year Treasury yield declined to a record closing low of 0.51% in August. It ended the year at 0.92%, declining 1% from 1.92% at the beginning of 2020. Falling longer term rates were largely responsible for a massive wave of mortgage refinancing. Over the course of the year, shorter term Treasury yields fell further than longer term yields, indicating a steepening of the yield curve.

Results at a glance

For periods ended December 31, 2020, with all distributions reinvested

	Cumulative total return	Average annual total returns
	1 year	3 years	5 years	10 years	Lifetime (since 5/28/74)

The Bond Fund of America (Class A shares)	10.71%	6.10%	4.84%	4.00%	7.46%
Bloomberg Barclays U.S. Aggregate Index*	7.51	5.34	4.44	3.84	7.39
Lipper Core Bond Funds Average†	8.24	5.37	4.59	3.90	7.26

*	Bloomberg Index Services Ltd. The Bloomberg Barclays U.S. Aggregate Index began on January 1, 1976. From May 28, 1974, through December 31, 1975, the Barclays U.S. Government/Credit Index was used. The indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.
†	Source: Lipper, Refinitiv Datastream. Results for the Lipper averages do not reflect sales charges. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. To see the number of funds included in the Lipper category for each fund’s lifetime, please view the Quarterly Statistical Update, at capitalgroup.com.

The Bond Fund of America	1

All major bond sectors saw positive returns amid equity volatility and falling interest rates. Rising inflation expectations paired with lower yields led the Bloomberg Barclays U.S. Treasury Inflation-Protected Securities Index1 to gain 10.99%. High-quality credit also notched strong returns, with the Bloomberg Barclays U.S. Corporate Investment Grade Index2 up 9.89%. That result came even though corporate spreads — the premium investors are paid for taking on credit risk compared to owning government securities — widened sharply early in the year as volatility mounted. As the recovery proceeded, they eventually tightened back to nearly the same level at which they began the year.

While markets largely bounced back by year-end, the economy’s health did not recover as fully. The U.S. unemployment rate peaked at 14.8% in April but remained elevated at 6.7% at year-end, nearly double the rate when 2020 began. Many parts of the U.S. saw a surge of COVID-19 infections late in the year. Some lockdowns were reintroduced, which could further slow the pace of recovery. However, the rollout of vaccines should help reduce the virus’s impact over time.

Inside the portfolio

Although this year presented unique challenges for financial markets, The Bond Fund of America’s strategy is centered on providing stability amid the kind of volatility that occurred. Through discipline and deep research, the fund outpaced both its benchmark and peers. Managers continued to focus investments on high-conviction interest rate and credit strategies, consisting largely of high-quality assets such as U.S. Treasuries and investment-grade bonds. It also invested in other sectors to a lesser extent, such as high-yield corporate bonds and emerging markets debt.

Managers were defensively positioned coming into the year. They held the view that the U.S. economy was in the late part of its cycle and most bonds were priced at or near all-time rich levels. In early February, the potential impact of COVID-19 became clearer. At that time, the portfolio moved to a fully defensive position. Managers sold credit and added exposure to Treasury bonds, anticipating interest rates moving lower if the Fed was forced to cut rates.

This is exactly what happened, although in a much more rapid and breathtaking way than we could have predicted. And then, as markets moved sharply, our multi-manager system really shined. This crisis was unique not only because of its incredible speed but also because it rolled across the market at different times. It first affected the Treasury market, then the mortgage market, and then finally credit and everything else. Having multiple managers, instead of a single portfolio manager, gave us the ability to focus on each part of the market as events unfolded. This made our fund quite nimble and allowed us to adjust in real time.

Once interest rates fell as the Fed responded to the crisis, managers cut exposure to interest rates. As mortgage bonds cheapened, the fund went from less exposure than its benchmark index to greater exposure. Specifically, the portfolio held relatively fewer bonds tied to pools of mortgages with higher interest rate coupons, which managers

[1]	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index consists of investment-grade, fixed-rate, publicly placed, dollar-denominated and non-convertible inflation-protected securities issued by the U.S. Treasury that have at least one year remaining to maturity, and have at least $250 million par amount outstanding.
[2]	Bloomberg Barclays U.S. Corporate Investment Grade Index represents the universe of investment grade, publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements.

2	The Bond Fund of America

saw as likely to suffer as refinancing picked up. Managers instead invested in mortgage bonds that would increase in value as the Fed began massive purchases in the sector.

When credit-related sectors saw massive amounts of pressure — first from the crisis and then from forced selling — managers were able to move the portfolio from very defensive to offensive by purchasing those bonds that our analysts favored at prices that were extremely attractive. This included both investment-grade and select high-yield corporate bonds. As the recovery took hold later in the year, the portfolio shed some of those bonds with valuations moving toward, and in some cases through, pre-pandemic levels.

At times, the fund’s interest rate strategies utilized interest rate swaps and futures to more efficiently execute the portfolio’s positioning based on how managers expected yields to move. These and the use of credit default swaps — derivatives used to manage exposure to corporate bonds — had a net positive impact on results by helping to express managers’ convictions more efficiently.

Looking ahead

Managers expect the economic recovery to continue through 2021. Its path, however, is likely to be bumpy. During the period, fresh fiscal stimulus provided by Washington and continued accommodative monetary policy from the Fed should help to keep U.S. economic growth moving in the right direction.

Valuations have recovered to a significant extent, particularly in the higher quality parts of the market. As disciplined gradual contrarians, managers have once again begun reducing risk. This should enable managers to take advantage of future volatility by purchasing bonds when prices look more attractive. As managers reduce positions in both investment-grade and high-yield corporate bonds, new investments will focus on bonds that our analysts believe have greater value per unit of risk based on their research.

The portfolio is currently underweight interest rate risk. As rates rise, managers will likely find opportunities to increase the fund’s exposure to interest rate risk. This is likely to apply more to bonds with longer maturities, as the Fed is expected to hold shorter term yields low for at least the next few years.

Although the portfolio leans toward an economic recovery, managers anticipate a high degree of uncertainty and a fragile state of the economy. As a result, we are keen to maintain focus on our primary role of providing diversification and capital preservation for our shareholders’ overall portfolios. As such, our long-term mission remains unchanged. Thank you for your trust in our portfolio management team in this challenging time.

Cordially,

Pramod Atluri
President

February 11, 2021

For current information about the fund, visit capitalgroup.com.

The Bond Fund of America	3

The value of a long-term perspective

Average annual total returns based on a $1,000 investment
(for periods ended December 31, 2020)*

	1 year	5 years	10 years
Class A shares	6.56%	4.04%	3.61%

**Assumes reinvestment of all distributions and payment of the maximum 3.75% sales charge.*

The total annual fund operating expense ratio is 0.57% for Class A shares as of the prospectus dated March 1, 2021 (unaudited). The expense ratio is restated to reflect current fees.

$300,000
200,000
100,000
60,000
40,000
20,000
10,000
8,000
Year ended December 31
1974[4]
1975
1976
1977
1978
1979
1980
1981
1982
1983
1984
1985
1986
1987
1988
1989
1990
1991

Fund results shown are for Class A shares and reflect deduction of the maximum sales charge of 3.75% on the $10,000 investment.1 Thus, the net amount invested was $9,625.2 Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

The results shown are before taxes on fund distributions and sale of fund shares.

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
[2]	The maximum initial sales charge was 8.5% prior to December 15, 1986, when it became 4.75% until January 9, 2000.
[3]	Source: Bloomberg Index Services Ltd. Bloomberg Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. From May 28, 1974, through December 31, 1975, Bloomberg Barclays U.S. Government/Credit Index was used because Bloomberg Barclays U.S. Aggregate Index did not yet exist. Since January 1, 1976, the Bloomberg Barclays U.S. Aggregate Index has been used. These indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.
[4]	For the period May 28, 1974, commencement of operations, through December 31, 1974.

4	The Bond Fund of America

How a hypothetical $10,000 investment has grown

There have always been reasons not to invest. You will find, however, that despite occasional stumbles, financial markets have tended to reward investors over the long term. Dividends, particularly when reinvested, have accounted for a large portion of the fund’s overall results.

The Bond Fund of America	5

Investment portfolio December 31, 2020

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	27.77%
AAA/Aaa	32.74
AA/Aa	4.59
A/A	10.10
BBB/Baa	16.28
Below investment grade	4.33
Unrated	.04
Short-term securities & other assets less liabilities	4.15
*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.
†	These securities are guaranteed by the full faith and credit of the U.S. government.

Bonds, notes & other debt instruments 95.81%	Principal amount (000)	Value (000)
Mortgage-backed obligations 31.99%
Federal agency mortgage-backed obligations 30.41%
Fannie Mae Pool #976945 5.50% 2023[1]	$2	$3
Fannie Mae Pool #976948 6.00% 2023[1]	25	26
Fannie Mae Pool #932119 4.50% 2024[1]	962	1,017
Fannie Mae Pool #AD6392 4.50% 2025[1]	1,085	1,154
Fannie Mae Pool #AD3149 4.50% 2025[1]	662	705
Fannie Mae Pool #AD5692 4.50% 2025[1]	597	636
Fannie Mae Pool #AB1068 4.50% 2025[1]	4	4
Fannie Mae Pool #AJ5476 3.00% 2026[1]	185	195
Fannie Mae Pool #MA3131 3.00% 2027[1]	105	110
Fannie Mae Pool #MA2973 3.00% 2027[1]	12	13
Fannie Mae Pool #AL7800 2.50% 2030[1]	5,866	6,229
Fannie Mae Pool #BM4299 3.00% 2030[1]	17	18
Fannie Mae Pool #AL9668 3.00% 2030[1]	16	17
Fannie Mae Pool #AZ4646 3.50% 2030[1]	368	394
Fannie Mae Pool #AZ0554 3.50% 2030[1]	315	338
Fannie Mae Pool #AY1948 3.50% 2030[1]	262	281
Fannie Mae Pool #AS8388 2.50% 2031[1]	4,716	4,999
Fannie Mae Pool #AS7323 2.50% 2031[1]	3,728	3,977
Fannie Mae Pool #CA3178 3.00% 2031[1]	1,066	1,128
Fannie Mae Pool #890710 3.00% 2031[1]	19	20
Fannie Mae Pool #FM1162 2.50% 2032[1]	3,556	3,786
Fannie Mae Pool #BM1036 2.50% 2032[1]	420	445
Fannie Mae Pool #BH7659 3.00% 2032[1]	14,922	15,670
Fannie Mae Pool #CA3274 3.00% 2032[1]	790	844
Fannie Mae Pool #BH9235 3.00% 2033[1]	1,392	1,492
Fannie Mae Pool #BJ4890 3.00% 2033[1]	760	813
Fannie Mae Pool #BJ4856 3.00% 2033[1]	489	523
Fannie Mae Pool #BM5111 3.00% 2033[1]	424	450
Fannie Mae Pool #MA3247 3.00% 2033[1]	414	434
Fannie Mae Pool #BK7453 3.00% 2033[1]	281	296

6	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CA2106 3.50% 2033[1]	$241		$257
Fannie Mae Pool #MA3518 4.00% 2033[1]	38		41
Fannie Mae Pool #695412 5.00% 2033[1]	9		10
Fannie Mae Pool #CA4453 2.50% 2034[1]	7,246		7,557
Fannie Mae Pool #BO1359 2.50% 2034[1]	2,976		3,139
Fannie Mae Pool #FM1490 3.50% 2034[1]	9,559		10,249
Fannie Mae Pool #MA4178 1.50% 2035[1]	500		514
Fannie Mae Pool #BR0189 1.50% 2035[1]	400		412
Fannie Mae Pool #MA4205 1.50% 2035[1]	—	[2]	—	[2]
Fannie Mae Pool #AD3566 5.00% 2035[1]	113		126
Fannie Mae Pool #MA4228 1.50% 2036[1]	304,340		313,310
Fannie Mae Pool #MA4229 2.00% 2036[1]	83,328		87,173
Fannie Mae Pool #AS8355 3.00% 2036[1]	15,095		15,962
Fannie Mae Pool #AS8554 3.00% 2036[1]	1,765		1,859
Fannie Mae Pool #MA2746 4.00% 2036[1]	2,871		3,128
Fannie Mae Pool #MA2588 4.00% 2036[1]	2,674		2,913
Fannie Mae Pool #MA2787 4.00% 2036[1]	1,942		2,121
Fannie Mae Pool #AS6870 4.00% 2036[1]	691		752
Fannie Mae Pool #MA2717 4.00% 2036[1]	508		556
Fannie Mae Pool #893837 7.00% 2036[1]	124		133
Fannie Mae Pool #924866 2.265% 2037[1,3]	28		29
Fannie Mae Pool #MA2897 3.00% 2037[1]	35,243		37,123
Fannie Mae Pool #MA2866 3.00% 2037[1]	19,797		20,934
Fannie Mae Pool #945680 6.00% 2037[1]	29		35
Fannie Mae Pool #913966 6.00% 2037[1]	3		4
Fannie Mae Pool #924069 7.00% 2037[1]	151		166
Fannie Mae Pool #954927 7.00% 2037[1]	105		114
Fannie Mae Pool #966170 7.00% 2037[1]	85		89
Fannie Mae Pool #954936 7.00% 2037[1]	40		44
Fannie Mae Pool #257022 7.50% 2037[1]	104		112
Fannie Mae Pool #914612 7.50% 2037[1]	58		60
Fannie Mae Pool #923171 7.50% 2037[1]	45		53
Fannie Mae Pool #889101 2.125% 2038[1,3]	122		126
Fannie Mae Pool #964279 2.633% 2038[1,3]	112		113
Fannie Mae Pool #964708 2.765% 2038[1,3]	15		15
Fannie Mae Pool #MA3539 4.50% 2038[1]	104		114
Fannie Mae Pool #889982 5.50% 2038[1]	29		34
Fannie Mae Pool #988588 5.50% 2038[1]	5		6
Fannie Mae Pool #AC2641 4.50% 2039[1]	5,359		6,019
Fannie Mae Pool #AC0794 5.00% 2039[1]	292		339
Fannie Mae Pool #931768 5.00% 2039[1]	91		105
Fannie Mae Pool #AE7629 2.273% 2040[1,3]	50		52
Fannie Mae Pool #AL9335 2.604% 2040[1,3]	4,635		4,851
Fannie Mae Pool #AE7567 4.00% 2040[1]	3,749		4,113
Fannie Mae Pool #AH0007 4.00% 2040[1]	3,684		4,061
Fannie Mae Pool #AE1761 4.00% 2040[1]	3,254		3,546
Fannie Mae Pool #AH0539 4.00% 2040[1]	954		1,052
Fannie Mae Pool #AE8073 4.00% 2040[1]	651		723
Fannie Mae Pool #AD8522 4.00% 2040[1]	177		194
Fannie Mae Pool #AE5471 4.50% 2040[1]	1,042		1,170
Fannie Mae Pool #AB1297 5.00% 2040[1]	473		551
Fannie Mae Pool #932606 5.00% 2040[1]	281		327
Fannie Mae Pool #AL9531 2.856% 2041[1,3]	3,668		3,846
Fannie Mae Pool #AL9327 3.122% 2041[1,3]	4,333		4,547
Fannie Mae Pool #AL9326 3.302% 2041[1,3]	5,952		6,243
Fannie Mae Pool #AE0844 3.352% 2041[1,3]	380		398
Fannie Mae Pool #AL0073 3.696% 2041[1,3]	296		309
Fannie Mae Pool #AE0789 3.714% 2041[1,3]	415		435
Fannie Mae Pool #AJ7471 4.00% 2041[1]	1,412		1,557
Fannie Mae Pool #AB4050 4.00% 2041[1]	991		1,102
Fannie Mae Pool #AI5172 4.00% 2041[1]	835		921
Fannie Mae Pool #AJ4189 4.00% 2041[1]	632		703
Fannie Mae Pool #AJ1873 4.00% 2041[1]	624		703
Fannie Mae Pool #AJ4154 4.00% 2041[1]	627		697
Fannie Mae Pool #AJ0257 4.00% 2041[1]	270		303
Fannie Mae Pool #AL0658 4.50% 2041[1]	1,127		1,265
Fannie Mae Pool #AH6099 5.00% 2041[1]	2,455		2,842

The Bond Fund of America	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #AI1862 5.00% 2041[1]	$2,299	$2,674
Fannie Mae Pool #AI3510 5.00% 2041[1]	1,352	1,572
Fannie Mae Pool #AJ0704 5.00% 2041[1]	1,226	1,426
Fannie Mae Pool #AJ5391 5.00% 2041[1]	702	811
Fannie Mae Pool #AE1274 5.00% 2041[1]	502	584
Fannie Mae Pool #AE1248 5.00% 2041[1]	345	398
Fannie Mae Pool #AE1277 5.00% 2041[1]	292	336
Fannie Mae Pool #AE1283 5.00% 2041[1]	179	203
Fannie Mae Pool #AH9479 5.00% 2041[1]	77	89
Fannie Mae Pool #AH8144 5.00% 2041[1]	76	89
Fannie Mae Pool #AP7819 2.238% 2042[1,3]	379	394
Fannie Mae Pool #AL2000 2.545% 2042[1,3]	495	516
Fannie Mae Pool #AL9532 2.573% 2042[1,3]	4,352	4,540
Fannie Mae Pool #AL2184 2.618% 2042[1,3]	806	842
Fannie Mae Pool #AL1941 2.76% 2042[1,3]	518	539
Fannie Mae Pool #AP7553 3.00% 2042[1]	13,451	14,391
Fannie Mae Pool #AL9530 3.086% 2042[1,3]	2,911	3,045
Fannie Mae Pool #AL9533 3.087% 2042[1,3]	2,023	2,116
Fannie Mae Pool #AX3703 4.00% 2042[1]	6,106	6,698
Fannie Mae Pool #AK6740 4.00% 2042[1]	5,978	6,695
Fannie Mae Pool #AL2745 4.00% 2042[1]	4,990	5,548
Fannie Mae Pool #890407 4.00% 2042[1]	1,637	1,820
Fannie Mae Pool #AK4949 4.00% 2042[1]	389	424
Fannie Mae Pool #AE1290 5.00% 2042[1]	352	405
Fannie Mae Pool #AT5898 3.00% 2043[1]	29,799	31,715
Fannie Mae Pool #AL3829 3.50% 2043[1]	5,547	6,068
Fannie Mae Pool #AT7161 3.50% 2043[1]	2,458	2,674
Fannie Mae Pool #AR1512 3.50% 2043[1]	1,176	1,291
Fannie Mae Pool #AT0412 3.50% 2043[1]	600	656
Fannie Mae Pool #AT3954 3.50% 2043[1]	321	350
Fannie Mae Pool #AT0300 3.50% 2043[1]	249	269
Fannie Mae Pool #AV0786 4.00% 2043[1]	4,948	5,469
Fannie Mae Pool #AT2683 4.00% 2043[1]	4,884	5,384
Fannie Mae Pool #BM6240 2.754% 2044[1,3]	4,656	4,867
Fannie Mae Pool #AL8421 3.50% 2044[1]	24,011	26,018
Fannie Mae Pool #AY1829 3.50% 2044[1]	439	482
Fannie Mae Pool #AX8521 3.50% 2044[1]	382	420
Fannie Mae Pool #AW8240 3.50% 2044[1]	89	94
Fannie Mae Pool #AX0817 4.00% 2044[1]	212	227
Fannie Mae Pool #BE5017 3.50% 2045[1]	3,068	3,336
Fannie Mae Pool #BE5009 3.50% 2045[1]	2,481	2,671
Fannie Mae Pool #AZ7366 4.00% 2045[1]	32,648	36,038
Fannie Mae Pool #AS6348 4.00% 2045[1]	5,405	5,966
Fannie Mae Pool #FM2834 3.00% 2046[1]	95,231	101,429
Fannie Mae Pool #BC4764 3.00% 2046[1]	4,703	4,950
Fannie Mae Pool #MA2833 3.00% 2046[1]	75	79
Fannie Mae Pool #BC9077 3.50% 2046[1]	29,011	31,474
Fannie Mae Pool #BD9236 3.50% 2046[1]	683	738
Fannie Mae Pool #AL8522 3.50% 2046[1]	52	56
Fannie Mae Pool #AS6839 4.00% 2046[1]	7,841	8,572
Fannie Mae Pool #BC1352 4.00% 2046[1]	2,653	2,873
Fannie Mae Pool #BD1968 4.00% 2046[1]	89	97
Fannie Mae Pool #MA2809 4.50% 2046[1]	1,096	1,169
Fannie Mae Pool #BC8647 4.50% 2046[1]	692	754
Fannie Mae Pool #BD7529 4.50% 2046[1]	637	705
Fannie Mae Pool #BD9248 4.50% 2046[1]	451	490
Fannie Mae Pool #BD1550 4.50% 2046[1]	433	475
Fannie Mae Pool #MA2821 4.50% 2046[1]	331	351
Fannie Mae Pool #BD7600 4.50% 2046[1]	83	90
Fannie Mae Pool #BD2440 3.50% 2047[1]	3,840	4,088
Fannie Mae Pool #BE8740 3.50% 2047[1]	2,851	3,098
Fannie Mae Pool #BE8742 3.50% 2047[1]	847	929
Fannie Mae Pool #BH2848 3.50% 2047[1]	436	470
Fannie Mae Pool #CA0770 3.50% 2047[1]	413	439
Fannie Mae Pool #BH2846 3.50% 2047[1]	338	369
Fannie Mae Pool #BH2847 3.50% 2047[1]	286	307
Fannie Mae Pool #BJ1910 3.50% 2047[1]	162	172

8	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CA0453 4.00% 2047[1]	$14,726	$15,791
Fannie Mae Pool #MA3211 4.00% 2047[1]	9,429	10,131
Fannie Mae Pool #BJ5015 4.00% 2047[1]	6,702	7,369
Fannie Mae Pool #BD3554 4.00% 2047[1]	1,570	1,684
Fannie Mae Pool #BH3122 4.00% 2047[1]	215	234
Fannie Mae Pool #BM4413 4.50% 2047[1]	13,041	14,214
Fannie Mae Pool #BH0876 4.50% 2047[1]	4,495	4,925
Fannie Mae Pool #BJ3558 4.50% 2047[1]	3,206	3,503
Fannie Mae Pool #BJ3525 4.50% 2047[1]	3,112	3,400
Fannie Mae Pool #BJ3581 4.50% 2047[1]	2,067	2,262
Fannie Mae Pool #MA3002 4.50% 2047[1]	1,631	1,735
Fannie Mae Pool #257063 7.00% 2047[1]	48	56
Fannie Mae Pool #256893 7.00% 2047[1]	12	14
Fannie Mae Pool #BF0293 3.00% 2048[1]	20,817	22,218
Fannie Mae Pool #BM4488 3.398% 2048[1,3]	14,167	14,739
Fannie Mae Pool #BF0318 3.50% 2048[1]	71,949	77,780
Fannie Mae Pool #CA1532 3.50% 2048[1]	12,432	13,214
Fannie Mae Pool #CA1189 3.50% 2048[1]	3,157	3,352
Fannie Mae Pool #BJ4901 3.50% 2048[1]	1,954	2,135
Fannie Mae Pool #FM2669 4.00% 2048[1]	25,342	27,013
Fannie Mae Pool #CA2374 4.00% 2048[1]	10,622	11,351
Fannie Mae Pool #CA2850 4.00% 2048[1]	7,717	8,638
Fannie Mae Pool #BK6840 4.00% 2048[1]	4,300	4,710
Fannie Mae Pool #BK5232 4.00% 2048[1]	3,436	3,788
Fannie Mae Pool #BK9743 4.00% 2048[1]	1,190	1,305
Fannie Mae Pool #BK0920 4.00% 2048[1]	351	375
Fannie Mae Pool #BJ9252 4.00% 2048[1]	111	118
Fannie Mae Pool #BK0915 4.00% 2048[1]	33	35
Fannie Mae Pool #BK7665 4.50% 2048[1]	18,864	20,941
Fannie Mae Pool #BK0951 4.50% 2048[1]	14,399	16,133
Fannie Mae Pool #BK0163 4.50% 2048[1]	5,482	5,991
Fannie Mae Pool #BN1576 4.50% 2048[1]	2,469	2,679
Fannie Mae Pool #BK9761 4.50% 2048[1]	764	840
Fannie Mae Pool #CA2166 4.50% 2048[1]	33	36
Fannie Mae Pool #CA2205 4.50% 2048[1]	22	24
Fannie Mae Pool #CA2493 4.50% 2048[1]	8	8
Fannie Mae Pool #CA3964 3.00% 2049[1]	181,424	194,352
Fannie Mae Pool #CA3807 3.00% 2049[1]	3,613	3,920
Fannie Mae Pool #CA4534 3.00% 2049[1]	2,827	3,061
Fannie Mae Pool #CA3806 3.00% 2049[1]	1,953	2,125
Fannie Mae Pool #CA4021 3.50% 2049[1]	60,645	65,017
Fannie Mae Pool #BN6708 3.50% 2049[1]	54,646	58,728
Fannie Mae Pool #CA4802 3.50% 2049[1]	45,704	50,246
Fannie Mae Pool #BO3252 3.50% 2049[1]	28,124	30,712
Fannie Mae Pool #CA4151 3.50% 2049[1]	17,547	19,339
Fannie Mae Pool #FM1062 3.50% 2049[1]	15,689	17,283
Fannie Mae Pool #FM1443 3.50% 2049[1]	13,094	14,363
Fannie Mae Pool #BO1588 3.50% 2049[1]	8,253	8,996
Fannie Mae Pool #BJ8411 3.50% 2049[1]	5,761	6,317
Fannie Mae Pool #BJ8402 3.53% 2049[1,3]	2,824	2,944
Fannie Mae Pool #FM1963 4.00% 2049[1]	69,308	76,655
Fannie Mae Pool #FM1913 4.00% 2049[1]	4,046	4,369
Fannie Mae Pool #CA5506 3.00% 2050[1]	78,467	85,130
Fannie Mae Pool #CA5536 3.00% 2050[1]	76,058	82,210
Fannie Mae Pool #BP1948 3.00% 2050[1]	22,130	24,091
Fannie Mae Pool #CA5229 3.00% 2050[1]	21,956	23,768
Fannie Mae Pool #CA5338 3.00% 2050[1]	20,277	21,416
Fannie Mae Pool #FM2839 3.50% 2050[1]	49,199	53,490
Fannie Mae Pool #FM2664 3.50% 2050[1]	46,381	50,897
Fannie Mae Pool #BP1954 3.50% 2050[1]	35,439	38,729
Fannie Mae Pool #MA4256 2.50% 2051[1]	14,705	15,509
Fannie Mae Pool #BF0264 3.50% 2058[1]	22,391	24,761
Fannie Mae, Series 2001-4, Class NA, 9.011% 2025[1,3]	2	2
Fannie Mae, Series 2001-4, Class GA, 9.081% 2025[1,3]	1	1
Fannie Mae, Series 1998-W5, Class B3, 6.50% 2028[1,4]	377	378
Fannie Mae, Series 2002-W7, Class A5, 7.50% 2029[1]	77	95
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031[1]	758	860

The Bond Fund of America	9

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[1]	$1,248		$1,478
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[1]	220		253
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[1]	669		817
Fannie Mae, Series 2002-W1, Class 2A, 5.522% 2042[1,3]	959		1,074
Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.477% 2026[1,3]	10		11
Fannie Mae, Series 2017-M15, Class A2, Multi Family, 2.959% 2027[1,3]	3,700		4,190
Fannie Mae, Series 2017-M12, Class A2, Multi Family, 3.079% 2027[1,3]	5,000		5,652
Fannie Mae, Series 2019-M5, Class A2, Multi Family, 3.273% 2029[1]	430		499
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036[1]	612		584
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036[1]	592		553
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036[1]	213		201
Freddie Mac Pool #ZK3848 3.00% 2027[1]	97		102
Freddie Mac Pool #G15732 3.00% 2030[1]	10,760		11,556
Freddie Mac Pool #ZT1332 3.00% 2030[1]	9,560		10,248
Freddie Mac Pool #D98356 4.50% 2030[1]	258		280
Freddie Mac Pool #V61295 2.50% 2031[1]	10,435		11,089
Freddie Mac Pool #ZK8180 2.50% 2031[1]	4,361		4,633
Freddie Mac Pool #G16634 3.00% 2031[1]	16,243		17,517
Freddie Mac Pool #G18652 3.00% 2032[1]	16,861		17,711
Freddie Mac Pool #G18655 3.00% 2032[1]	10,777		11,374
Freddie Mac Pool #V61960 3.00% 2033[1]	8,029		8,540
Freddie Mac Pool #A15120 5.50% 2033[1]	3		3
Freddie Mac Pool #SB8078 1.50% 2035[1]	23,313		24,000
Freddie Mac Pool #SB8068 1.50% 2035[1]	—	[2]	—	[2]
Freddie Mac Pool #SB8073 1.50% 2035[1]	—	[2]	—	[2]
Freddie Mac Pool #SB8083 1.50% 2036[1]	86,594		89,147
Freddie Mac Pool #SB8084 2.00% 2036[1]	407,445		426,245
Freddie Mac Pool #G30933 4.00% 2036[1]	21,390		23,368
Freddie Mac Pool #G30911 4.00% 2036[1]	4,953		5,395
Freddie Mac Pool #K93532 4.00% 2036[1]	1,933		2,105
Freddie Mac Pool #C91883 4.00% 2036[1]	824		901
Freddie Mac Pool #C91917 3.00% 2037[1]	999		1,052
Freddie Mac Pool #C91948 4.00% 2037[1]	6,129		6,624
Freddie Mac Pool #G04804 4.50% 2037[1]	2,153		2,397
Freddie Mac Pool #A56076 5.50% 2037[1]	16		19
Freddie Mac Pool #G03695 5.50% 2037[1]	4		5
Freddie Mac Pool #H09093 7.50% 2037[1]	66		77
Freddie Mac Pool #G08248 5.50% 2038[1]	60		70
Freddie Mac Pool #G05267 5.50% 2038[1]	3		4
Freddie Mac Pool #G05196 5.50% 2038[1]	3		3
Freddie Mac Pool #A87873 5.00% 2039[1]	4,076		4,743
Freddie Mac Pool #G06020 5.50% 2039[1]	6		8
Freddie Mac Pool #840222 2.803% 2040[1,3]	1,269		1,333
Freddie Mac Pool #G05937 4.50% 2040[1]	9,082		10,167
Freddie Mac Pool #A93948 4.50% 2040[1]	10		12
Freddie Mac Pool #G05860 5.50% 2040[1]	21		25
Freddie Mac Pool #Q02705 4.50% 2041[1]	4,056		4,551
Freddie Mac Pool #G06956 4.50% 2041[1]	981		1,102
Freddie Mac Pool #G06769 4.50% 2041[1]	440		488
Freddie Mac Pool #Q01992 4.50% 2041[1]	141		156
Freddie Mac Pool #G06868 4.50% 2041[1]	9		10
Freddie Mac Pool #G06648 5.00% 2041[1]	1,789		2,066
Freddie Mac Pool #Q01658 5.00% 2041[1]	505		576
Freddie Mac Pool #G06841 5.50% 2041[1]	28		32
Freddie Mac Pool #Q18236 3.50% 2043[1]	2,470		2,688
Freddie Mac Pool #Q19133 3.50% 2043[1]	1,570		1,708
Freddie Mac Pool #Q17696 3.50% 2043[1]	1,386		1,516
Freddie Mac Pool #841039 3.54% 2043[1,3]	4,588		4,748
Freddie Mac Pool #Q22946 4.00% 2043[1]	7,628		8,420
Freddie Mac Pool #Q15874 4.00% 2043[1]	145		155
Freddie Mac Pool #Q28558 3.50% 2044[1]	4,767		5,217
Freddie Mac Pool #760012 3.097% 2045[1,3]	1,310		1,368
Freddie Mac Pool #760014 3.116% 2045[1,3]	4,188		4,372
Freddie Mac Pool #760013 3.162% 2045[1,3]	737		769
Freddie Mac Pool #G60138 3.50% 2045[1]	950		1,044
Freddie Mac Pool #G60344 4.00% 2045[1]	19,390		21,483
Freddie Mac Pool #V81992 4.00% 2045[1]	1,184		1,288

10	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #Z40130 3.00% 2046[1]	$3,564	$3,891
Freddie Mac Pool #T65375 3.50% 2046[1]	322	336
Freddie Mac Pool #Q44689 4.50% 2046[1]	1,307	1,436
Freddie Mac Pool #Q43461 4.50% 2046[1]	846	940
Freddie Mac Pool #Q42633 4.50% 2046[1]	722	802
Freddie Mac Pool #Q43312 4.50% 2046[1]	647	717
Freddie Mac Pool #Q42034 4.50% 2046[1]	431	472
Freddie Mac Pool #760015 2.849% 2047[1,3]	4,480	4,633
Freddie Mac Pool #G61733 3.00% 2047[1]	12,179	13,211
Freddie Mac Pool #Q52069 3.50% 2047[1]	4,147	4,508
Freddie Mac Pool #Q47615 3.50% 2047[1]	2,855	3,135
Freddie Mac Pool #Q51622 3.50% 2047[1]	2,143	2,354
Freddie Mac Pool #Q52613 4.00% 2047[1]	9,781	10,576
Freddie Mac Pool #G08793 4.00% 2047[1]	7,911	8,489
Freddie Mac Pool #Q52596 4.50% 2047[1]	2,770	3,025
Freddie Mac Pool #Q47828 4.50% 2047[1]	1,075	1,175
Freddie Mac Pool #G67710 3.50% 2048[1]	50,450	54,292
Freddie Mac Pool #G67709 3.50% 2048[1]	44,940	49,117
Freddie Mac Pool #Q55056 3.50% 2048[1]	3,597	3,895
Freddie Mac Pool #Q54709 3.50% 2048[1]	3,098	3,368
Freddie Mac Pool #Q54701 3.50% 2048[1]	2,912	3,166
Freddie Mac Pool #Q54782 3.50% 2048[1]	2,553	2,776
Freddie Mac Pool #Q54781 3.50% 2048[1]	2,371	2,591
Freddie Mac Pool #Q54700 3.50% 2048[1]	2,272	2,483
Freddie Mac Pool #Q56590 3.50% 2048[1]	1,451	1,575
Freddie Mac Pool #Q56589 3.50% 2048[1]	1,374	1,502
Freddie Mac Pool #Q54698 3.50% 2048[1]	1,194	1,318
Freddie Mac Pool #Q54699 3.50% 2048[1]	1,108	1,216
Freddie Mac Pool #Q55060 3.50% 2048[1]	1,116	1,209
Freddie Mac Pool #Q56591 3.50% 2048[1]	1,057	1,133
Freddie Mac Pool #Q54831 3.50% 2048[1]	817	897
Freddie Mac Pool #G61628 3.50% 2048[1]	298	323
Freddie Mac Pool #G67711 4.00% 2048[1]	33,464	36,905
Freddie Mac Pool #SI2002 4.00% 2048[1]	17,607	18,846
Freddie Mac Pool #Q53878 4.00% 2048[1]	10,240	11,065
Freddie Mac Pool #Q56599 4.00% 2048[1]	4,856	5,321
Freddie Mac Pool #ZA5889 4.00% 2048[1]	4,605	4,964
Freddie Mac Pool #Q56175 4.00% 2048[1]	3,631	4,005
Freddie Mac Pool #Q55971 4.00% 2048[1]	3,237	3,570
Freddie Mac Pool #G08805 4.00% 2048[1]	2,952	3,170
Freddie Mac Pool #Q55970 4.00% 2048[1]	1,594	1,768
Freddie Mac Pool #Q58411 4.50% 2048[1]	6,502	7,230
Freddie Mac Pool #Q58436 4.50% 2048[1]	2,933	3,284
Freddie Mac Pool #Q58378 4.50% 2048[1]	2,435	2,681
Freddie Mac Pool #Q57242 4.50% 2048[1]	934	1,024
Freddie Mac Pool #SD7507 3.00% 2049[1]	65,438	70,772
Freddie Mac Pool #QA4692 3.00% 2049[1]	48,117	52,136
Freddie Mac Pool #QA4673 3.00% 2049[1]	11,869	12,820
Freddie Mac Pool #SD7508 3.50% 2049[1]	116,279	127,545
Freddie Mac Pool #QA5131 3.50% 2049[1]	55,783	59,722
Freddie Mac Pool #QA5125 3.50% 2049[1]	40,619	44,657
Freddie Mac Pool #RA1580 3.50% 2049[1]	12,088	13,430
Freddie Mac Pool #RA1463 3.50% 2049[1]	11,925	13,150
Freddie Mac Pool #QA1885 3.50% 2049[1]	8,320	9,070
Freddie Mac Pool #QA0284 3.50% 2049[1]	7,544	8,271
Freddie Mac Pool #QA2748 3.50% 2049[1]	2,489	2,733
Freddie Mac Pool #RA2596 2.50% 2050[1]	5,488	5,852
Freddie Mac Pool #SD7512 3.00% 2050[1]	176,606	189,095
Freddie Mac Pool #RA2020 3.00% 2050[1]	155,311	166,938
Freddie Mac Pool #QA7075 3.00% 2050[1]	74,115	79,127
Freddie Mac Pool #RA1914 3.00% 2050[1]	62,772	67,442
Freddie Mac Pool #SD0234 3.00% 2050[1]	51,878	55,700
Freddie Mac Pool #SD7517 3.00% 2050[1]	46,381	50,549
Freddie Mac Pool #QA8575 3.00% 2050[1]	45,229	48,772
Freddie Mac Pool #RA2319 3.00% 2050[1]	34,936	36,897
Freddie Mac Pool #SD0187 3.00% 2050[1]	20,620	22,439
Freddie Mac Pool #QA8801 3.00% 2050[1]	18,713	20,150

The Bond Fund of America	11

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD7514 3.50% 2050[1]	$89,233	$95,989
Freddie Mac Pool #SD8053 4.50% 2050[1]	428	464
Freddie Mac, Series 2122, Class QM, 6.25% 2029[1]	384	429
Freddie Mac, Series 3257, Class PA, 5.50% 2036[1]	3,712	4,338
Freddie Mac, Series 3286, Class JN, 5.50% 2037[1]	2,839	3,221
Freddie Mac, Series 3318, Class JT, 5.50% 2037[1]	1,716	1,976
Freddie Mac, Series 4582, Class GA, 3.75% 2052[1,3]	5,524	5,733
Freddie Mac, Series KS01, Class A2, Multi Family, 2.522% 2023[1]	3,058	3,146
Freddie Mac, Series K036, Class A2, Multi Family, 3.527% 2023[1]	2,000	2,164
Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 2025[1]	43,390	47,286
Freddie Mac, Series K049, Class A2, Multi Family, 3.01% 2025[1]	774	856
Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 2026[1]	5,065	5,653
Freddie Mac, Series K060, Class A2, Multi Family, 3.30% 2026[1]	400	457
Freddie Mac, Series K061, Class A2, Multi Family, 3.347% 2026[1]	2,951	3,379
Freddie Mac, Series K064, Class A2, Multi Family, 3.224% 2027[1,3]	1,000	1,143
Freddie Mac, Series K065, Class A2, Multi Family, 3.243% 2027[1]	1,170	1,341
Freddie Mac, Series K074, Class A2, Multi Family, 3.60% 2028[1]	955	1,124
Freddie Mac, Series K084, Class A2, Multi Family, 3.78% 2028[1,3]	6,045	7,198
Freddie Mac, Series K078, Class A2, Multi Family, 3.854% 2028[1]	4,000	4,786
Freddie Mac, Series K076, Class A2, Multi Family, 3.90% 2028[1]	3,965	4,756
Freddie Mac, Series K081, Class A2, Multi Family, 3.90% 2028[1,3]	1,700	2,046
Freddie Mac, Series K082, Class A2, Multi Family, 3.92% 2028[1,3]	1,680	2,029
Freddie Mac, Series K079, Class A2, Multi Family, 3.926% 2028[1]	172	207
Freddie Mac, Series K083, Class A2, Multi Family, 4.05% 2028[1,3]	3,000	3,652
Freddie Mac, Series K101, Class A2, Multi Family, 2.524% 2029[1]	62	69
Freddie Mac, Series K090, Class A2, Multi Family, 3.422% 2029[1]	5,000	5,897
Freddie Mac, Series K089, Class A2, Multi Family, 3.563% 2029[1]	5,249	6,238
Freddie Mac, Series K105, Class A2, Multi Family, 1.872% 2053[1]	23	24
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036[1]	1,512	1,420
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036[1]	449	427
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036[1]	427	410
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036[1]	321	306
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036[1]	230	217
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[1]	50,069	53,704
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[1,3]	49,068	51,564
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[1,3]	42,237	44,399
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 2056[1]	7,964	8,544
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class MA, 3.00% 2056[1]	5,137	5,515
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 2056[1,3]	17,064	18,092
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 2056[1]	1,535	1,685
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 2057[1]	8,148	8,838
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[1,3]	22,741	24,797
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[1]	90,319	97,852
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[1]	22,615	24,697
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[1]	15,643	17,078
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 2057[1]	8,693	9,571
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[1]	36,843	40,158
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 2058[1]	4,390	4,796
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 2058[1]	3,569	3,897
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 2058[1]	2,389	2,631
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 2058[1]	2,411	2,621
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 2058[1]	1,081	1,177
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[1]	182,455	194,666
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[1]	49,002	51,841
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[1]	30,844	32,461
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 2029[1]	85,565	90,042
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[1]	70,663	74,790
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 2029[1]	23,437	24,862
Government National Mortgage Assn. 2.00% 2051[1,5]	964,823	1,005,675
Government National Mortgage Assn. 2.00% 2051[1,5]	822,177	858,339
Government National Mortgage Assn. 2.50% 2051[1,5]	104,798	110,513
Government National Mortgage Assn. 3.00% 2051[1,5]	108,524	113,547

12	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Government National Mortgage Assn. 3.50% 2051[1,5]	$91,070	$96,435
Government National Mortgage Assn. 3.50% 2051[1,5]	63,314	67,084
Government National Mortgage Assn. 4.00% 2051[1,5]	7,457	7,955
Government National Mortgage Assn. 4.50% 2051[1,5]	46,070	49,379
Government National Mortgage Assn. 4.50% 2051[1,5]	19,248	20,613
Government National Mortgage Assn. Pool #MA0908 2.50% 2028[1]	1,156	1,206
Government National Mortgage Assn. Pool #AB3820 5.00% 2035[1]	261	288
Government National Mortgage Assn. Pool #AB3587 6.50% 2038[1]	178	204
Government National Mortgage Assn. Pool #AB3819 5.00% 2039[1]	298	325
Government National Mortgage Assn. Pool #004636 4.50% 2040[1]	1,475	1,642
Government National Mortgage Assn. Pool #783689 5.50% 2040[1]	2,327	2,680
Government National Mortgage Assn. Pool #783687 4.50% 2041[1]	6,101	6,600
Government National Mortgage Assn. Pool #AC2886 4.50% 2041[1]	848	918
Government National Mortgage Assn. Pool #AB3664 4.50% 2041[1]	229	246
Government National Mortgage Assn. Pool #AB3818 4.50% 2041[1]	206	221
Government National Mortgage Assn. Pool #783688 5.00% 2041[1]	2,274	2,564
Government National Mortgage Assn. Pool #754353 3.50% 2042[1]	630	664
Government National Mortgage Assn. Pool #AD7620 3.50% 2043[1]	1,191	1,278
Government National Mortgage Assn. Pool #MA2893 4.00% 2045[1]	170	188
Government National Mortgage Assn. Pool #BC1530 3.00% 2047[1]	17,707	18,072
Government National Mortgage Assn. Pool #BC1565 3.00% 2047[1]	7,672	7,811
Government National Mortgage Assn. Pool #MA5594 3.50% 2048[1]	6,391	6,789
Government National Mortgage Assn. Pool #MA5263 3.50% 2048[1]	5,107	5,462
Government National Mortgage Assn. Pool #MA5527 3.50% 2048[1]	4,281	4,560
Government National Mortgage Assn. Pool #MA5019 3.50% 2048[1]	660	708
Government National Mortgage Assn. Pool #MA5398 4.00% 2048[1]	3,655	3,936
Government National Mortgage Assn. Pool #MA5528 4.00% 2048[1]	3,518	3,788
Government National Mortgage Assn. Pool #MA5466 4.00% 2048[1]	3,066	3,302
Government National Mortgage Assn. Pool #MA5264 4.00% 2048[1]	1,424	1,530
Government National Mortgage Assn. Pool #MA5332 5.00% 2048[1]	123	135
Government National Mortgage Assn. Pool #MA5876 4.00% 2049[1]	116,251	124,366
Government National Mortgage Assn. Pool #MA5817 4.00% 2049[1]	34,989	37,517
Government National Mortgage Assn. Pool #MA5877 4.50% 2049[1]	18,420	19,923
Government National Mortgage Assn. Pool #MA5764 4.50% 2049[1]	14,155	15,321
Government National Mortgage Assn. Pool #MA6092 4.50% 2049[1]	2,652	2,860
Government National Mortgage Assn. Pool #MA6041 4.50% 2049[1]	1,053	1,139
Government National Mortgage Assn. Pool #MA5754 4.50% 2049[1]	129	137
Government National Mortgage Assn. Pool #MA5755 5.00% 2049[1]	1,121	1,211
Government National Mortgage Assn. Pool #MA6042 5.00% 2049[1]	273	299
Government National Mortgage Assn. Pool #MA7052 2.50% 2050[1]	27,916	29,581
Government National Mortgage Assn. Pool #694836 5.661% 2059[1]	1	1
Government National Mortgage Assn. Pool #725876 4.792% 2061[1]	2	2
Government National Mortgage Assn. Pool #725879 4.821% 2061[1]	3	3
Government National Mortgage Assn. Pool #710085 4.999% 2061[1]	6	6
Government National Mortgage Assn. Pool #765136 5.00% 2061[1]	2	2
Government National Mortgage Assn. Pool #721648 5.05% 2061[1]	3	3
Government National Mortgage Assn. Pool #AC1008 4.563% 2063[1]	2	2
Government National Mortgage Assn. Pool #AG8238 4.794% 2064[1]	7	7
Government National Mortgage Assn. Pool #725893 5.20% 2064[1]	2	2
Government National Mortgage Assn. Pool #AA7554 6.64% 2064[1]	1	1
Government National Mortgage Assn. Pool #AE9612 4.952% 2065[1]	11	12
Uniform Mortgage-Backed Security 1.50% 2036[1,5]	2,785,316	2,860,517
Uniform Mortgage-Backed Security 1.50% 2036[1,5]	2,059,423	2,116,071
Uniform Mortgage-Backed Security 2.00% 2036[1,5]	1,882,125	1,965,657
Uniform Mortgage-Backed Security 2.00% 2036[1,5]	1,300,000	1,356,224
Uniform Mortgage-Backed Security 3.00% 2036[1,5]	21,762	22,838
Uniform Mortgage-Backed Security 2.00% 2051[1,5]	1,966,458	2,035,666
Uniform Mortgage-Backed Security 2.00% 2051[1,5]	797,353	826,755
Uniform Mortgage-Backed Security 2.50% 2051[1,5]	583,102	612,667
Uniform Mortgage-Backed Security 2.50% 2051[1,5]	445,277	468,532
Uniform Mortgage-Backed Security 3.00% 2051[1,5]	436,190	457,384
Uniform Mortgage-Backed Security 3.50% 2051[1,5]	288,009	304,843
Uniform Mortgage-Backed Security 4.00% 2051[1,5]	90,920	97,235
Uniform Mortgage-Backed Security 4.50% 2051[1,5]	20,976	22,762
		21,359,548

The Bond Fund of America	13

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) 0.87%
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 2048[1,3,4]	$14,381	$14,621
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 2055[1,4]	1,365	1,379
Bellemeade Re Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 1.748% 2029[1,3,4]	5,715	5,726
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 2059[1,4]	3,837	3,963
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 2059[1,3,4]	3,156	3,266
Bunker Hill Loan Depositary Trust, Series 2019-1, Class A1, 3.613% 2048[1,3,4]	1,707	1,728
Bunker Hill Loan Depositary Trust, Series 2019-1, Class A3, 3.919% 2048[1,3,4]	2,543	2,585
Cascade Funding Mortgage Trust, Series 2019-HB1, Class A, 2.386% 2029[1,3,4]	5,309	5,338
Cascade Funding Mortgage Trust, Series 2019-HB1, Class M1, 2.572% 2029[1,3,4]	3,590	3,609
Cascade Funding Mortgage Trust, Series 2019-HB1, Class M2, 2.863% 2029[1,3,4]	874	880
Cascade Funding Mortgage Trust, Series 2019-HB1, Class M3, 3.257% 2029[1,3,4]	448	444
Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 2030[1,3,4]	19,559	19,583
Cascade Funding Mortgage Trust, Series 2020-HB3, Class A, 2.812% 2030[1,3,4]	7,672	7,749
Cascade Funding Mortgage Trust, Series 2020-HBA, Class A, 3.405% 2030[1,3,4]	8,653	8,769
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A2, 3.585% 2054[1]	2,000	2,238
Citigroup Mortgage Loan Trust Inc., Series 2020-EXP1, Class A1A, 1.804% 2060[1,3,4]	4,141	4,173
Commercial Mortgage Trust, Series 2012-LC4, Class B, 4.934% 2044[1,3]	2,300	2,235
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 2037[1,4]	6,770	7,032
Credit Suisse Mortgage Trust, Series 2019-RPL1, Class A1A, 3.65% 2058[1,3,4]	1,553	1,690
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 2032[1]	205	219
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 2032[1]	78	82
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 2033[1]	1,057	1,113
CS First Boston Mortgage Securities Corp., Series 2003-29, Class VA1, 7.00% 2033[1]	336	351
Finance of America HECM Buyout, Series 2020-HB2, Class A, 1.71% 2030[1,3,4]	14,944	15,067
Finance of America HECM Buyout, Series 2020-HB1, Class A, 2.012% 2030[1,3,4]	7,108	7,163
Finance of America HECM Buyout, Series 2019-HB1, Class M1, 2.105% 2030[1,3,4]	2,600	2,613
Finance of America HECM Buyout, Series 2020-HB1, Class M2, 2.389% 2030[1,3,4]	900	882
Finance of America HECM Buyout, Series 2020-HB1, Class M3, 2.723% 2030[1,3,4]	380	365
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 2069[1,4]	21,256	23,347
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 2069[1,4]	20,630	22,383
Homeward Opportunities Fund Trust, Series 2018-1, Class A1, 3.766% 2048[1,3,4]	10,734	10,817
JPMDB Commercial Mortgage Securities Trust, Series 2019-COR6, Class A4, 3.057% 2052[1]	975	1,101
JPMorgan Mortgage Trust, Series 2020-INV1, Class A3, 3.50% 2050[1,3,4]	5,604	5,840
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[1,3,4]	6,066	6,133
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 2059[1,3,4]	7,305	7,335
Mello Warehouse Securitization Trust, Series 2019-2, Class A, (1-month USD-LIBOR + 0.75%) 0.898% 2052[1,3,4]	62,022	62,110
Mello Warehouse Securitization Trust, Series 2019-1, Class A, 0.948% 2052[1,3,4]	8,945	8,961
Mello Warehouse Securitization Trust, Series 2020-2, Class A, (1-month USD-LIBOR + 0.80%) 0.996% 2053[1,3,4]	15,541	15,580
Mello Warehouse Securitization Trust, Series 2020-1, Class A, (1-month USD-LIBOR + 0.90%) 1.048% 2053[1,3,4]	34,517	34,592
Mill City Mortgage Trust, Series 2018-1, Class A1, 3.25% 2062[1,3,4]	1,837	1,903
Mortgage Repurchase Agreement Financing Trust, Series 2020-1, Class A1, (1-month USD-LIBOR + 2.00%) 2.149% 2022[1,3,4]	29,196	29,264
Mortgage Repurchase Agreement Financing Trust, Series 2020-5, Class A1, (1-month USD-LIBOR + 1.00%) 1.149% 2023[1,3,4]	38,698	38,996
Nationstar HECM Loan Trust, Series 2019-2A, Class A, 2.272% 2029[1,3,4]	4,849	4,867
Nationstar HECM Loan Trust, Series 2019-1A, Class A, 2.651% 2029[1,3,4]	1,670	1,675
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 2057[1,3,4]	4,020	4,348
New York Mortgage Trust, Series 2020-SP1, Class A1, 3.962% 2060[1,4]	24,186	24,368
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614% 2032[1,4]	1,220	1,267
Onslow Bay Financial LLC, Series 2020-INV1, Class A5, 3.50% 2049[1,3,4]	7,311	7,547
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 2063[1,3,4]	7,080	7,125
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 2048[1,3,4]	2,491	2,561
Starwood Mortgage Residential Trust, Series 2019-IMC1, Class A1, 3.468% 2049[1,3,4]	2,887	2,909
Starwood Mortgage Residential Trust, Series 2020-2, Class A1, 2.718% 2060[1,3,4]	8,048	8,214
Station Place Securitization Trust, Series 2020-WL1, Class A, (1-month USD-LIBOR + 1.15%) 1.298% 2051[1,3,4]	52,450	52,539
TBW Mortgage-backed Trust, Series 2007-2, Class A4B, (1-month USD-LIBOR + 0.42%) 0.568% 2037[1,3]	8,682	7,226
TIF Funding II LLC, Series 2020-1A, Class A, 2.09% 2045[1,4]	8,442	8,557
TIF Funding II LLC, Series 2020-1A, Class B, 3.82% 2045[1,4]	1,804	1,829
Towd Point Mortgage Trust, Series 2016-2, Class A1A, 2.75% 2055[1,3,4]	597	605
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 2056[1,3,4]	4,301	4,388

14	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Towd Point Mortgage Trust, Series 2017-5, Class A1, 0.748% 2057[1,3,4]	$948	$945
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 2057[1,3,4]	9,555	9,844
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 2057[1,3,4]	6,221	6,455
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 2057[1,3,4]	4,903	5,053
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 2058[1,3,4]	11,611	12,167
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 2058[1,3,4]	3,450	3,614
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 2060[1,4]	38,830	39,799
		611,127

Commercial mortgage-backed securities 0.71%
Banc of America Commercial Mortgage Inc., Series 2015-UBS7, Class A4, 3.705% 2048[1]	750	834
Banc of America Commercial Mortgage Inc., Series 2017-BNK3, Class A4, 3.574% 2050[1]	115	131
Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 2052[1]	255	299
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2052[1]	3,920	4,658
Bank Commercial Mortgage Trust, Series 2017-BNK9, Class A4, 3.538% 2054[1]	135	155
Bank Commercial Mortgage Trust, Series 2017-BNK7, Class A5, 3.435% 2060[1]	3,750	4,283
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 2061[1]	2,546	2,891
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2061[1]	330	374
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2061[1]	2,510	2,906
Bank Commercial Mortgage Trust, Series 2019-BN12, Class A3, 3.99% 2061[1]	500	587
Bank Commercial Mortgage Trust, Series 2018-BN15, Class A3, 4.138% 2061[1]	500	588
Bank Commercial Mortgage Trust, Series 2018-BN13, Class A5, 4.217% 2061[1,3]	250	298
Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 2061[1,3]	11,116	13,264
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 2063[1]	1,654	1,780
Barclays Commercial Mortgage Securities LLC, Series 2017-DELC, Class A, 1.009% 2036[1,3,4]	1,000	991
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2051[1]	3,475	3,981
Benchmark Mortgage Trust, Series 2018-B3, Class A5, 4.025% 2051[1]	5,890	6,928
Benchmark Mortgage Trust, Series 2018-B4, Class A5, 4.121% 2051[1,3]	90	107
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 2052[1]	6,351	7,640
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 2053[1]	944	1,010
Benchmark Mortgage Trust, Series 2018-B7, Class A3, 4.241% 2053[1]	1,000	1,179
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 2053[1,3]	6,954	8,507
Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952% 2057[1]	730	818
Benchmark Mortgage Trust, Series 2019-B14, Class AS, 3.049% 2062[1]	5,000	5,643
Benchmark Mortgage Trust, Series 2019-B10, Class A3, 3.455% 2062[1]	500	572
BX Trust, Series 2018-GW, Class A, 0.959% 2035[1,3,4]	2,684	2,646
BX Trust, Series 2020-VIV4, Class A, 2.843% 2044[1,4]	7,000	7,313
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 2050[1]	5,576	6,357
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class B, 4.285% 2045[1,4]	500	508
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class B, 4.328% 2047[1,3]	3,800	4,089
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A4, 2.878% 2048[1]	1,095	1,157
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4, 3.314% 2049[1]	2,740	3,054
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class AS, 3.514% 2049[1]	600	664
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2049[1]	1,525	1,719
Citigroup Commercial Mortgage Trust, Series 2017-B1, Class A3, 3.197% 2050[1]	6,250	7,007
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class A4, 3.471% 2050[1]	2,930	3,344
Citigroup Commercial Mortgage Trust, Series 2019-GC41, Class AA, 2.62% 2056[1]	200	219
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A3, 3.515% 2058[1]	4,920	5,323
Commercial Mortgage Trust, Series 2012-CRS, Class A4, 2.771% 2045[1]	1,871	1,936
Commercial Mortgage Trust, Series 2012-CR3, Class AM, 3.416% 2045[1,4]	700	711
Commercial Mortgage Trust, Series 2012-CR3, Class B, 3.922% 2045[1,4]	1,015	1,004
Commercial Mortgage Trust, Series 2012-CR5, Class D, 4.32% 2045[1,3,4]	2,000	1,927
Commercial Mortgage Trust, Series 2012-CR2, Class B, 4.393% 2045[1]	700	718
Commercial Mortgage Trust, Series 2012-CR3, Class C, 4.584% 2045[1,3,4]	500	446
Commercial Mortgage Trust, Series 2013-CR6, Class B, 3.397% 2046[1,4]	1,000	1,024
Commercial Mortgage Trust, Series 2013-CRE7, Class B, 3.613% 2046[1,4]	2,000	2,076
Commercial Mortgage Trust, Series 2013-CR7, Class C, 4.069% 2046[1,3,4]	2,743	2,701
Commercial Mortgage Trust, Series 2013-LC13, Class B, 5.009% 2046[1,3,4]	830	877
Commercial Mortgage Trust, Series 2014-UBS4, Class A5, 3.694% 2047[1]	910	997
Commercial Mortgage Trust, Series 2014-CR16, Class A3, 3.775% 2047[1]	1,997	2,149
Commercial Mortgage Trust, Series 2014-LC17, Class A5, 3.917% 2047[1]	886	980
Commercial Mortgage Trust, Series 2014-CR15, Class A4, 4.074% 2047[1,3]	3,000	3,297
Commercial Mortgage Trust, Series 2014-CR19, Class AM, 4.08% 2047[1]	750	825
Commercial Mortgage Trust, Series 2014-LC15, Class AM, 4.198% 2047[1]	850	935
Commercial Mortgage Trust, Series 2014-CR16, Class AM, 4.278% 2047[1]	1,070	1,174
Commercial Mortgage Trust, Series 2014-LC17, Class B, 4.49% 2047[1,3]	200	220

The Bond Fund of America	15

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Commercial Mortgage Trust, Series 2014-UBS4, Class B, 4.701% 2047[1]	$1,000	$1,094
Commercial Mortgage Trust, Series 2015-CR22, Class B, 3.926% 2048[1,3]	5,250	5,670
Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 2049[1]	4,000	4,380
Commercial Mortgage Trust, Series 2017-COR2, Class A3, 3.51% 2050[1]	2,261	2,575
Commercial Mortgage Trust, Series 2015-PC1, Class AM, 4.29% 2050[1,3]	1,250	1,402
Commercial Mortgage Trust, Series 2013-CR11, Class B, 5.112% 2050[1,3]	500	544
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class C, 4.563% 2048[1,3]	556	574
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.044% 2050[1,3]	700	741
DBUBS Mortgage Trust, Series 2011-LC2A, Class A1, 4.537% 2044[1,4]	7,798	7,839
DBUBS Mortgage Trust, Series 2011-LC3A, Class B, 5.335% 2044[1,3,4]	6,500	6,558
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 2049[1]	500	548
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 2040[1,4]	10,403	11,035
GS Mortgage Securities Trust, Series 2018-HULA, Class A, 1.079% 2025[1,3,4]	973	957
GS Mortgage Securities Trust, Series 2019-BOCA, Class A, (1-month USD-LIBOR + 1.20%) 1.359% 2038[1,3,4]	1,000	996
GS Mortgage Securities Trust, Series 2011-GC5, Class B, 5.555% 2044[1,3,4]	1,244	1,241
GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4, 3.377% 2045[1]	613	621
GS Mortgage Securities Trust, Series 2013-GC12, Class A4, 3.135% 2046[1]	1,250	1,316
GS Mortgage Securities Trust, Series 2013-GC10, Class B, 3.682% 2046[1,4]	4,500	4,652
GS Mortgage Securities Trust, Series 2013-GC12, Class B, 3.777% 2046[1,3]	2,000	2,096
GS Mortgage Securities Trust, Series 2014-GC18, Class B, 4.885% 2047[1,3]	2,500	2,437
GS Mortgage Securities Trust, Series 2020-GS1, Class A2, 3.47% 2048[1]	3,000	3,246
GS Mortgage Securities Trust, Series 2016-GS4, Class A4, 3.442% 2049[1,3]	2,654	2,975
GS Mortgage Securities Trust, Series 2017-GS7, Class A3, 3.167% 2050[1]	855	939
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 2050[1]	1,000	1,143
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2052[1]	255	303
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 2053[1]	9,983	10,764
GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.911% 2053[1]	174	195
Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1-month USD-LIBOR + 1.15%) 1.309% 2038[1,3,4]	7,000	6,965
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A4, 3.997% 2047[1]	2,450	2,686
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class A5, 4.079% 2047[1]	8,195	8,986
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class B, 4.394% 2047[1,3]	600	638
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class D, 4.676% 2047[1,3,4]	2,500	2,287
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class B, 3.951% 2048[1]	3,500	3,698
JPMBB Commercial Mortgage Securities Trust, Series 2015-C-32, Class AS, 3.984% 2048[1]	1,200	1,323
JPMBB Commercial Mortgage Securities Trust, Series 2015-C-31, Class C, 4.619% 2048[1,3]	600	611
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 2050[1]	1,683	1,910
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 2050[1]	1,600	1,831
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C10, Class B, 3.674% 2047[1,3]	2,600	2,694
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C10, Class C, 4.11% 2047[1,3]	750	765
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-BCON, Class A, 3.735% 2031[1,4]	3,955	4,119
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4, 4.166% 2046[1]	1,020	1,109
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class AS, 5.424% 2046[1,3,4]	365	373
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class AS, 3.372% 2047[1]	2,500	2,614
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 2049[1,3]	5,095	5,812
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[1,4]	4,874	4,870
Manhattan West, Series 2020-OMW, Class A, 2.13% 2039[1,4]	3,126	3,295
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A4, 3.102% 2046[1]	2,175	2,284
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class B, 3.708% 2046[1,3]	1,511	1,561
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class A-4, 4.039% 2046[1]	1,934	2,106
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class D, 4.236% 2046[1,3,4]	2,700	1,666

16	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class B, 4.608% 2046[1,3]	$1,000	$1,066
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class A4, 3.60% 2047[1]	1,000	1,066
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5, 3.741% 2047[1]	5,096	5,561
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class A4, 3.753% 2047[1]	525	590
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class B, 4.00% 2047[1,3]	2,000	2,151
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 4.051% 2047[1]	250	274
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 3.306% 2048[1]	1,870	2,037
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A-4, 3.372% 2048[1]	1,300	1,434
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class A4, 2.60% 2049[1]	250	270
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C31, Class A-S, 3.102% 2049[1]	3,000	3,327
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A4, 3.72% 2049[1]	5,280	6,064
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3, 3.451% 2050[1]	559	610
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 2029[1,4]	6,885	6,935
Morgan Stanley Capital I Trust, Series 2011-C2, Class A4, 4.661% 2044[1,4]	4,045	4,072
Morgan Stanley Capital I Trust, Series 2011-C1, Class E, 5.563% 2047[1,3,4]	2,000	1,998
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 2048[1]	1,730	1,929
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class C, 4.608% 2049[1,3]	567	557
MRA Issuance Trust, Series 2020-10, Class A, (1-month USD-LIBOR + 1.75%) 2.25% 2021[1,3,4,6]	104,386	104,386
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B, 4.275% 2046[1,3]	1,200	1,153
Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class A5, 3.405% 2047[1]	290	319
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class A4, 3.54% 2048[1]	4,380	4,875
Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class A4, 3.695% 2048[1]	1,400	1,580
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A4, 3.789% 2048[1]	7,091	7,898
Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class A4, 3.809% 2048[1]	1,137	1,295
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class C, 4.094% 2048[1,3]	585	597
Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class B, 2.967% 2049[1]	865	889
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.096% 2049[1]	6,190	6,690
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class AS, 3.484% 2049[1]	380	417
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 2049[1]	6,370	7,323
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A4, 3.581% 2050[1]	1,154	1,321
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A5, 3.817% 2050[1]	2,302	2,502
Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class A3, 3.888% 2051[1]	6,500	7,570
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 2052[1]	3,898	4,415
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.537% 2058[1,3]	1,000	1,039
Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class A4, 3.065% 2059[1]	3,853	4,197
Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.426% 2059[1]	1,320	1,481
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class AS, 3.988% 2059[1]	600	673
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 2060[1]	510	583
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class B, 5.656% 2044[1,3,4]	1,500	1,530
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class AS, 3.311% 2045[1]	255	266
WF-RBS Commercial Mortgage Trust, Series 2013-C13, Class B, 3.553% 2045[1]	500	522
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class B, 3.714% 2045[1,3]	1,000	1,042
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class B, 4.311% 2045[1]	5,500	5,694
WF-RBS Commercial Mortgage Trust, Series 2012-C6, Class B, 4.697% 2045[1]	415	428
WF-RBS Commercial Mortgage Trust, Series 2013-C16, Class B, 5.017% 2046[1,3]	1,450	1,514
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class B, 4.723% 2047[1,3]	2,000	2,176
WF-RBS Commercial Mortgage Trust, Series 2013-C12, Class B, 3.863% 2048[1,3]	2,000	2,098
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class A4, 3.488% 2057[1]	2,038	2,194
		497,473

Total mortgage-backed obligations		22,468,148

The Bond Fund of America	17

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans 30.73%
Financials 6.61%
ACE INA Holdings Inc. 2.875% 2022	$1,585	$1,653
ACE INA Holdings Inc. 3.35% 2026	100	113
ACE INA Holdings Inc. 4.35% 2045	1,465	1,987
AerCap Holdings NV 6.50% 2025	4,854	5,806
Allstate Corp. 0.75% 2025	1,839	1,850
Allstate Corp. 1.45% 2030	8,000	7,987
Allstate Corp. 3.85% 2049	9,000	11,315
Ally Financial Inc. 5.125% 2024	3,863	4,456
Ally Financial Inc. 5.80% 2025	6,400	7,606
Ally Financial Inc. 8.00% 2031	23,019	32,797
Ally Financial Inc. 8.00% 2031	16,630	24,446
American Express Co. 3.00% 2024	20,000	21,852
American International Group, Inc. 2.50% 2025	8,500	9,141
American International Group, Inc. 3.90% 2026	2,625	2,994
American International Group, Inc. 3.40% 2030	35,370	40,535
American International Group, Inc. 4.80% 2045	1,150	1,522
American International Group, Inc. 4.375% 2050	36,372	47,627
Australia & New Zealand Banking Group Ltd. 2.625% 2022	15,000	15,495
AXA Equitable Holdings, Inc. 3.90% 2023	5,575	6,000
Banco Nacional de Comercio Exterior SNC 3.80% 2026 (UST Yield Curve Rate T Note Constant Maturity 5-year + 3.00% on 8/11/2021)[4,7]	1,850	1,861
Banco Santander México, SA, Institución de Banca Múltiple, Grupo Financiero Santander México 5.375% 2025[4]	7,500	8,626
Banco Santander, SA 2.749% 2030	8,200	8,470
Bangkok Bank PCL 3.733% 2034 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.90% on 9/25/2029)[7]	16,965	17,697
Bank of America Corp. 2.738% 2022 (3-month USD-LIBOR + 0.37% on 1/23/2021)[7]	21,000	21,026
Bank of America Corp. 1.197% 2026 (USD-SOFR + 1.01% on 10/24/2025)[7]	12,000	12,163
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[7]	14,865	16,818
Bank of America Corp. 1.898% 2031 (USD-SOFR + 1.53% on 7/23/2030)[7]	138,312	139,783
Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)[7]	105,603	107,031
Bank of America Corp. 2.676% 2041 (USD-SOFR + 1.93% on 6/19/2040)[7]	6,000	6,261
Bank of Montreal, junior subordinated, 3.803% (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) + 1.432% on 12/15/2032)[4,7]	1,950	2,211
Bank of Nova Scotia 2.50% 2021	17,500	17,503
Barclays Bank PLC 3.65% 2025	2,000	2,206
Barclays Bank PLC 4.95% 2047	5,000	6,828
Berkshire Hathaway Finance Corp. 4.20% 2048	21,490	28,389
Berkshire Hathaway Finance Corp. 4.25% 2049	3,000	3,985
Berkshire Hathaway Inc. 3.125% 2026	4,100	4,582
Berkshire Hathaway Inc. 4.50% 2043	1,500	2,066
BNP Paribas 3.50% 2023[4]	27,000	28,748
BNP Paribas 3.80% 2024[4]	30,525	33,313
BNP Paribas 2.819% 2025 (3-month USD-LIBOR + 1.111% on 11/19/2024)[4,7]	5,050	5,397
BNP Paribas 3.375% 2025[4]	32,250	35,384
BNP Paribas 2.219% 2026 (USD-SOFR + 2.074% on 6/9/2025)[4,7]	27,900	29,214
Capital One Financial Corp. 4.25% 2025	17,500	19,991
Charles Schwab Corp., junior subordinated, 5.375% (UST Yield Curve Rate T Note Constant Maturity 5-year + 4.971 on 6/1/2025)[3]	3,750	4,186
China CITIC Bank International Ltd. 4.625% 2029 (UST Yield Curve Rate T Note Constant Maturity 5-year + 2.25% on 2/28/2024)[7]	12,500	13,271
China Construction Bank Corp. 2.45% 2030 (UST Yield Curve Rate T Note Constant Maturity 5-year + 2.15% on 6/24/2025)[7]	19,600	20,102
Chubb INA Holdings Inc. 1.375% 2030	4,000	3,996
CIT Group Inc. 3.929% 2024 (USD-SOFR + 3.827% on 6/19/2023)[7]	35,287	37,360
CIT Group Inc. 5.25% 2025	15,651	17,793
Citigroup Inc. 2.35% 2021	16,500	16,693
Citigroup Inc. 2.70% 2021	13,500	13,578
Citigroup Inc. 2.90% 2021	13,500	13,793
Citigroup Inc. 4.60% 2026	4,175	4,897
Citigroup Inc. 3.668% 2028 (3-month USD-LIBOR + 1.39% on 7/24/2027)[7]	2,225	2,523
Citigroup Inc. 2.976% 2030 (USD-SOFR + 1.422% on 11/5/2029)[7]	9,915	10,922
Citigroup Inc. 2.572% 2031 (USD-SOFR + 2.107% on 6/3/2030)[7]	105,724	112,719
Citigroup Inc. 4.412% 2031 (USD-SOFR + 3.914% on 3/31/2030)[7]	26,850	32,561
Citigroup Inc., Series A, junior subordinated, 5.95% (3-month USD-LIBOR + 4.068% on 1/30/2023)[7]	13,195	13,855

18	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Commonwealth Bank of Australia 3.61% 2034 (UST Yield Curve Rate T Note Constant Maturity 5-year + 2.05% on 9/12/2029)[4,7]	$14,375	$15,814
Cooperatieve Rabobank UA 2.75% 2023	17,000	17,837
Cooperatieve Rabobank UA 2.625% 2024[4]	10,900	11,666
Credit Acceptance Corp. 6.625% 2026	1,488	1,590
Crédit Agricole SA 3.375% 2022[4]	10,250	10,565
Crédit Agricole SA 3.75% 2023[4]	21,000	22,557
Crédit Agricole SA 3.25% 2024[4]	6,200	6,732
Crédit Agricole SA 4.375% 2025[4]	10,030	11,272
Crédit Agricole SA 1.907% 2026 (USD-SOFR + 1.676% on 6/16/2025)[4,7]	15,750	16,350
Credit Suisse AG (New York Branch) 2.95% 2025	7,425	8,148
Credit Suisse Group AG 3.45% 2021	11,250	11,353
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)[4,7]	20,250	21,186
Credit Suisse Group AG 3.80% 2023	29,264	31,534
Credit Suisse Group AG 2.593% 2025 (USD-SOFR + 1.56% on 9/11/2024)[4,7]	3,100	3,263
Credit Suisse Group AG 2.193% 2026 (USD-SOFR + 2.044% on 6/5/2025)[4,7]	14,950	15,637
Credit Suisse Group AG 3.869% 2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[4,7]	8,385	9,505
Credit Suisse Group AG 4.194% 2031 (USD-SOFR + 3.73% on 4/1/2030)[4,7]	60,419	71,113
Danske Bank AS 2.00% 2021[4]	13,010	13,158
Danske Bank AS 2.70% 2022[4]	13,475	13,818
Danske Bank AS 3.875% 2023[4]	15,165	16,350
Deutsche Bank AG 3.15% 2021	33,827	33,865
Deutsche Bank AG 3.375% 2021	2,100	2,120
Deutsche Bank AG 4.25% 2021	36,725	36,825
Deutsche Bank AG 4.25% 2021	850	872
Deutsche Bank AG 3.30% 2022	4,575	4,774
Deutsche Bank AG 5.00% 2022	4,675	4,889
Deutsche Bank AG 3.95% 2023	9,097	9,671
Deutsche Bank AG 2.222% 2024 (USD-SOFR + 2.159% on 9/18/2023)[7]	89,334	91,955
Deutsche Bank AG 3.70% 2024	15,250	16,421
Deutsche Bank AG 3.70% 2024	4,603	4,966
Deutsche Bank AG 3.961% 2025 (USD-SOFR + 2.581% on 11/26/2024)[7]	42,257	46,214
Deutsche Bank AG 2.129% 2026 (USD-SOFR + 1.87% on 11/24/2025)[7]	95,890	98,116
Deutsche Bank AG 4.10% 2026	16,415	18,323
Deutsche Bank AG 4.10% 2026	4,936	5,474
Deutsche Bank AG 3.547% 2031 (USD-SOFR + 3.043% on 9/18/2030)[7]	29,375	31,921
DNB Bank ASA 2.375% 2021[4]	22,700	22,905
Five Corners Funding Trust II 2.85% 2030[4]	4,300	4,758
Ford Motor Credit Co. 3.375% 2025	9,000	9,228
GE Capital Funding, LLC 4.05% 2027[4]	29,145	33,357
GE Capital Funding, LLC 4.40% 2030[4]	64,580	76,148
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)[7]	14,747	15,321
Goldman Sachs Group, Inc. 3.50% 2025	14,889	16,570
Goldman Sachs Group, Inc. 1.093% 2026 (USD-SOFR + 0.789% on 12/9/2025)[7]	34,173	34,557
Goldman Sachs Group, Inc. (3-month USD-LIBOR + 1.17%) 1.391% 2026[3]	5,975	6,095
Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[7]	5,000	5,795
Goldman Sachs Group, Inc. 2.60% 2030	16,925	18,226
Goldman Sachs Group, Inc. 3.80% 2030	9,419	11,086
Groupe BPCE SA 2.75% 2023[4]	8,600	8,996
Groupe BPCE SA 5.70% 2023[4]	31,675	35,872
Groupe BPCE SA 4.625% 2024[4]	400	448
Groupe BPCE SA 5.15% 2024[4]	27,058	30,838
Groupe BPCE SA 1.652% 2026 (USD-SOFR + 1.52% on 10/6/2025)[4,7]	38,255	39,184
Hartford Financial Services Group, Inc. 2.80% 2029	10,850	11,803
Hartford Financial Services Group, Inc. 3.60% 2049	1,750	2,056
HSBC Holdings PLC 2.633% 2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)[7]	18,500	19,698
HSBC Holdings PLC 2.099% 2026 (USD-SOFR + 1.929% on 6/4/2025)[7]	43,810	45,564
HSBC Holdings PLC 3.973% 2030 (3-month USD-LIBOR + 1.61% on 5/22/2029)[7]	37,900	43,838
HSBC Holdings PLC 4.95% 2030	3,150	3,944
HSBC Holdings PLC 2.357% 2031 (USD-SOFR + 1.947% on 8/18/2030)[7]	25,355	26,228
HSBC Holdings PLC 2.848% 2031 (USD-SOFR + 2.387% on 6/4/2030)[7]	19,844	21,344
HSBK (Europe) BV 7.25% 2021[4]	3,710	3,761
Icahn Enterprises Finance Corp. 6.25% 2022	5,940	5,968
Intercontinental Exchange, Inc. 2.65% 2040	5,700	5,868
Intercontinental Exchange, Inc. 3.00% 2060	9,875	10,370
Intesa Sanpaolo SpA 3.125% 2022[4]	17,025	17,636

The Bond Fund of America	19

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Intesa Sanpaolo SpA 3.375% 2023[4]	$42,466	$44,492
Intesa Sanpaolo SpA 3.25% 2024[4]	7,560	8,081
Intesa Sanpaolo SpA 5.017% 2024[4]	116,668	127,685
Intesa Sanpaolo SpA 5.71% 2026[4]	24,105	27,602
Intesa Sanpaolo SpA 3.875% 2027[4]	10,275	11,289
Intesa Sanpaolo SpA 3.875% 2028[4]	4,974	5,496
Intesa Sanpaolo SpA 4.00% 2029[4]	3,000	3,385
JPMorgan Chase & Co. 4.023% 2024 (3-month USD-LIBOR + 1.00% on 12/5/2024)[7]	5,000	5,510
JPMorgan Chase & Co. 2.301% 2025 (USD-SOFR + 1.16% on 10/15/2024)[7]	61,584	65,397
JPMorgan Chase & Co. 1.045% 2026 (USD-SOFR + 0.80% on 11/19/2025)[7]	45,000	45,520
JPMorgan Chase & Co. 2.005% 2026 (USD-SOFR + 1.585% on 3/13/2025)[7]	22,000	23,137
JPMorgan Chase & Co. 2.182% 2028 (USD-SOFR + 1.89% on 6/1/2027)[7]	12,175	12,934
JPMorgan Chase & Co. 2.522% 2031 (USD-SOFR + 2.04% on 4/22/2030)[7]	38,283	41,178
JPMorgan Chase & Co. 3.109% 2051 (USD-SOFR + 3.109% on 4/22/2050)[7]	10,057	11,198
Kasikornbank PC HK 3.343% 2031 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.70% on 10/2/2026)[7]	3,295	3,390
Lloyds Banking Group PLC 2.907% 2023 (3-month USD-LIBOR + 0.81% on 11/7/2022)[7]	16,500	17,245
Lloyds Banking Group PLC 4.05% 2023	14,200	15,527
Lloyds Banking Group PLC 3.87% 2025 (UST Yield Curve Rate T Note Constant Maturity 1-year + 3.50% on 7/9/2024)[7]	13,460	14,856
Lloyds Banking Group PLC 4.582% 2025	5,143	5,889
Lloyds Banking Group PLC 2.438% 2026 (UST Yield Curve Rate T Note Constant Maturity 1-year + 1.00% on 2/5/2025)[7]	13,875	14,664
Lloyds Banking Group PLC 4.375% 2028	2,560	3,047
Lloyds Banking Group PLC 4.55% 2028	3,500	4,224
Marsh & McLennan Companies, Inc. 3.875% 2024	17,120	18,900
Marsh & McLennan Companies, Inc. 4.375% 2029	2,460	2,996
Marsh & McLennan Companies, Inc. 2.25% 2030	3,506	3,716
Marsh & McLennan Companies, Inc. 4.75% 2039	750	1,010
Marsh & McLennan Companies, Inc. 4.90% 2049	5,250	7,617
MetLife Capital Trust IV, junior subordinated, 7.875% 2067 (3-month USD-LIBOR + 3.96% on 12/1/2037)[4,7]	100	141
MetLife, Inc. 3.60% 2025	100	113
MetLife, Inc. 4.55% 2030	2,000	2,502
MetLife, Inc. 4.60% 2046	800	1,104
Metropolitan Life Global Funding I 2.40% 2021[4]	18,638	18,642
Metropolitan Life Global Funding I 3.45% 2021[4]	1,500	1,536
Metropolitan Life Global Funding I 2.40% 2022[4]	5,965	6,145
Metropolitan Life Global Funding I 3.375% 2022[4]	3,000	3,090
Metropolitan Life Global Funding I 3.60% 2024[4]	3,000	3,269
Metropolitan Life Global Funding I 0.95% 2025[4]	5,007	5,076
Metropolitan Life Global Funding I 3.45% 2026[4]	2,315	2,644
Metropolitan Life Global Funding I 3.00% 2027[4]	2,500	2,793
Metropolitan Life Global Funding I 3.05% 2029[4]	5,000	5,633
Mitsubishi UFJ Financial Group, Inc. 2.19% 2021	7,451	7,549
Mitsubishi UFJ Financial Group, Inc. 2.665% 2022	16,000	16,563
Mitsubishi UFJ Financial Group, Inc. 2.998% 2022	9,825	10,121
Mitsubishi UFJ Financial Group, Inc. 2.801% 2024	4,600	4,935
Mizuho Financial Group, Inc. 0.849% 2024 (3-month USD-LIBOR + 0.61% on 9/8/2023)[7]	15,800	15,896
Mizuho Financial Group, Ltd. 3.549% 2023	17,000	18,111
Morgan Stanley 2.50% 2021	14,300	14,389
Morgan Stanley 2.75% 2022	13,054	13,484
Morgan Stanley 3.125% 2023	10,000	10,556
Morgan Stanley 3.737% 2024 (3-month USD-LIBOR + 0.847% on 4/24/2023)[7]	57,500	61,886
Morgan Stanley 2.72% 2025 (USD-SOFR + 1.152% on 7/22/2024)[7]	12,800	13,695
Morgan Stanley 0.985% 2026 (USD-SOFR + 0.72% on 12/10/2025)[7]	88,960	89,658
Morgan Stanley 2.188% 2026 (USD-SOFR + 1.99% on 4/28/2025)[7]	14,000	14,797
Morgan Stanley 2.699% 2031 (USD-SOFR + 1.143% on 1/22/2030)[7]	5,000	5,431
Morgan Stanley 1.794% 2032 (USD-SOFR + 1.034% on 2/13/2031)[7]	36,790	37,029
MSCI Inc. 3.625% 2030[4]	16,200	16,957
National Australia Bank Ltd. 2.50% 2022	15,500	15,979
National Australia Bank Ltd. 2.875% 2023	13,200	13,962
National Australia Bank Ltd. 2.332% 2030[4]	5,000	5,091
Nationwide Building Society 3.766% 2024 (3-month USD-LIBOR + 1.064% on 3/8/2023)[4,7]	5,000	5,326
Nationwide Building Society 4.363% 2024 (3-month USD-LIBOR + 1.392% on 8/1/2023)[4,7]	33,400	36,319

20	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Nationwide Building Society 4.125% 2032 (5-year USD-ICE Swap + 1.849% on 10/18/2027)[4,7]	$3,000	$3,283
Navient Corp. 5.50% 2023	7,000	7,337
Navient Corp. 5.875% 2024	1,000	1,065
Navient Corp. 6.75% 2025	2,500	2,722
Navient Corp. 5.00% 2027	6,250	6,313
New York Life Global Funding 1.70% 2021[4]	30,500	30,808
New York Life Global Funding 2.00% 2021[4]	700	703
New York Life Global Funding 2.25% 2022[4]	10,195	10,512
New York Life Global Funding 0.95% 2025[4]	1,403	1,423
New York Life Global Funding 3.00% 2028[4]	2,250	2,513
New York Life Global Funding 1.20% 2030[4]	14,732	14,298
New York Life Insurance Company 3.75% 2050[4]	20,047	24,004
Nuveen, LLC 4.00% 2028[4]	1,515	1,812
OneMain Holdings, Inc. 7.125% 2026	7,800	9,233
Oversea-Chinese Banking Corp. Ltd. 1.832% 2030 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.58% on 9/10/2025)[4,7]	7,786	7,916
PNC Bank 3.50% 2023	17,840	19,163
PNC Financial Services Group, Inc. 3.50% 2024	11,700	12,757
PNC Financial Services Group, Inc., Series O, junior subordinated, 6.75% (3-month USD-LIBOR + 3.678% on 8/1/2021)[7]	10,170	10,447
Power Financial Corp Ltd. 4.50% 2029	5,000	5,511
Power Financial Corp Ltd. 3.95% 2030	16,000	17,126
PRICOA Global Funding I 2.45% 2022[4]	3,090	3,203
PRICOA Global Funding I 3.45% 2023[4]	11,525	12,448
Prudential Financial, Inc. 3.905% 2047	850	1,023
Prudential Financial, Inc. 4.418% 2048	1,000	1,298
Prudential Financial, Inc. 4.35% 2050	5,000	6,569
Prudential Financial, Inc. 3.70% 2051	9,850	11,952
Prudential Financial, Inc., junior subordinated, 5.70% 2048 (3-month USD-LIBOR + 2.665% on 9/15/2028)[7]	3,500	4,045
Rabobank Nederland 2.50% 2021	8,500	8,507
Rabobank Nederland 4.375% 2025	5,945	6,788
Rede D’Or Finance SARL 4.50% 2030[4]	7,200	7,520
Royal Bank of Canada 3.20% 2021	10,000	10,096
Royal Bank of Canada 1.15% 2025	5,931	6,063
Royal Bank of Scotland PLC 4.65% 2024 (3-month USD-LIBOR + 1.55% on 6/25/2024)[7]	14,130	15,437
Royal Bank of Scotland PLC 3.073% 2028 (UST Yield Curve Rate T Note Constant Maturity 1-year + 2.55% on 5/22/2027)[7]	2,500	2,716
Royal Bank of Scotland PLC 4.445% 2030 (3-month USD-LIBOR + 1.871% on 5/5/2029)[7]	14,200	16,907
Royal Bank of Scotland PLC 5.076% 2030 (3-month USD-LIBOR + 1.905% on 1/27/2029)[7]	5,300	6,518
Santander Holdings USA, Inc. 3.40% 2023	17,000	17,861
Santander Holdings USA, Inc. 3.50% 2024	13,325	14,400
Santander Holdings USA, Inc. 3.244% 2026	15,000	16,379
Skandinaviska Enskilda Banken AB 1.875% 2021	13,500	13,657
Skandinaviska Enskilda Banken AB 2.625% 2021	15,275	15,350
Starwood Property Trust, Inc. 5.50% 2023[4]	2,295	2,401
Sumitomo Mitsui Banking Corp. 3.102% 2023	28,940	30,540
Svenska Handelsbanken AB 1.875% 2021	8,920	9,022
Synchrony Financial 2.85% 2022	8,750	9,038
Synchrony Financial 4.375% 2024	5,825	6,416
Toronto-Dominion Bank 2.65% 2024	18,625	19,964
Toronto-Dominion Bank 0.75% 2025	23,900	24,001
Travelers Companies, Inc. 4.00% 2047	2,250	2,920
Travelers Companies, Inc. 4.10% 2049	1,500	1,977
Travelers Companies, Inc. 2.55% 2050	3,815	4,020
U.S. Bancorp 2.40% 2024	19,000	20,261
U.S. Bank NA 2.85% 2023	21,000	22,102
U.S. Bank NA 3.40% 2023	13,125	14,106
UBS Group AG 1.364% 2027 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.08% on 1/30/2026)[4,7]	25,422	25,719
UBS Group AG 3.126% 2030 (3-month USD-LIBOR + 1.468% on 8/13/2029)[4,7]	2,600	2,914
UniCredit SpA 3.75% 2022[4]	14,490	15,019
UniCredit SpA 6.572% 2022[4]	26,240	27,656
UniCredit SpA 4.625% 2027[4]	29,510	33,602
UniCredit SpA 5.861% 2032 (5-year USD-ICE Swap + 3.703% on 6/19/2027)[4,7]	44,926	50,669
UniCredit SpA 7.296% 2034 (5-year USD-ICE Swap + 4.914% on 4/2/2029)[4,7]	18,617	22,517

The Bond Fund of America	21

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
UniCredit SpA 5.459% 2035 (5-year USD-ICE Swap + 4.75% on 6/30/2030)[4,7]	$1,115	$1,229
VEB Finance Ltd. 6.80% 2025[4]	500	602
Wells Fargo & Company 2.10% 2021	41,300	41,720
Wells Fargo & Company 2.50% 2021	13,500	13,546
Wells Fargo & Company 1.654% 2024 (USD-SOFR + 1.60% on 6/2/2024)[7]	79,935	82,136
Wells Fargo & Company 2.406% 2025 (3-month USD-LIBOR + 0.825% on 10/30/2024)[7]	72,912	77,110
Wells Fargo & Company 2.188% 2026 (USD-SOFR + 2.00% on 4/30/2025)[7]	30,525	32,166
Wells Fargo & Company 3.196% 2027 (3-month USD-LIBOR + 1.17% on 6/17/2026)[7]	19,471	21,598
Wells Fargo & Company 2.572% 2031 (3-month USD-LIBOR + 1.00% on 2/11/2030)[7]	73,029	77,341
Wells Fargo & Company 3.068% 2041 (USD-SOFR + 2.53% on 4/30/2040)[7]	4,902	5,340
Wells Fargo & Company 5.013% 2051 (3-month USD-LIBOR + 4.24% on 4/4/2050)[7]	5,300	7,542
Westpac Banking Corp. 2.894% 2030 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.35% on 2/4/2025)[7]	31,019	32,531
Westpac Banking Corp. 4.11% 2034 (UST Yield Curve Rate T Note Constant Maturity 5-year + 2.00% on 7/24/2029)[7]	11,339	12,990
Westpac Banking Corp. 2.668% 2035 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.75% on 11/15/2030)[7]	20,125	20,757
Willis North America Inc. 2.95% 2029	2,130	2,334
Willis North America Inc. 3.875% 2049	5,850	7,153
		4,641,349

Energy 4.32%
Apache Corp. 4.875% 2027	2,340	2,484
Apache Corp. 4.25% 2030	9,050	9,519
Apache Corp. 6.00% 2037	6,135	6,795
Apache Corp. 5.10% 2040	4,860	5,221
Apache Corp. 4.75% 2043	22,605	23,481
Apache Corp. 4.25% 2044	8,800	8,704
Apache Corp. 5.35% 2049	20,669	21,259
Baker Hughes, a GE Co. 4.486% 2030	6,593	7,928
Baker Hughes, a GE Co. 4.08% 2047	6,373	7,201
BP Capital Markets America Inc. 1.749% 2030	5,700	5,723
BP Capital Markets America Inc. 2.772% 2050	17,426	17,242
BP Capital Markets America Inc. 2.939% 2051	9,220	9,415
BP Capital Markets PLC 3.79% 2024	47,280	51,684
BP Capital Markets PLC 3.41% 2026	17,500	19,601
BP Capital Markets PLC 4.234% 2028	2,500	2,988
BP Capital Markets PLC 4.875% 2049 (UST Yield Curve Rate T Note Constant Maturity 5-year + 4.398% on 6/22/2030)[7]	5,900	6,597
BP Capital Markets PLC 3.00% 2050	14,034	14,383
Canadian Natural Resources Ltd. 3.45% 2021	800	815
Canadian Natural Resources Ltd. 2.95% 2023	25,740	26,927
Canadian Natural Resources Ltd. 3.80% 2024	20,250	22,061
Canadian Natural Resources Ltd. 2.05% 2025	24,338	25,552
Canadian Natural Resources Ltd. 3.85% 2027	49,083	55,129
Canadian Natural Resources Ltd. 2.95% 2030	25,973	27,813
Canadian Natural Resources Ltd. 4.95% 2047	2,749	3,492
Cenovus Energy Inc. 3.80% 2023	3,940	4,094
Cenovus Energy Inc. 5.375% 2025	38,460	43,387
Cenovus Energy Inc. 4.25% 2027	44,115	48,196
Cenovus Energy Inc. 5.25% 2037	4,149	4,697
Cenovus Energy Inc. 5.40% 2047	51,113	60,004
Cheniere Energy Partners, LP 4.50% 2029	5,050	5,349
Cheniere Energy, Inc. 5.125% 2027	3,000	3,552
Cheniere Energy, Inc. 4.625% 2028[4]	8,450	8,883
Cheniere Energy, Inc. 3.70% 2029	80,771	90,039
Chevron Corp. 2.10% 2021	10,000	10,055
Chevron Corp. 2.498% 2022	9,675	9,913
Chevron Corp. 2.954% 2026	6,340	7,036
Chevron Corp. 1.995% 2027	919	975
Chevron Corp. 2.236% 2030	12,694	13,594
Chevron Corp. 2.978% 2040	1,119	1,240
Chevron Corp. 3.078% 2050	4,400	4,892
Chevron USA Inc. 0.687% 2025	12,476	12,550
Chevron USA Inc. 1.018% 2027	16,601	16,597
Chevron USA Inc. 2.343% 2050	5,440	5,300
CNX Resources Corp. 6.00% 2029[4]	1,600	1,642

22	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Columbia Pipeline Partners LP 5.80% 2045	$2,635	$3,605
Concho Resources Inc. 4.30% 2028	18,500	21,876
Concho Resources Inc. 2.40% 2031	4,106	4,304
Concho Resources Inc. 4.85% 2048	5,402	7,276
Constellation Oil Services Holding SA 10.00% 2024 (100% PIK)[4,8]	3,538	1,008
DCP Midstream Operating LP 4.95% 2022	1,495	1,545
Diamond Offshore Drilling, Inc. 4.875% 2043[9]	13,470	1,708
Enbridge Energy Partners, LP 5.875% 2025	5,000	6,117
Enbridge Energy Partners, LP 7.375% 2045	32,973	50,353
Enbridge Inc. 4.00% 2023	45,260	49,274
Enbridge Inc. 3.50% 2024	3,391	3,681
Endeavor Energy Resources, LP 6.625% 2025[4]	1,995	2,138
Energy Transfer Operating, LP 5.875% 2024	2,043	2,297
Energy Transfer Operating, LP 2.90% 2025	23,003	24,356
Energy Transfer Operating, LP 5.50% 2027	10,000	11,796
Energy Transfer Operating, LP 3.75% 2030	27,624	29,816
Energy Transfer Operating, LP 5.00% 2050	115,958	125,674
Energy Transfer Partners, LP 4.20% 2023	5,725	6,176
Energy Transfer Partners, LP 4.50% 2024	2,975	3,257
Energy Transfer Partners, LP 4.95% 2028	7,500	8,646
Energy Transfer Partners, LP 6.125% 2045	19,678	23,376
Energy Transfer Partners, LP 5.30% 2047	32,861	36,699
Energy Transfer Partners, LP 6.00% 2048	17,891	21,294
Energy Transfer Partners, LP 6.25% 2049	21,248	25,702
Energy Transfer Partners, LP, junior subordinated, 6.625% (3-month USD-LIBOR + 4.155% on 2/15/2028)[7]	22,000	18,684
Enterprise Products Operating LLC 2.80% 2030	3,768	4,088
Enterprise Products Operating LLC 3.20% 2052	17,987	18,343
EOG Resources, Inc. 4.375% 2030	15,455	18,803
EOG Resources, Inc. 4.95% 2050	10,233	13,883
EQM Midstream Partners, LP 4.75% 2023	2,500	2,633
EQM Midstream Partners, LP 6.50% 2027[4]	3,520	3,969
EQM Midstream Partners, LP 5.50% 2028	8,300	9,088
EQT Corp. 3.00% 2022	23,035	23,251
EQT Corp. 7.875% 2025	5,562	6,341
EQT Corp. 3.90% 2027	11,000	10,949
EQT Corp. 5.00% 2029	1,175	1,242
EQT Corp. 8.75% 2030	15,000	18,356
Equinor ASA 3.625% 2028	12,719	14,824
Equinor ASA 3.125% 2030	22,503	25,547
Equinor ASA 3.25% 2049	5,687	6,320
Exxon Mobil Corp. 2.019% 2024	37,658	39,666
Exxon Mobil Corp. 2.992% 2025	6,330	6,932
Exxon Mobil Corp. 2.44% 2029	838	911
Exxon Mobil Corp. 2.61% 2030	30,776	33,626
Exxon Mobil Corp. 2.995% 2039	890	966
Exxon Mobil Corp. 4.227% 2040	2,000	2,491
Exxon Mobil Corp. 4.327% 2050	1,490	1,940
Exxon Mobil Corp. 3.452% 2051	24,627	28,148
Gazprom OJSC 6.51% 2022[4]	8,350	8,874
Gray Oak Pipeline, LLC 3.45% 2027[4]	8,374	8,756
Harvest Midstream I, LP 7.50% 2028[4]	1,975	2,106
KazMunayGas National Co. JSC 4.75% 2027	2,560	2,976
Kinder Morgan, Inc. 3.15% 2023	1,280	1,347
Kinder Morgan, Inc. 4.30% 2028	10,000	11,737
Kinder Morgan, Inc. 2.00% 2031	10,000	10,113
Kinder Morgan, Inc. 5.05% 2046	6,575	8,059
Kinder Morgan, Inc. 5.20% 2048	9,024	11,478
Kinder Morgan, Inc. 3.25% 2050	3,345	3,366
Marathon Oil Corp. 3.85% 2025	5,000	5,364
Marathon Oil Corp. 4.40% 2027	5,755	6,399
MPLX LP 3.50% 2022	8,500	8,931
MPLX LP 1.75% 2026	19,782	20,483
MPLX LP 4.80% 2029	4,138	5,002
MPLX LP 2.65% 2030	29,345	30,788
MPLX LP 5.50% 2049	34,268	45,126
MV24 Capital BV 6.748% 2034[4]	1,878	2,062

The Bond Fund of America	23

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Noble Energy, Inc. 3.25% 2029	$38,889	$44,667
Noble Energy, Inc. 4.95% 2047	16,685	23,723
Noble Energy, Inc. 4.20% 2049	21,074	27,365
NuStar Logistics, LP 6.75% 2021[4]	3,400	3,421
Occidental Petroleum Corp. 2.90% 2024	19,625	18,919
Occidental Petroleum Corp. 8.00% 2025	3,930	4,484
Occidental Petroleum Corp. 3.20% 2026	1,105	1,035
Occidental Petroleum Corp. 3.40% 2026	3,350	3,200
Occidental Petroleum Corp. 3.50% 2029	6,577	6,030
Occidental Petroleum Corp. 4.20% 2048	4,250	3,464
Oleoducto Central S.A. 4.00% 2027	7,845	8,524
Oleoducto Central SA 4.00% 2027[4]	5,040	5,476
ONEOK, Inc. 2.20% 2025	439	458
ONEOK, Inc. 5.85% 2026	29,034	34,807
ONEOK, Inc. 4.00% 2027	5,403	6,031
ONEOK, Inc. 4.55% 2028	1,775	2,033
ONEOK, Inc. 4.35% 2029	3,154	3,578
ONEOK, Inc. 3.10% 2030	28,676	30,580
ONEOK, Inc. 6.35% 2031	29,062	37,313
ONEOK, Inc. 4.95% 2047	515	575
ONEOK, Inc. 5.20% 2048	28,170	32,881
ONEOK, Inc. 4.45% 2049	3,299	3,470
ONEOK, Inc. 4.50% 2050	7,802	8,202
ONEOK, Inc. 7.15% 2051	12,998	18,012
Parsley Energy, Inc. 5.25% 2025[4]	4,000	4,176
Petrobras Global Finance Co. 8.75% 2026	2,600	3,381
Petrobras Global Finance Co. 5.093% 2030	1,962	2,195
Petrobras Global Finance Co. 6.90% 2049	19,000	24,130
Petrobras Global Finance Co. 6.75% 2050	2,190	2,724
Petróleos Mexicanos 5.50% 2021	196	197
Petróleos Mexicanos 4.875% 2022	5,805	5,990
Petróleos Mexicanos 5.375% 2022	5,935	6,152
Petróleos Mexicanos 3.50% 2023	600	613
Petróleos Mexicanos 4.625% 2023	400	416
Petróleos Mexicanos 4.875% 2024	581	611
Petróleos Mexicanos 6.875% 2025[4]	65,600	71,989
Petróleos Mexicanos 4.50% 2026	9,922	9,902
Petróleos Mexicanos 6.875% 2026	105,261	115,156
Petróleos Mexicanos 6.50% 2027	75,432	79,576
Petróleos Mexicanos 6.84% 2030	1,447	1,517
Petróleos Mexicanos 5.95% 2031	2,838	2,836
Petróleos Mexicanos 7.69% 2050	4,125	4,166
Phillips 66 3.90% 2028	3,213	3,709
Phillips 66 2.15% 2030	2,876	2,924
Pioneer Natural Resources Company 1.90% 2030	35,912	35,600
Plains All American Pipeline, LP 3.80% 2030	7,691	8,274
PTT Exploration and Production PCL 2.587% 2027[4]	4,780	5,000
Rattler Midstream Partners LP 5.625% 2025[4]	1,310	1,386
Sabine Pass Liquefaction, LLC 6.25% 2022	4,700	4,948
Sabine Pass Liquefaction, LLC 5.625% 2023[7]	14,000	15,389
Sabine Pass Liquefaction, LLC 5.75% 2024	13,100	14,982
Sabine Pass Liquefaction, LLC 5.625% 2025	21,015	24,519
Sabine Pass Liquefaction, LLC 5.875% 2026	33,750	40,826
Sabine Pass Liquefaction, LLC 4.50% 2030[4]	46,475	55,120
Saudi Arabian Oil Co. 1.25% 2023[4]	1,280	1,297
Saudi Arabian Oil Co. 2.875% 2024[4]	8,448	8,973
Saudi Arabian Oil Co. 1.625% 2025[4]	9,250	9,483
Saudi Arabian Oil Co. 3.50% 2029[4]	4,835	5,379
Saudi Arabian Oil Co. 4.375% 2049[4]	1,325	1,603
Shell International Finance BV 3.50% 2023	7,500	8,167
Shell International Finance BV 2.00% 2024	3,250	3,426
Shell International Finance BV 2.375% 2025	14,000	15,027
Shell International Finance BV 3.875% 2028	4,680	5,545
Shell International Finance BV 2.375% 2029	14,481	15,583
Shell International Finance BV 3.125% 2049	8,490	9,379
Shell International Finance BV 3.25% 2050	7,401	8,398
Southwestern Energy Co. 7.50% 2026	4,000	4,202

24	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Southwestern Energy Co. 8.375% 2028	$1,300	$1,413
Sunoco Logistics Operating Partners, LP 4.00% 2027	15,000	16,417
Sunoco Logistics Operating Partners, LP 5.40% 2047	37,806	42,645
Sunoco LP 6.00% 2027	4,210	4,481
Sunoco LP 4.50% 2029[4]	3,215	3,350
Tallgrass Energy Partners, LP 7.50% 2025[4]	1,370	1,482
Targa Resources Partners LP 5.875% 2026	7,180	7,626
Targa Resources Partners LP 6.875% 2029	6,000	6,769
Targa Resources Partners LP 5.50% 2030	8,660	9,410
Targa Resources Partners LP 4.875% 2031[4]	2,190	2,379
Total Capital International 3.455% 2029	4,640	5,373
Total Capital International 3.461% 2049	2,600	3,028
Total Capital International 3.127% 2050	35,054	38,029
Total SE 2.986% 2041	4,532	4,961
Total SE 3.386% 2060	15,550	17,692
TransCanada PipeLines Ltd. 4.10% 2030	39,303	46,465
TransCanada PipeLines Ltd. 5.10% 2049	13,500	18,066
Transcontinental Gas Pipe Line Company, LLC 3.95% 2050	10,975	12,448
Transportadora de Gas Peru SA 4.25% 2028[4]	2,535	2,848
Western Gas Partners LP 5.30% 2048	2,000	1,992
Western Midstream Operating, LP 4.10% 2025[7]	8,964	9,252
Western Midstream Operating, LP 4.05% 2030	6,606	7,358
Western Midstream Operating, LP 5.25% 2050	15,036	16,567
Williams Companies, Inc. 3.50% 2030	33,385	37,838
Williams Partners LP 3.90% 2025	1,391	1,544
Williams Partners LP 6.30% 2040	2,438	3,242
Williams Partners LP 5.10% 2045	1,626	2,011
WPX Energy, Inc. 5.25% 2024	638	697
WPX Energy, Inc. 5.25% 2027	2,500	2,653
WPX Energy, Inc. 5.875% 2028	2,075	2,264
WPX Energy, Inc. 4.50% 2030	18,995	20,163
		3,033,528

Utilities 3.98%
Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 2025[4]	20,500	23,226
Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 2026[4]	600	695
AEP Transmission Co. LLC 3.15% 2049	3,179	3,543
AEP Transmission Co. LLC 3.65% 2050	2,600	3,161
AES Panama Generation Holdings SRL 4.375% 2030[4]	8,565	9,277
Alliant Energy Finance LLC 4.25% 2028[4]	3,804	4,417
Ameren Corp. 2.50% 2024	1,616	1,724
Ameren Corp. 3.50% 2031	20,635	23,757
American Electric Power Company, Inc. 1.00% 2025	3,075	3,114
American Electric Power Company, Inc. 4.30% 2028	14,750	17,633
American Electric Power Company, Inc. 2.30% 2030	28,441	29,745
American Electric Power Company, Inc. 3.25% 2050	22,050	23,479
Berkshire Hathaway Energy Company 2.80% 2023	8,650	9,068
Berkshire Hathaway Energy Company 1.65% 2031[4]	20,000	20,023
Berkshire Hathaway Energy Company 4.50% 2045	200	254
Calpine Corp. 5.25% 2026[4]	6,902	7,150
Calpine Corp. 4.50% 2028[4]	4,000	4,166
Cemig Geração e Transmissão SA 9.25% 2024	700	809
CenterPoint Energy, Inc. 2.95% 2030	10,229	11,150
CenterPoint Energy, Inc. 3.70% 2049	2,775	3,202
CenterPoint Energy, Inc. 2.90% 2050	1,875	2,037
CMS Energy Corp. 3.875% 2024	5,000	5,452
CMS Energy Corp. 3.00% 2026	2,853	3,148
CMS Energy Corp. 3.45% 2027	3,550	4,016
CMS Energy Corp. 4.875% 2044	100	132
Colbun SA 3.95% 2027[4]	2,585	2,913
Connecticut Light and Power Co. 0.75% 2025	23,525	23,804
Consumers Energy Co. 0.35% 2023	2,350	2,354
Consumers Energy Co. 3.25% 2046	58	66
Consumers Energy Co. 3.10% 2050	13,497	15,634
Consumers Energy Co. 3.75% 2050	5,000	6,288
Consumers Energy Co. 3.50% 2051	3,686	4,523
Dominion Resources, Inc. 3.30% 2025	8,488	9,353

The Bond Fund of America	25

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Dominion Resources, Inc. 3.375% 2030	$11,425	$13,023
Dominion Resources, Inc., junior subordinated, 3.071% 2024[7]	17,600	19,007
DPL Inc. 4.125% 2025[4]	1,040	1,124
DTE Energy Co. 2.85% 2026	6,100	6,703
Duke Energy Carolinas, LLC 2.95% 2026	10,000	11,219
Duke Energy Carolinas, LLC 2.45% 2029	32,180	34,715
Duke Energy Carolinas, LLC 2.45% 2030	25,000	26,927
Duke Energy Corp. 0.90% 2025	3,125	3,134
Duke Energy Corp. 3.40% 2029	5,000	5,684
Duke Energy Indiana, Inc. 3.25% 2049	3,875	4,389
Duke Energy Ohio, Inc. 2.125% 2030	8,850	9,275
Duke Energy Progress, LLC 2.50% 2050	7,175	7,232
Edison International 3.125% 2022	13,250	13,765
Edison International 3.55% 2024	38,052	41,008
Edison International 4.95% 2025	42,916	49,077
Edison International 5.75% 2027	11,322	13,562
Edison International 4.125% 2028	42,422	47,312
EDP Finance BV 5.25% 2021[4]	3,500	3,512
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[7]	22,801	26,688
Emera US Finance LP 2.70% 2021	3,085	3,109
Empresas Publicas de Medellin ESP 4.25% 2029[4]	2,010	2,165
Empresas Publicas de Medellin ESP 4.375% 2031[4]	9,760	10,504
Enel Chile SA 4.875% 2028	3,045	3,593
Enel Finance International SA 4.625% 2025[4]	29,000	33,781
Enel Società per Azioni 8.75% 2073 (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) + 5.88% on 9/24/2023)[4,7]	9,500	11,118
Engie Energia Chile SA 3.40% 2030[4]	1,458	1,582
ENN Energy Holdings Ltd. 2.625% 2030[4]	24,093	24,245
Entergy Corp. 1.60% 2030	4,400	4,448
Entergy Corp. 2.80% 2030	12,580	13,601
Entergy Corp. 3.75% 2050	4,008	4,655
Entergy Louisiana, LLC 2.90% 2051	17,647	18,841
Entergy Texas, Inc. 1.75% 2031	13,150	13,203
Evergy Metro, Inc. 2.25% 2030	6,500	6,891
Eversource Energy 0.80% 2025	1,875	1,873
Exelon Corp. 4.05% 2030	16,150	19,130
Exelon Corp. 4.70% 2050	2,850	3,797
Exelon Corp., junior subordinated, 3.497% 2022[7]	21,000	21,848
FirstEnergy Corp. 2.85% 2022 (3.10% on 1/15/2021)[7]	31,009	31,531
FirstEnergy Corp. 1.60% 2026	30,975	30,303
FirstEnergy Corp. 3.90% 2027 (4.40% on 1/16/2021)[7]	124,096	136,893
FirstEnergy Corp. 3.50% 2028[4]	8,321	8,858
FirstEnergy Corp. 2.25% 2030	82,042	79,416
FirstEnergy Corp. 2.65% 2030	96,444	96,852
FirstEnergy Corp. 7.375% 2031	8,895	12,693
FirstEnergy Corp. 3.40% 2050	7,500	7,210
FirstEnergy Corp., Series B, 4.25% 2023 (4.75% on 3/15/2021)[7]	19,689	20,800
Florida Power & Light Co. 3.15% 2049	7,798	8,988
Georgia Power Co. 3.70% 2050	4,285	5,166
Gulf Power Co. 3.30% 2027	3,831	4,321
Interstate Power and Light Co. 3.25% 2024	9,628	10,557
Interstate Power and Light Co. 2.30% 2030	6,400	6,778
IPALCO Enterprises, Inc. 3.70% 2024	1,325	1,446
Israel Electric Corp. Ltd. 8.10% 2096[4]	6,250	9,144
Jersey Central Power & Light Co. 4.30% 2026[4]	4,480	5,015
Metropolitan Edison Co. 4.30% 2029[4]	3,000	3,398
Mississippi Power Co. 3.95% 2028	7,050	8,224
Mississippi Power Co. 4.25% 2042	18,411	22,286
National Grid PLC 3.15% 2027[4]	1,105	1,228
NextEra Energy Capital Holdings, Inc. 3.15% 2024	3,760	4,066
NextEra Energy Capital Holdings, Inc. 2.75% 2025	7,055	7,638
NextEra Energy Capital Holdings, Inc. 2.75% 2029	4,511	4,922
NextEra Energy Capital Holdings, Inc. 2.25% 2030	7,225	7,580
NextEra Energy Partners, LP 4.25% 2024[4]	4,715	5,051
NextEra Energy Partners, LP 3.875% 2026[4]	3,535	3,780
Niagara Mohawk Power Corp. 3.508% 2024[4]	2,050	2,253
Niagara Mohawk Power Corp. 4.278% 2034[4]	3,000	3,745

26	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Northern States Power Co. 3.40% 2042	$50	$58
Northern States Power Co. 3.60% 2047	505	623
Northern States Power Co. 2.60% 2051	6,644	7,046
NRG Energy, Inc. 7.25% 2026	8,773	9,269
Oncor Electric Delivery Company LLC 0.55% 2025[4]	8,100	8,096
Pacific Gas and Electric Co. 1.75% 2022	33,900	33,998
Pacific Gas and Electric Co. 3.25% 2023	2,838	2,963
Pacific Gas and Electric Co. 3.85% 2023	3,800	4,042
Pacific Gas and Electric Co. 4.25% 2023	20,085	21,576
Pacific Gas and Electric Co. 3.40% 2024	10,480	11,165
Pacific Gas and Electric Co. 3.75% 2024	1,162	1,240
Pacific Gas and Electric Co. 2.95% 2026	67,009	70,927
Pacific Gas and Electric Co. 3.15% 2026	94,319	100,582
Pacific Gas and Electric Co. 2.10% 2027	23,680	24,065
Pacific Gas and Electric Co. 3.30% 2027	40,519	43,312
Pacific Gas and Electric Co. 3.30% 2027	19,793	21,208
Pacific Gas and Electric Co. 3.75% 2028	18,345	20,056
Pacific Gas and Electric Co. 4.65% 2028	46,741	53,430
Pacific Gas and Electric Co. 4.55% 2030	45,148	51,479
Pacific Gas and Electric Co. 2.50% 2031	78,612	78,811
Pacific Gas and Electric Co. 3.30% 2040	26,400	26,380
Pacific Gas and Electric Co. 3.75% 2042	33,996	34,258
Pacific Gas and Electric Co. 3.95% 2047	7,350	7,625
Pacific Gas and Electric Co. 3.50% 2050	60,946	60,710
Peco Energy Co. 2.80% 2050	21,550	22,951
PG&E Corp. 5.25% 2030	2,450	2,698
Progress Energy, Inc. 7.00% 2031	7,000	9,991
Public Service Company of Colorado 2.50% 2023	1,430	1,482
Public Service Company of Colorado 1.90% 2031	5,000	5,224
Public Service Company of Colorado 4.30% 2044	880	1,156
Public Service Company of Colorado 3.80% 2047	2,182	2,705
Public Service Electric and Gas Co. 3.20% 2029	5,000	5,707
Public Service Electric and Gas Co. 2.05% 2050	449	422
Public Service Electric and Gas Co. 2.70% 2050	5,158	5,458
Public Service Electric and Gas Co. 3.15% 2050	15,000	17,132
Public Service Enterprise Group Inc. 2.65% 2022	6,225	6,492
Public Service Enterprise Group Inc. 2.25% 2026	1,000	1,081
Public Service Enterprise Group Inc. 3.00% 2027	2,250	2,506
Public Service Enterprise Group Inc. 1.60% 2030	14,725	14,542
Public Service Enterprise Group Inc. 3.20% 2049	2,475	2,841
Puget Energy, Inc. 6.00% 2021	4,306	4,457
Puget Energy, Inc. 5.625% 2022	7,536	7,981
Puget Energy, Inc. 3.65% 2025	1,911	2,110
San Diego Gas & Electric Co. 1.70% 2030	24,713	25,014
San Diego Gas & Electric Co. 4.50% 2040	3,723	4,745
San Diego Gas & Electric Co. 3.75% 2047	3,086	3,619
San Diego Gas & Electric Co. 4.10% 2049	4,098	5,120
San Diego Gas & Electric Co. 3.32% 2050	11,047	12,596
Southern California Edison Co. (3-month USD-LIBOR + 0.27%) 0.502% 2021[3]	4,650	4,653
Southern California Edison Co. 2.90% 2021	8,400	8,434
Southern California Edison Co. 1.845% 2022	2,716	2,722
Southern California Edison Co. 3.50% 2023	4,060	4,360
Southern California Edison Co. 3.70% 2025	24,510	27,509
Southern California Edison Co. 1.20% 2026	5,000	5,064
Southern California Edison Co. 3.65% 2028	8,342	9,371
Southern California Edison Co. 2.85% 2029	43,992	48,018
Southern California Edison Co. 4.20% 2029	21,825	25,841
Southern California Edison Co. 2.25% 2030	28,925	30,148
Southern California Edison Co. 6.00% 2034	12,500	17,411
Southern California Edison Co. 5.35% 2035	30,375	41,261
Southern California Edison Co. 5.75% 2035	6,666	9,217
Southern California Edison Co. 5.625% 2036	5,649	7,217
Southern California Edison Co. 5.55% 2037	5,300	6,786
Southern California Edison Co. 5.95% 2038	11,255	15,309
Southern California Edison Co. 6.05% 2039	2,411	3,274
Southern California Edison Co. 4.50% 2040	20,867	25,176
Southern California Edison Co. 4.00% 2047	12,555	14,748

The Bond Fund of America	27

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Southern California Edison Co. 4.125% 2048	$18,740	$22,397
Southern California Edison Co. 4.875% 2049	13,454	17,770
Southern California Edison Co. 3.65% 2050	56,313	64,023
Southern California Edison Co., Series C, 3.60% 2045	11,979	13,292
Southern California Gas Company 2.60% 2026	1,431	1,556
Southern California Gas Company 2.55% 2030	15,137	16,429
Southern Co. 3.70% 2030	19,500	22,604
Southern Co. 4.25% 2036	4,425	5,434
Southern Co. 4.40% 2046	2,090	2,631
State Grid Overseas Investment Ltd. 3.50% 2027	7,200	8,013
State Grid Overseas Investment Ltd. 4.25% 2028	700	818
Talen Energy Corp. 7.25% 2027[4]	11,474	12,239
Talen Energy Corp. 6.625% 2028[4]	8,000	8,383
Talen Energy Supply, LLC 7.625% 2028[4]	1,410	1,522
Virginia Electric and Power Co. 2.875% 2029	4,944	5,566
Virginia Electric and Power Co. 4.00% 2043	1,437	1,809
Virginia Electric and Power Co. 2.45% 2050	8,925	8,974
Vistra Operations Co. LLC 3.55% 2024[4]	8,000	8,667
Vistra Operations Co. LLC 5.00% 2027[4]	1,000	1,061
Wisconsin Power and Light Co. 3.65% 2050	3,900	4,635
Xcel Energy Inc. 3.35% 2026	14,219	16,056
Xcel Energy Inc. 2.60% 2029	6,736	7,298
Xcel Energy Inc. 3.40% 2030	6,500	7,479
Xcel Energy Inc. 6.50% 2036	968	1,457
Xcel Energy Inc. 3.50% 2049	3,225	3,781
		2,796,557

Health care 3.43%
Abbott Laboratories 3.40% 2023	6,785	7,357
Abbott Laboratories 3.75% 2026	1,023	1,199
Abbott Laboratories 4.75% 2036	200	276
AbbVie Inc. 2.30% 2021	14,335	14,415
AbbVie Inc. 3.45% 2022	16,500	17,021
AbbVie Inc. 2.60% 2024	30,200	32,391
AbbVie Inc. 2.95% 2026	23,018	25,482
AbbVie Inc. 3.20% 2029	31,831	35,709
AbbVie Inc. 4.75% 2045	1,374	1,800
Amgen Inc. 2.45% 2030	25,000	26,799
Amgen Inc. 3.375% 2050	4,705	5,262
Anthem, Inc. 2.95% 2022	11,000	11,530
Anthem, Inc. 2.375% 2025	1,534	1,641
AstraZeneca PLC 2.375% 2022	14,650	15,061
AstraZeneca PLC 3.50% 2023	15,207	16,396
AstraZeneca PLC 3.375% 2025	33,000	37,129
AstraZeneca PLC 0.70% 2026	6,589	6,558
AstraZeneca PLC 4.00% 2029	2,027	2,416
AstraZeneca PLC 1.375% 2030	10,000	9,907
Avantor Funding, Inc. 4.625% 2028[4]	6,320	6,691
Bayer US Finance II LLC 3.875% 2023[4]	14,400	15,700
Bayer US Finance II LLC 4.25% 2025[4]	32,819	37,556
Bayer US Finance II LLC 4.375% 2028[4]	31,900	37,530
Bayer US Finance II LLC 4.875% 2048[4]	2,276	2,931
Becton, Dickinson and Company 2.894% 2022	19,382	20,037
Becton, Dickinson and Company 3.363% 2024	41,795	45,448
Becton, Dickinson and Company 3.734% 2024	5,000	5,545
Becton, Dickinson and Company 3.70% 2027	42,036	48,250
Becton, Dickinson and Company 2.823% 2030	6,943	7,636
Becton, Dickinson and Company 3.794% 2050	2,526	3,003
Boston Scientific Corp. 3.375% 2022	3,100	3,230
Boston Scientific Corp. 3.45% 2024	1,985	2,152
Boston Scientific Corp. 3.75% 2026	11,325	12,858
Boston Scientific Corp. 2.65% 2030	42,440	45,575
Boston Scientific Corp. 4.70% 2049	1,025	1,406
Bristol-Myers Squibb Co. 2.90% 2024	14,262	15,491
Bristol-Myers Squibb Co. 3.20% 2026	11,838	13,325
Bristol-Myers Squibb Co. 3.40% 2029	7,107	8,276
Centene Corp. 4.75% 2025	9,060	9,309

28	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Centene Corp. 5.375% 2026[4]	$10,415	$10,998
Centene Corp. 5.375% 2026[4]	3,175	3,362
Centene Corp. 4.25% 2027	58,085	61,705
Centene Corp. 4.625% 2029	42,335	47,056
Centene Corp. 3.00% 2030	23,055	24,465
Centene Corp. 3.375% 2030	45,137	47,559
Charles River Laboratories International, Inc. 5.50% 2026[4]	6,500	6,820
Cigna Corp. 3.75% 2023	6,029	6,519
Cigna Corp. 4.375% 2028	17,927	21,673
Cigna Corp. 4.80% 2038	2,020	2,633
CVS Health Corp. 3.35% 2021	2,571	2,585
CVS Health Corp. 1.30% 2027	10,000	10,048
CVS Health Corp. 4.30% 2028	3,525	4,198
CVS Health Corp. 1.75% 2030	10,000	10,062
CVS Health Corp. 3.75% 2030	6,000	6,987
CVS Health Corp. 1.875% 2031	20,000	20,250
CVS Health Corp. 5.05% 2048	1,704	2,310
CVS Health Corp. 4.25% 2050	8,451	10,572
Elanco Animal Health Inc. 5.022% 2023	4,700	5,144
Eli Lilly and Co. 2.35% 2022	3,816	3,920
EMD Finance LLC 2.95% 2022[4]	9,600	9,859
EMD Finance LLC 3.25% 2025[4]	32,370	35,495
Gilead Sciences, Inc. 1.20% 2027	9,569	9,646
GlaxoSmithKline PLC 2.875% 2022	6,417	6,641
GlaxoSmithKline PLC 3.375% 2023	41,545	44,587
GlaxoSmithKline PLC 3.00% 2024	14,515	15,660
GlaxoSmithKline PLC 3.625% 2025	17,910	20,135
HCA Inc. 5.875% 2023	3,750	4,126
HCA Inc. 5.875% 2026	4,700	5,411
HCA Inc. 4.125% 2029	2,825	3,279
HCA Inc. 5.875% 2029	7,130	8,604
HCA Inc. 3.50% 2030	5,225	5,553
HCA Inc. 5.25% 2049	8,300	10,963
IMS Health Holdings, Inc. 5.00% 2026[4]	5,750	6,034
Johnson & Johnson 2.25% 2022	12,240	12,510
Laboratory Corp. of America Holdings 4.70% 2045	1,310	1,721
Medtronic, Inc. 3.50% 2025	623	699
Merck & Co., Inc. 2.90% 2024	4,864	5,246
Merck & Co., Inc. 2.75% 2025	26,525	28,826
Molina Healthcare, Inc. 5.375% 2022	6,890	7,308
Molina Healthcare, Inc. 4.375% 2028[4]	2,125	2,239
Molina Healthcare, Inc. 3.875% 2030[4]	2,665	2,865
New York University Hospital Center 3.38% 2055	6,417	6,742
Novartis Capital Corp. 1.75% 2025	10,827	11,363
Novartis Capital Corp. 2.00% 2027	5,513	5,887
Novartis Capital Corp. 2.20% 2030	15,824	17,001
Partners HealthCare System, Inc. 3.192% 2049	10,400	11,507
Pfizer Inc. 2.80% 2022	3,707	3,820
Pfizer Inc. 3.20% 2023	32,648	35,230
Pfizer Inc. 2.95% 2024	7,674	8,281
Pfizer Inc. 2.75% 2026	10,172	11,245
Regeneron Pharmaceuticals, Inc. 1.75% 2030	15,734	15,512
Regeneron Pharmaceuticals, Inc. 2.80% 2050	18,423	17,923
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.00% 2023 (100% PIK)[3,6,8,10,11]	4,652	4,652
Shire PLC 2.40% 2021	3,621	3,669
Shire PLC 2.875% 2023	8,790	9,325
Shire PLC 3.20% 2026	29,641	33,176
Syneos Health, Inc. 3.625% 2029[4]	2,315	2,326
Takeda Pharmaceutical Company, Ltd. 4.40% 2023	31,550	34,982
Takeda Pharmaceutical Company, Ltd. 5.00% 2028	39,260	48,823
Takeda Pharmaceutical Company, Ltd. 2.05% 2030	3,302	3,381
Tenet Healthcare Corp. 4.625% 2024	10,300	10,568
Tenet Healthcare Corp. 4.875% 2026[4]	5,535	5,797
Tenet Healthcare Corp. 5.125% 2027[4]	4,565	4,845
Teva Pharmaceutical Finance Co. BV 2.20% 2021	3,886	3,884
Teva Pharmaceutical Finance Co. BV 3.65% 2021	3,000	3,046

The Bond Fund of America	29

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Teva Pharmaceutical Finance Co. BV 2.95% 2022	$6,800	$6,796
Teva Pharmaceutical Finance Co. BV 2.80% 2023	232,598	230,700
Teva Pharmaceutical Finance Co. BV 6.00% 2024	92,316	98,070
Teva Pharmaceutical Finance Co. BV 7.125% 2025	66,000	73,080
Teva Pharmaceutical Finance Co. BV 3.15% 2026	95,825	92,292
Teva Pharmaceutical Finance Co. BV 6.75% 2028	86,779	98,327
Teva Pharmaceutical Finance Co. BV 4.10% 2046	110,965	99,036
Thermo Fisher Scientific Inc. 4.497% 2030	16,711	20,898
UnitedHealth Group Inc. 3.35% 2022	200	210
UnitedHealth Group Inc. 2.375% 2024	11,540	12,301
UnitedHealth Group Inc. 3.50% 2024	21,200	23,205
UnitedHealth Group Inc. 3.70% 2025	15,430	17,728
UnitedHealth Group Inc. 3.75% 2025	5,880	6,702
UnitedHealth Group Inc. 2.875% 2029	16,410	18,658
UnitedHealth Group Inc. 2.00% 2030	10,000	10,611
UnitedHealth Group Inc. 4.45% 2048	2,000	2,761
UnitedHealth Group Inc. 3.70% 2049	6,795	8,519
UnitedHealth Group Inc. 2.90% 2050	10,000	11,072
Upjohn Inc. 2.70% 2030[4]	24,723	26,241
Upjohn Inc. 3.85% 2040[4]	3,506	3,957
Upjohn Inc. 4.00% 2050[4]	21,111	24,188
Valeant Pharmaceuticals International, Inc. 7.00% 2024[4]	6,808	7,011
Valeant Pharmaceuticals International, Inc. 5.50% 2025[4]	10,000	10,373
WellPoint, Inc. 3.50% 2024	9,349	10,261
Zimmer Holdings, Inc. 3.15% 2022	14,276	14,686
		2,407,239

Consumer discretionary 2.96%
Amazon.com, Inc. 2.40% 2023	10,603	11,071
Amazon.com, Inc. 3.80% 2024	10,000	11,251
Amazon.com, Inc. 1.20% 2027	4,460	4,555
Amazon.com, Inc. 1.50% 2030	33,923	34,480
Amazon.com, Inc. 3.875% 2037	550	686
Amazon.com, Inc. 2.50% 2050	12,280	12,742
Amazon.com, Inc. 2.70% 2060	10,560	11,307
American Honda Finance Corp. 1.65% 2021	9,565	9,635
American Honda Finance Corp. 2.60% 2022	106	111
American Honda Finance Corp. 0.875% 2023	50,000	50,624
American Honda Finance Corp. 1.00% 2025	3,000	3,047
American Honda Finance Corp. 1.20% 2025	14,237	14,576
Bayerische Motoren Werke AG 1.85% 2021[4]	1,500	1,514
Bayerische Motoren Werke AG 2.00% 2021[4]	2,000	2,006
Bayerische Motoren Werke AG 2.95% 2022[4]	5,000	5,171
Bayerische Motoren Werke AG 3.45% 2023[4]	19,534	20,829
Bayerische Motoren Werke AG 3.80% 2023[4]	1,985	2,132
Bayerische Motoren Werke AG 3.15% 2024[4]	8,808	9,500
Bayerische Motoren Werke AG 3.90% 2025[4]	30,040	33,833
BMW Finance NV 2.25% 2022[4]	7,500	7,739
Carnival Corp. 11.50% 2023[4]	26,515	30,698
DaimlerChrysler North America Holding Corp. 2.00% 2021[4]	11,925	12,022
DaimlerChrysler North America Holding Corp. 2.55% 2022[4]	12,750	13,191
DaimlerChrysler North America Holding Corp. 1.75% 2023[4]	18,000	18,485
DaimlerChrysler North America Holding Corp. 2.70% 2024[4]	7,500	8,033
DaimlerChrysler North America Holding Corp. 3.65% 2024[4]	9,710	10,587
Expedia Group Inc. 6.25% 2025[4]	6,225	7,218
Ford Motor Co. 8.50% 2023	14,000	15,808
Ford Motor Co. 4.75% 2043	3,500	3,574
Ford Motor Credit Co. 3.20% 2021	9,890	9,913
Ford Motor Credit Co. 3.336% 2021	4,500	4,517
Ford Motor Credit Co. 3.47% 2021	15,066	15,113
Ford Motor Credit Co. 3.813% 2021	30,785	31,189
Ford Motor Credit Co. 5.875% 2021	9,265	9,494
Ford Motor Credit Co. 3.219% 2022	300	304
Ford Motor Credit Co. 3.339% 2022	25,553	25,840
Ford Motor Credit Co. 5.596% 2022	19,250	19,946
Ford Motor Credit Co. 3.087% 2023	16,391	16,708
Ford Motor Credit Co. 3.096% 2023	20,532	20,769

30	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Ford Motor Credit Co. 4.14% 2023	$22,000	$22,715
Ford Motor Credit Co. 4.375% 2023	9,717	10,106
Ford Motor Credit Co. 3.664% 2024	5,301	5,450
Ford Motor Credit Co. 3.81% 2024	8,710	8,939
Ford Motor Credit Co. 4.063% 2024	5,025	5,285
Ford Motor Credit Co. 4.134% 2025	400	420
Ford Motor Credit Co. 5.125% 2025	6,390	6,956
Ford Motor Credit Co. 4.542% 2026	18,000	19,237
Ford Motor Credit Co. 3.815% 2027	4,655	4,792
Ford Motor Credit Co. 4.125% 2027	9,320	9,774
Ford Motor Credit Co. 4.271% 2027	40,000	42,000
General Motors Company 5.40% 2023	4,478	5,017
General Motors Company 6.125% 2025	41,044	49,816
General Motors Company 6.80% 2027	18,998	24,431
General Motors Company 5.00% 2035	11,505	13,865
General Motors Company 6.60% 2036	11,309	15,481
General Motors Company 6.75% 2046	2,644	3,819
General Motors Company 5.40% 2048	3,240	4,080
General Motors Company 5.95% 2049	3,135	4,243
General Motors Financial Co. 3.20% 2021	13,200	13,343
General Motors Financial Co. 3.55% 2021	1,400	1,411
General Motors Financial Co. 3.15% 2022	100	104
General Motors Financial Co. 3.45% 2022	14,955	15,381
General Motors Financial Co. 3.45% 2022	550	565
General Motors Financial Co. 3.55% 2022	1,850	1,930
General Motors Financial Co. 1.70% 2023	42,000	43,106
General Motors Financial Co. 3.25% 2023	47,908	50,248
General Motors Financial Co. 3.70% 2023	5,627	5,968
General Motors Financial Co. 4.15% 2023	14,010	15,076
General Motors Financial Co. 5.20% 2023	20,330	22,300
General Motors Financial Co. 3.50% 2024	4,470	4,835
General Motors Financial Co. 3.95% 2024	15,500	16,888
General Motors Financial Co. 5.10% 2024	18,546	20,763
General Motors Financial Co. 2.75% 2025	15,040	16,092
General Motors Financial Co. 2.90% 2025	7,412	7,922
General Motors Financial Co. 4.00% 2025	2,039	2,246
General Motors Financial Co. 4.30% 2025	558	626
General Motors Financial Co. 4.35% 2025	21,138	23,621
General Motors Financial Co. 4.00% 2026	2,000	2,253
General Motors Financial Co. 5.25% 2026	8,267	9,752
General Motors Financial Co. 2.70% 2027	16,172	17,170
General Motors Financial Co. 3.60% 2030	1,735	1,938
Hanesbrands Inc. 4.625% 2024[4]	5,000	5,247
Home Depot, Inc. 3.90% 2028	825	993
Home Depot, Inc. 2.95% 2029	31,000	35,246
Home Depot, Inc. 2.70% 2030	25,000	27,910
Home Depot, Inc. 4.50% 2048	863	1,213
Hyundai Capital America 3.45% 2021[4]	33,735	33,904
Hyundai Capital America 3.75% 2021[4]	21,500	21,818
Hyundai Capital America 2.85% 2022[4]	7,412	7,685
Hyundai Capital America 3.10% 2022[4]	13,890	14,282
Hyundai Capital America 3.25% 2022[4]	24,685	25,714
Hyundai Capital America 3.95% 2022[4]	15,000	15,502
Hyundai Capital America 1.25% 2023[4]	22,052	22,327
Hyundai Capital America 2.375% 2023[4]	21,815	22,505
Hyundai Capital America 5.75% 2023[4]	10,000	11,081
Hyundai Capital America 1.80% 2025[4]	41,040	42,115
Hyundai Capital America 2.65% 2025[4]	28,554	30,303
Hyundai Capital America 5.875% 2025[4]	10,000	11,840
Hyundai Capital America 2.375% 2027[4]	11,397	11,963
Hyundai Capital America 3.00% 2027[4]	22,768	24,775
International Game Technology PLC 6.25% 2022[4]	1,690	1,748
International Game Technology PLC 6.50% 2025[4]	1,060	1,188
International Game Technology PLC 6.25% 2027[4]	3,500	4,015
International Game Technology PLC 5.25% 2029[4]	6,940	7,489
KB Home 6.875% 2027	5,000	5,875
Lennar Corp. 4.50% 2024	3,015	3,337

The Bond Fund of America	31

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Limited Brands, Inc. 6.875% 2025[4]	$985	$1,071
Limited Brands, Inc. 6.75% 2036	3,800	4,241
Lowe’s Companies, Inc. 3.65% 2029	4,680	5,463
Lowe’s Companies, Inc. 4.05% 2047	2,425	3,036
Lowe’s Companies, Inc. 3.00% 2050	4,680	5,009
M.D.C. Holdings, Inc. 6.00% 2043	7,475	10,035
Magna International Inc. 2.45% 2030	5,500	5,920
Marriott International, Inc. 5.75% 2025	1,977	2,313
McDonald’s Corp. 2.125% 2030	8,975	9,473
McDonald’s Corp. 4.45% 2048	1,750	2,291
McDonald’s Corp. 3.625% 2049	6,857	8,062
McDonald’s Corp. 4.20% 2050	5,396	6,944
Meituan Dianping 2.125% 2025[4]	5,041	5,126
Meituan Dianping 3.05% 2030[4]	17,000	17,690
Melco International Development Ltd. 4.875% 2025[4]	300	310
Melco International Development Ltd. 5.75% 2028[4]	3,990	4,256
Melco International Development Ltd. 5.375% 2029[4]	885	922
MGM Growth Properties LLC 5.625% 2024	3,885	4,227
MGM Growth Properties LLC 3.875% 2029[4]	2,835	2,904
MGM Resorts International 6.75% 2025	3,000	3,252
Morongo Band of Mission Indians 7.00% 2039[4]	11,225	13,088
MYT Holding LLC 7.50% 2025[4,8]	1,163	1,171
Neiman Marcus Group Ltd. LLC, Term Loan, (3-month USD-LIBOR + 12.00%) 13.00% 2025[3,11]	275	295
Newell Rubbermaid Inc. 3.15% 2021	11,183	11,211
NIKE, Inc. 2.40% 2025	8,656	9,332
NIKE, Inc. 3.25% 2040	5,469	6,366
NIKE, Inc. 3.375% 2050	4,272	5,261
Nissan Motor Co., Ltd. 2.60% 2022[4]	15,570	15,981
Nissan Motor Co., Ltd. 3.043% 2023[4]	10,668	11,161
Nissan Motor Co., Ltd. 3.522% 2025[4]	2,697	2,894
Nissan Motor Co., Ltd. 4.345% 2027[4]	14,290	15,796
Nissan Motor Co., Ltd. 4.81% 2030[4]	16,000	18,057
PetSmart, Inc. 5.875% 2025[4]	3,975	4,092
President & Fellows of Harvard College 2.517% 2050	5,500	5,868
S.A.C.I. Falabella 3.75% 2027[4]	8,295	8,959
Sands China Ltd. 4.60% 2023	7,441	7,921
Sands China Ltd. 3.80% 2026[4]	2,330	2,494
Sands China Ltd. 5.40% 2028	43,750	51,350
Sands China Ltd. 4.375% 2030[4]	6,500	7,260
Starbucks Corp. 3.10% 2023	15,237	16,100
Starbucks Corp. 3.80% 2025	14,000	15,939
Taylor Morrison Home Corp. 5.75% 2028[4]	3,500	3,975
Toyota Motor Credit Corp. 2.15% 2022	2,000	2,063
Toyota Motor Credit Corp. 2.60% 2022	9,860	10,094
Toyota Motor Credit Corp. 0.50% 2023	6,377	6,411
Toyota Motor Credit Corp. 1.35% 2023	19,170	19,687
Toyota Motor Credit Corp. 2.70% 2023	5,300	5,553
Toyota Motor Credit Corp. 0.80% 2025	23,287	23,460
Toyota Motor Credit Corp. 1.80% 2025	2,000	2,098
Toyota Motor Credit Corp. 1.15% 2027	6,086	6,114
Toyota Motor Credit Corp. 3.20% 2027	1,330	1,496
Toyota Motor Credit Corp. 3.05% 2028	2,589	2,911
Toyota Motor Credit Corp. 3.375% 2030	15,094	17,671
VICI Properties LP 4.25% 2026[4]	5,700	5,921
VICI Properties LP 4.625% 2029[4]	715	766
VICI Properties LP / VICI Note Co. Inc. 3.50% 2025[4]	2,175	2,229
Volkswagen Group of America Finance, LLC 4.00% 2021[4]	3,901	4,021
Volkswagen Group of America Finance, LLC 2.70% 2022[4]	4,456	4,622
Volkswagen Group of America Finance, LLC 2.90% 2022[4]	26,500	27,346
Volkswagen Group of America Finance, LLC 3.125% 2023[4]	41,634	43,996
Volkswagen Group of America Finance, LLC 4.25% 2023[4]	3,000	3,302
Volkswagen Group of America Finance, LLC 2.85% 2024[4]	22,214	23,745
Volkswagen Group of America Finance, LLC 1.25% 2025[4]	24,590	24,806
Volkswagen Group of America Finance, LLC 3.35% 2025[4]	23,730	26,104
Volkswagen Group of America Finance, LLC 4.625% 2025[4]	3,477	4,056

32	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Volkswagen Group of America Finance, LLC 1.625% 2027[4]	$9,205	$9,291
Wynn Macau, Ltd. 5.125% 2029[4]	1,200	1,228
Wynn Resorts Ltd. 7.75% 2025[4]	4,380	4,752
		2,081,116

Industrials 2.29%
3M Co. 2.25% 2023	10,722	11,204
3M Co. 3.25% 2024	9,872	10,743
ADT Corp. 3.50% 2022	13,100	13,468
Air Lease Corp. 2.875% 2026	28,382	30,053
Airbus Group SE 2.70% 2023[4]	985	1,035
Avis Budget Group, Inc. 10.50% 2025[4]	5,100	6,028
Avolon Holdings Funding Ltd. 3.625% 2022[4]	27,802	28,412
Avolon Holdings Funding Ltd. 3.95% 2024[4]	35,726	37,757
Avolon Holdings Funding Ltd. 4.25% 2026[4]	9,306	10,033
Avolon Holdings Funding Ltd. 4.375% 2026[4]	3,500	3,795
Avolon Holdings Funding Ltd. 3.25% 2027[4]	16,000	16,363
Boeing Company 4.508% 2023	27,700	29,950
Boeing Company 1.95% 2024	29,161	30,045
Boeing Company 2.80% 2024	4,765	5,005
Boeing Company 4.875% 2025	88,514	100,957
Boeing Company 2.75% 2026	57,255	60,235
Boeing Company 3.10% 2026	24,540	26,289
Boeing Company 2.70% 2027	19,091	19,861
Boeing Company 5.04% 2027	36,449	42,653
Boeing Company 3.25% 2028	78,543	84,246
Boeing Company 3.25% 2028	5,816	6,160
Boeing Company 3.45% 2028	4,075	4,376
Boeing Company 3.20% 2029	5,425	5,728
Boeing Company 2.95% 2030	7,761	8,034
Boeing Company 5.15% 2030	49,879	60,452
Boeing Company 3.625% 2031	17,321	19,007
Boeing Company 3.60% 2034	6,790	7,182
Boeing Company 3.90% 2049	8,665	9,196
Boeing Company 5.805% 2050	5,365	7,412
Bohai Financial Investment Holding Co., Ltd. 5.25% 2022[4]	3,242	3,404
Burlington Northern Santa Fe, LLC 3.05% 2051	16,655	18,914
BWX Technologies, Inc. 4.125% 2028[4]	1,675	1,749
Canadian National Railway Company 3.20% 2046	1,180	1,400
Carrier Global Corp. 2.242% 2025	16,131	17,092
Carrier Global Corp. 2.493% 2027	6,000	6,479
Carrier Global Corp. 2.722% 2030	32,332	34,572
Carrier Global Corp. 3.377% 2040	17,500	19,134
Carrier Global Corp. 3.577% 2050	1,000	1,112
Clean Harbors, Inc. 4.875% 2027[4]	1,100	1,149
Clean Harbors, Inc. 5.125% 2029[4]	10,000	10,954
Continental Airlines, Inc., Series 2001-1, Class A1, 6.703% 2022	1,459	1,448
Continental Airlines, Inc., Series 2000-2, Class A1, 7.707% 2022	878	875
CSX Corp. 3.80% 2028	2,460	2,870
CSX Corp. 4.25% 2029	4,277	5,186
CSX Corp. 2.40% 2030	17,855	19,334
CSX Corp. 2.50% 2051	10,200	10,132
Delta Air Lines Inc. 7.00% 2025[4]	2,750	3,177
Delta Air Lines, Inc., Series 2002-1, Class G1, MBIA insured, 6.718% 2024	791	814
Dianjian Haiyu Ltd. 3.50% (UST Yield Curve Rate T Note Constant Maturity 5-year + 6.773% on 6/14/2022)[7]	4,148	4,179
Dianjian International Finance Ltd. 4.60% (UST Yield Curve Rate T Note Constant Maturity 5-year + 6.933% on 3/13/2023)[7]	14,000	14,455
DP World Crescent 4.848% 2028[4]	3,180	3,704
DP World Crescent 3.875% 2029	2,000	2,197
Dun & Bradstreet Corp. 6.875% 2026[4]	6,055	6,520
Empresa de Transporte de Pasajeros Metro SA 4.70% 2050[4]	7,450	9,388
GE Capital Funding, LLC 3.45% 2025[4]	1,000	1,104
GE Capital International Funding Co. 4.418% 2035	45,567	54,397
General Dynamics Corp. 3.375% 2023	6,645	7,108
General Dynamics Corp. 3.50% 2025	8,025	8,978
General Dynamics Corp. 3.75% 2028	4,895	5,731

The Bond Fund of America	33

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
General Dynamics Corp. 4.25% 2050	$669	$913
General Electric Capital Corp. 3.373% 2025	32,950	36,690
General Electric Capital Corp. 6.15% 2037	3,050	4,209
General Electric Co. 3.45% 2027	22,768	25,713
General Electric Co. 3.625% 2030	34,527	39,486
General Electric Co. 4.25% 2040	14,050	16,611
General Electric Co. 4.125% 2042	40	47
General Electric Co. 4.35% 2050	20,725	25,206
Honeywell International Inc. 2.30% 2024	22,497	23,994
Honeywell International Inc. 1.35% 2025	165	171
Honeywell International Inc. 2.70% 2029	9,333	10,451
Honeywell International Inc. 1.95% 2030	22,250	23,573
Honeywell International Inc. 2.80% 2050	400	439
Icahn Enterprises Finance Corp. 4.75% 2024	2,500	2,601
Icahn Enterprises Finance Corp. 6.25% 2026	5,200	5,518
L3Harris Technologies, Inc. 1.80% 2031	3,725	3,796
Lima Metro Line 2 Finance Ltd. 5.875% 2034[4]	2,718	3,288
Lima Metro Line 2 Finance Ltd. 5.875% 2034	579	700
Lima Metro Line 2 Finance Ltd. 4.35% 2036	2,420	2,688
Lima Metro Line 2 Finance Ltd. 4.35% 2036[4]	945	1,050
Masonite International Corp. 5.75% 2026[4]	3,500	3,670
Mexico City Airport Trust 4.25% 2026	200	212
Mexico City Airport Trust 3.875% 2028	8,400	8,697
Mexico City Airport Trust 5.50% 2046	3,884	4,144
Mexico City Airport Trust 5.50% 2047	14,531	15,341
Mexico City Airport Trust 5.50% 2047[4]	4,583	4,838
Nielsen Finance LLC and Nielsen Finance Co. 5.625% 2028[4]	2,300	2,503
Nielsen Finance LLC and Nielsen Finance Co. 5.875% 2030[4]	4,650	5,269
Norfolk Southern Corp. 3.05% 2050	1,314	1,441
Northrop Grumman Corp. 2.55% 2022	8,955	9,304
Northrop Grumman Corp. 2.93% 2025	25,040	27,245
Northrop Grumman Corp. 3.25% 2028	7,425	8,398
Northrop Grumman Corp. 5.25% 2050	1,922	2,856
Otis Worldwide Corp. 2.056% 2025	30,132	31,961
Otis Worldwide Corp. 2.293% 2027	4,000	4,278
Otis Worldwide Corp. 2.565% 2030	5,900	6,342
Otis Worldwide Corp. 3.362% 2050	1,500	1,739
Parker-Hannifin Corp. 3.25% 2029	2,615	2,969
Prime Security Services Borrower, LLC 5.25% 2024[4]	2,500	2,672
Prime Security Services Borrower, LLC 5.75% 2026[4]	2,000	2,192
Prime Security Services Borrower, LLC 3.375% 2027[4]	3,100	3,081
Raytheon Technologies Corp. 2.80% 2022	9,010	9,269
Raytheon Technologies Corp. 3.20% 2024	10,105	10,918
Raytheon Technologies Corp. 2.25% 2030	3,750	3,986
Republic Services, Inc. 2.50% 2024	7,000	7,478
Rolls-Royce PLC 5.75% 2027[4]	1,935	2,145
Roper Technologies, Inc. 1.00% 2025	2,000	2,025
Roper Technologies, Inc. 1.40% 2027	3,000	3,039
Roper Technologies, Inc. 1.75% 2031	5,000	4,982
Rutas 2 and 7 Finance Ltd. 0% 2036[4]	1,795	1,355
Siemens AG 1.70% 2021[4]	13,500	13,633
Siemens AG 2.70% 2022[4]	28,620	29,401
Siemens AG 2.90% 2022[4]	10,000	10,323
Signature Aviation PLC 4.00% 2028[4]	2,500	2,521
Stericycle, Inc. 5.375% 2024[4]	5,000	5,223
TransDigm Inc. 6.25% 2026[4]	656	699
Union Pacific Corp. 3.15% 2024	5,705	6,178
Union Pacific Corp. 2.15% 2027	4,740	5,041
Union Pacific Corp. 3.70% 2029	14,705	17,074
Union Pacific Corp. 2.40% 2030	9,549	10,295
Union Pacific Corp. 4.30% 2049	4,550	5,940
Union Pacific Corp. 3.25% 2050	18,198	20,747
Union Pacific Corp. 3.95% 2059	11,880	14,768
United Airlines Holdings, Inc. 6.50% 2027[4]	10,440	11,243
United Rentals, Inc. 5.875% 2026	2,353	2,494
United Technologies Corp. 3.65% 2023	437	472
United Technologies Corp. 3.95% 2025	17,415	19,978

34	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
United Technologies Corp. 3.125% 2027	$1,000	$1,123
United Technologies Corp. 4.125% 2028	6,320	7,536
United Technologies Corp. 4.50% 2042	1,625	2,119
WESCO Distribution, Inc. 7.125% 2025[4]	2,165	2,384
WESCO Distribution, Inc. 7.25% 2028[4]	4,355	4,959
Westinghouse Air Brake Technologies Corp. 4.40% 2024[7]	8,270	9,058
XPO Logistics, Inc. 6.75% 2024[4]	1,500	1,596
XPO Logistics, Inc. 6.25% 2025[4]	5,000	5,390
		1,604,923

Consumer staples 2.12%
Albertsons Companies Inc. 3.50% 2023[4]	3,575	3,668
Altria Group, Inc. 2.85% 2022	200	208
Altria Group, Inc. 2.35% 2025	785	835
Altria Group, Inc. 4.40% 2026	16,051	18,640
Altria Group, Inc. 4.80% 2029	53,864	64,632
Altria Group, Inc. 3.40% 2030	3,247	3,647
Altria Group, Inc. 5.80% 2039	900	1,186
Altria Group, Inc. 4.50% 2043	100	115
Altria Group, Inc. 5.375% 2044	2,433	3,114
Altria Group, Inc. 5.95% 2049	37,357	52,338
Altria Group, Inc. 4.45% 2050	571	676
Anheuser-Busch Co. / InBev Worldwide 4.90% 2046	32,310	42,181
Anheuser-Busch InBev NV 4.00% 2028	2,000	2,358
Anheuser-Busch InBev NV 4.75% 2029	36,001	44,425
Anheuser-Busch InBev NV 3.50% 2030	2,455	2,846
Anheuser-Busch InBev NV 4.90% 2031	3,000	3,822
Anheuser-Busch InBev NV 4.60% 2048	14,275	18,064
Anheuser-Busch InBev NV 5.55% 2049	14,412	20,488
Anheuser-Busch InBev NV 4.50% 2050	18,726	23,604
British American Tobacco International Finance PLC 3.95% 2025[4]	20,022	22,534
British American Tobacco International Finance PLC 1.668% 2026	17,162	17,576
British American Tobacco PLC 3.222% 2024	51,000	55,240
British American Tobacco PLC 3.215% 2026	8,750	9,647
British American Tobacco PLC 3.557% 2027	57,320	63,837
British American Tobacco PLC 4.70% 2027	911	1,072
British American Tobacco PLC 2.259% 2028	30,961	32,167
British American Tobacco PLC 4.906% 2030	17,738	21,435
British American Tobacco PLC 2.726% 2031	23,635	24,508
British American Tobacco PLC 4.39% 2037	50,000	55,974
British American Tobacco PLC 4.54% 2047	38,726	43,005
British American Tobacco PLC 4.758% 2049	49,691	57,707
Central Garden & Pet Co. 4.125% 2030	1,325	1,384
Coca-Cola Co. 1.00% 2028	2,785	2,797
Coca-Cola Co. 1.375% 2031	8,974	8,964
Coca-Cola Co. 2.50% 2051	5,594	5,781
Coca-Cola FEMSA, SAB de CV 1.85% 2032	5,500	5,515
Conagra Brands, Inc. 4.30% 2024	22,146	24,792
Conagra Brands, Inc. 4.60% 2025	11,307	13,328
Conagra Brands, Inc. 1.375% 2027	7,200	7,269
Conagra Brands, Inc. 5.30% 2038	780	1,044
Conagra Brands, Inc. 5.40% 2048	14,298	20,423
Constellation Brands, Inc. 2.65% 2022	14,125	14,683
Constellation Brands, Inc. 2.70% 2022	1,995	2,052
Constellation Brands, Inc. 3.20% 2023	10,638	11,244
Constellation Brands, Inc. 4.25% 2023	8,588	9,364
Constellation Brands, Inc. 3.70% 2026	3,350	3,836
Constellation Brands, Inc. 3.60% 2028	1,650	1,885
Constellation Brands, Inc. 3.15% 2029	13,210	14,731
Constellation Brands, Inc. 2.875% 2030	22,676	24,885
Constellation Brands, Inc. 4.10% 2048	1,000	1,214
Constellation Brands, Inc. 3.75% 2050	1,460	1,724
Costco Wholesale Corp. 2.30% 2022	3,500	3,593
Costco Wholesale Corp. 2.75% 2024	14,500	15,606
Darling Ingredients Inc. 5.25% 2027[4]	6,000	6,391
H.J. Heinz Co. 4.25% 2031[4]	1,634	1,823
Imperial Tobacco Finance PLC 3.50% 2023[4]	3,173	3,324

The Bond Fund of America	35

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
JBS Investments GmbH II 7.00% 2026[4]		$1,932	$2,088
JBS Investments GmbH II 7.00% 2026		835	903
Keurig Dr Pepper Inc. 3.551% 2021		8,500	8,607
Keurig Dr Pepper Inc. 4.057% 2023		31,170	33,887
Keurig Dr Pepper Inc. 4.417% 2025		9,925	11,447
Keurig Dr Pepper Inc. 4.597% 2028		22,033	26,847
Keurig Dr Pepper Inc. 3.20% 2030		15,577	17,655
Keurig Dr Pepper Inc. 5.085% 2048		14,925	21,113
Keurig Dr Pepper Inc. 3.80% 2050		1,353	1,624
Kimberly-Clark Corp. 1.05% 2027		4,020	4,075
Kimberly-Clark Corp. 3.10% 2030		1,510	1,739
Kimberly-Clark de México, SAB de CV 2.431% 2031[4]		2,510	2,597
Kraft Heinz Company 3.95% 2025		7,390	8,142
Kraft Heinz Company 3.00% 2026		2,810	2,936
Kraft Heinz Company 4.375% 2046		14,000	15,148
Kraft Heinz Company 4.875% 2049[4]		1,570	1,832
Lamb Weston Holdings, Inc. 4.625% 2024[4]		2,500	2,613
Molson Coors Brewing Co. 2.10% 2021		6,190	6,243
Molson Coors Brewing Co. 4.20% 2046		17,971	20,622
Nestlé Holdings, Inc. 3.35% 2023[4]		26,000	28,043
Nestlé Holdings, Inc. 0.625% 2026[4]		35,403	35,246
Nestlé Holdings, Inc. 1.00% 2027[4]		22,620	22,681
PepsiCo, Inc. 1.40% 2031		15,210	15,329
PepsiCo, Inc. 3.625% 2050		25,720	32,670
Philip Morris International Inc. 2.50% 2022		16,500	17,128
Philip Morris International Inc. 2.875% 2024		11,985	12,914
Philip Morris International Inc. 1.50% 2025		1,286	1,332
Philip Morris International Inc. 0.875% 2026		4,170	4,190
Philip Morris International Inc. 3.375% 2029		13,550	15,531
Philip Morris International Inc. 1.75% 2030		5,667	5,742
Philip Morris International Inc. 2.10% 2030		3,718	3,880
Philip Morris International Inc. 4.125% 2043		3,680	4,512
Philip Morris International Inc. 4.875% 2043		8,500	11,417
Procter & Gamble Company 0.55% 2025		25,660	25,893
Procter & Gamble Company 2.80% 2027		647	721
Procter & Gamble Company 1.20% 2030		27,045	27,090
Procter & Gamble Company 3.00% 2030		1,183	1,365
Reckitt Benckiser Group PLC 2.375% 2022[4]		10,935	11,247
Reckitt Benckiser Treasury Services PLC 2.75% 2024[4]		4,305	4,606
Reynolds American Inc. 4.45% 2025		7,158	8,155
Reynolds American Inc. 4.75% 2042		2,500	2,643
Reynolds American Inc. 5.85% 2045		10,195	13,047
Spectrum Brands Inc. 5.75% 2025		2,750	2,843
TreeHouse Foods, Inc. 6.00% 2024[4]		2,555	2,610
Wal-Mart Stores, Inc. 3.125% 2021		7,500	7,603
Wal-Mart Stores, Inc. 2.35% 2022		4,000	4,166
Wal-Mart Stores, Inc. 2.85% 2024		32,435	35,102
Wal-Mart Stores, Inc. 3.05% 2026		16,440	18,513
Wal-Mart Stores, Inc. 3.70% 2028		5,694	6,708
			1,492,246

Communication services 2.07%
Alphabet Inc. 0.45% 2025		7,194	7,213
Alphabet Inc. 1.10% 2030		26,820	26,446
Alphabet Inc. 1.90% 2040		2,710	2,660
Alphabet Inc. 2.05% 2050		1,465	1,400
Alphabet Inc. 2.25% 2060		11,110	10,758
América Móvil, SAB de CV 8.46% 2036	MXN	27,000	1,457
AT&T Inc. 2.30% 2027		$12,975	13,846
AT&T Inc. 1.65% 2028		13,275	13,556
AT&T Inc. 2.75% 2031		43,600	46,619
AT&T Inc. 2.25% 2032		46,460	47,194
AT&T Inc. 3.30% 2052		5,956	5,906
AT&T Inc. 3.50% 2053[4]		37,755	37,757
AT&T Inc. 3.55% 2055[4]		12,316	12,275
Axiata SPV2 Bhd. 2.163% 2030		4,883	4,940
Baidu Inc. 3.425% 2030		8,000	8,869

36	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
Cablevision Systems Corp. 5.375% 2028[4]		$4,850	$5,189
CCO Holdings LLC and CCO Holdings Capital Corp. 5.50% 2026[4]		3,815	3,959
CCO Holdings LLC and CCO Holdings Capital Corp. 5.00% 2028[4]		12,250	12,967
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 2029[4]		10,700	11,742
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2030[4]		18,675	19,842
CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 2030[4]		9,665	10,441
CCO Holdings LLC and CCO Holdings Capital Corp. 2.80% 2031		26,386	27,910
CCO Holdings LLC and CCO Holdings Capital Corp. 2.30% 2032		26,700	26,740
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2032[4]		2,225	2,378
CCO Holdings LLC and CCO Holdings Capital Corp. 6.484% 2045		6,850	9,727
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2049		18,943	23,121
CCO Holdings LLC and CCO Holdings Capital Corp. 4.80% 2050		5,000	5,976
CCO Holdings LLC and CCO Holdings Capital Corp. 3.70% 2051		6,700	6,971
CenturyLink, Inc. 4.00% 2027[4]		66,645	68,902
Comcast Corp. 3.10% 2025		14,900	16,406
Comcast Corp. 3.95% 2025		5,250	6,034
Comcast Corp. 2.65% 2030		64,290	70,283
Comcast Corp. 1.50% 2031		5,000	4,970
Comcast Corp. 1.95% 2031		19,386	19,952
Comcast Corp. 3.25% 2039		2,120	2,406
Comcast Corp. 3.75% 2040		9,600	11,567
Comcast Corp. 3.45% 2050		2,900	3,419
Comcast Corp. 2.80% 2051		16,700	17,394
Comcast Corp. 2.45% 2052		5,000	4,871
Diamond Sports Group LLC 5.375% 2026[4]		3,500	2,850
Digicel Group Ltd. 8.75% 2024[4]		371	390
Digicel Group Ltd. 13.00% 2025 (53.85% PIK)[4,8]		196	200
Digicel Group Ltd. 8.00% 2026[4]		148	124
Discovery Communications, Inc. 3.625% 2030		6,653	7,626
Discovery Communications, Inc. 4.65% 2050		7,781	9,741
Embarq Corp. 7.995% 2036		7,150	8,833
Fox Corp. 4.03% 2024		4,090	4,506
Fox Corp. 3.05% 2025		1,962	2,148
Grupo Televisa, SAB 7.25% 2043	MXN	25,290	1,001
iHeartCommunications, Inc. 6.375% 2026		$8,475	9,084
Level 3 Communications, Inc. 5.375% 2024		5,185	5,244
Level 3 Communications, Inc. 5.25% 2026		5,015	5,188
Level 3 Communications, Inc. 3.875% 2029[4]		6,900	7,679
NBCUniversal Enterprise, Inc., junior subordinated, 5.25% 2049[4]		29,045	29,662
Netflix, Inc. 4.875% 2028		6,000	6,776
Netflix, Inc. 5.875% 2028		8,425	10,115
Netflix, Inc. 4.875% 2030[4]		31,859	36,698
Quebecor Media Inc. 5.75% 2023		3,600	3,897
Scripps Escrow II, Inc. 3.875% 2029[4]		1,300	1,358
Sinclair Television Group, Inc. 4.125% 2030[4]		3,625	3,719
Sirius XM Radio Inc. 3.875% 2022[4]		2,500	2,541
Sirius XM Radio Inc. 4.625% 2024[4]		2,500	2,594
SoftBank Group Corp. 3.36% 2023[4]		4,303	4,350
Sprint Corp. 7.25% 2021		8,613	8,973
Sprint Corp. 7.875% 2023		6,163	7,143
Sprint Corp. 7.125% 2024		10,010	11,718
TEGNA Inc. 5.00% 2029		8,500	8,988
Tencent Holdings Ltd. 3.28% 2024[4]		15,000	15,992
Tencent Holdings Ltd. 3.595% 2028		7,500	8,279
Tencent Holdings Ltd. 2.39% 2030[4]		20,000	20,529
Tencent Holdings Ltd. 3.24% 2050[4]		14,870	15,421
Tencent Holdings Ltd. 3.29% 2060[4]		10,000	10,395
Tencent Music Entertainment Group 2.00% 2030		2,575	2,561
T-Mobile US, Inc. 3.50% 2025[4]		6,550	7,244
T-Mobile US, Inc. 1.50% 2026[4]		4,900	5,026
T-Mobile US, Inc. 6.50% 2026		11,250	11,658
T-Mobile US, Inc. 3.75% 2027[4]		20,800	23,708
T-Mobile US, Inc. 2.05% 2028[4]		5,525	5,754
T-Mobile US, Inc. 4.75% 2028		9,066	9,756
T-Mobile US, Inc. 3.875% 2030[4]		76,997	89,260
T-Mobile US, Inc. 2.55% 2031[4]		17,552	18,453
T-Mobile US, Inc. 3.00% 2041[4]		17,872	18,562

The Bond Fund of America	37

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
T-Mobile US, Inc. 4.50% 2050[4]	$27,186	$33,582
T-Mobile US, Inc. 3.30% 2051[4]	22,532	23,224
Verizon Communications Inc. 0.85% 2025	39,900	40,223
Verizon Communications Inc. 4.329% 2028	24,097	29,025
Verizon Communications Inc. 3.875% 2029	2,071	2,440
Verizon Communications Inc. 4.016% 2029	7,551	8,969
Verizon Communications Inc. 1.68% 2030[4]	14,152	14,112
Verizon Communications Inc. 1.75% 2031	39,504	39,355
Verizon Communications Inc. 4.40% 2034	10,000	12,484
Verizon Communications Inc. 4.272% 2036	4,028	4,996
Verizon Communications Inc. 2.65% 2040	3,200	3,236
Verizon Communications Inc. 3.85% 2042	855	1,015
Verizon Communications Inc. 2.875% 2050	24,665	24,875
Verizon Communications Inc. 3.00% 2060	2,300	2,316
Videotron Ltd. 5.375% 2024[4]	3,100	3,427
Virgin Media O2 4.25% 2031[4]	5,475	5,607
Virgin Media Secured Finance PLC 5.50% 2029[4]	5,000	5,427
Vodafone Group PLC 5.25% 2048	9,975	13,878
Vodafone Group PLC 4.25% 2050	17,875	22,182
Walt Disney Company 2.65% 2031	37,160	40,751
Walt Disney Company 4.70% 2050	10,000	14,125
Walt Disney Company 3.60% 2051	2,213	2,686
Ziggo Bond Finance BV 5.50% 2027[4]	6,200	6,483
		1,454,225

Information technology 1.51%
Adobe Inc. 1.90% 2025	14,746	15,600
Adobe Inc. 2.15% 2027	24,367	26,159
Adobe Inc. 2.30% 2030	24,569	26,611
Apple Inc. 0.55% 2025	8,325	8,368
Apple Inc. 1.125% 2025	12,013	12,362
Apple Inc. 1.25% 2030	12,375	12,387
Apple Inc. 2.40% 2050	20,230	20,748
Apple Inc. 2.55% 2060	5,750	5,914
Black Knight Inc. 3.625% 2028[4]	3,200	3,280
Broadcom Inc. 3.625% 2024	6,000	6,594
Broadcom Inc. 3.15% 2025	15,000	16,385
Broadcom Inc. 4.70% 2025	24,020	27,532
Broadcom Inc. 4.25% 2026	150,225	172,202
Broadcom Inc. 4.75% 2029	29,600	35,405
Broadcom Inc. 4.15% 2030	36,500	42,278
Broadcom Ltd. 2.65% 2023	16,500	17,171
Broadcom Ltd. 3.625% 2024	33,750	36,494
Broadcom Ltd. 3.875% 2027	32,260	36,267
Broadcom Ltd. 3.50% 2028	22,732	25,068
CDW Corp. 4.125% 2025	5,275	5,528
Financial & Risk US Holdings, Inc. 6.25% 2026[4]	5,675	6,069
Fiserv, Inc. 2.75% 2024	19,000	20,409
Fiserv, Inc. 2.25% 2027	19,120	20,399
Fiserv, Inc. 3.50% 2029	23,998	27,439
Fiserv, Inc. 2.65% 2030	26,471	28,659
Fiserv, Inc. 4.40% 2049	13,825	18,519
Gartner, Inc. 4.50% 2028[4]	1,850	1,954
Global Payments Inc. 2.90% 2030	22,277	24,242
Intuit Inc. 0.65% 2023	5,105	5,151
Intuit Inc. 0.95% 2025	5,170	5,239
Intuit Inc. 1.35% 2027	4,855	4,973
Intuit Inc. 1.65% 2030	5,065	5,207
Microsoft Corp. 3.125% 2025	11,040	12,346
Microsoft Corp. 2.525% 2050	11,074	11,679
NCR Corp. 5.75% 2027[4]	2,500	2,661
NCR Corp. 6.125% 2029[4]	1,730	1,919
NCR Corp. 5.25% 2030[4]	7,250	7,789
Open Text Corp. 3.875% 2028[4]	6,500	6,755
Oracle Corp. 1.90% 2021	12,250	12,375
Oracle Corp. 2.50% 2025	11,500	12,357
Oracle Corp. 3.60% 2050	54,865	64,075

38	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Information technology (continued)
PayPal Holdings, Inc. 2.40% 2024	$43,150	$46,152
PayPal Holdings, Inc. 2.65% 2026	12,234	13,451
PayPal Holdings, Inc. 2.85% 2029	12,580	13,993
PayPal Holdings, Inc. 2.30% 2030	12,424	13,319
PayPal Holdings, Inc. 3.25% 2050	4,859	5,616
ServiceNow, Inc. 1.40% 2030	49,130	47,964
Simon Property Group, LP 3.50% 2025	12,550	13,943
Simon Property Group, LP 2.65% 2030	13,725	14,629
Unisys Corp. 6.875% 2027[4]	1,700	1,862
VeriSign, Inc. 4.625% 2023	5,800	5,862
Visa Inc. 2.15% 2022	4,535	4,677
Visa Inc. 0.75% 2027	9,875	9,855
Visa Inc. 1.10% 2031	10,000	9,872
Visa Inc. 2.00% 2050	8,000	7,641
		1,061,405

Materials 0.84%
Air Products and Chemicals, Inc. 1.50% 2025	2,464	2,569
Air Products and Chemicals, Inc. 1.85% 2027	802	850
Air Products and Chemicals, Inc. 2.05% 2030	1,768	1,887
Air Products and Chemicals, Inc. 2.70% 2040	11,472	12,364
Air Products and Chemicals, Inc. 2.80% 2050	4,545	4,996
Anglo American Capital PLC 5.625% 2030[4]	6,800	8,672
Anglo American Capital PLC 3.95% 2050[4]	4,722	5,313
ArcelorMittal 7.25% 2039[7]	2,000	2,809
ArcelorMittal 7.00% 2041[7]	2,000	2,759
Ardagh Packaging Finance 5.25% 2025[4]	3,640	3,845
Ardagh Packaging Finance 4.125% 2026[4]	2,500	2,616
Ball Corp. 4.00% 2023	6,000	6,401
Berry Global Escrow Corp. 4.875% 2026[4]	9,875	10,618
Blue Cube Spinco Inc. 9.75% 2023	1,050	1,079
Blue Cube Spinco Inc. 10.00% 2025	3,000	3,180
Braskem Finance Ltd. 6.45% 2024	650	713
Braskem Idesa SAPI 7.45% 2029[4]	1,540	1,448
Braskem SA 4.50% 2030[4]	10,625	10,930
Braskem SA 4.50% 2030	1,350	1,389
Braskem SA 5.875% 2050[4]	4,000	4,143
BWAY Parent Co., Inc. 5.50% 2024[4]	6,500	6,638
Chevron Phillips Chemical Co. LLC 3.30% 2023[4]	9,250	9,797
Chevron Phillips Chemical Co. LLC 3.70% 2028[4]	3,000	3,431
Cleveland-Cliffs Inc. 4.875% 2024[4]	7,500	7,655
Cleveland-Cliffs Inc. 9.875% 2025[4]	7,975	9,391
Cleveland-Cliffs Inc. 6.75% 2026[4]	1,035	1,119
Corp Nacional Del Cobre De Chile 3.75% 2031[4]	8,000	9,066
Crown Holdings, Inc. 4.50% 2023	2,500	2,644
Crown Holdings, Inc. 4.25% 2026	4,000	4,416
Dow Chemical Co. 3.625% 2026	14,418	16,254
Dow Chemical Co. 4.80% 2028	4,000	4,922
Dow Chemical Co. 2.10% 2030	13,000	13,343
Dow Chemical Co. 4.625% 2044	1,100	1,385
Dow Chemical Co. 5.55% 2048	8,600	12,324
Dow Chemical Co. 4.80% 2049	11,227	15,128
Dow Chemical Co. 3.60% 2050	10,500	11,798
DowDuPont Inc. 5.419% 2048	7,159	10,404
Ecolab Inc. 2.125% 2050	4,000	3,837
FMG Resources 4.75% 2022[4]	6,300	6,493
Freeport-McMoRan Inc. 3.875% 2023	9,000	9,408
Freeport-McMoRan Inc. 4.125% 2028	2,000	2,101
Freeport-McMoRan Inc. 5.40% 2034	1,450	1,817
Freeport-McMoRan Inc. 5.45% 2043	2,550	3,179
Fresnillo PLC 4.25% 2050[4]	9,516	10,465
Glencore Funding LLC 4.125% 2024[4]	25,850	28,470
Graphic Packaging International, Inc. 3.50% 2028[4]	8,000	8,309
Industrias Peñoles, SAB de CV 4.75% 2050[4]	6,090	7,071
LYB International Finance III, LLC 1.25% 2025	3,279	3,339
LYB International Finance III, LLC 2.875% 2025	4,000	4,363
LYB International Finance III, LLC 2.25% 2030	19,505	20,185

The Bond Fund of America	39

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
LYB International Finance III, LLC 3.375% 2030	$2,000	$2,244
LYB International Finance III, LLC 3.375% 2040	10,703	11,462
LYB International Finance III, LLC 4.20% 2049	1,740	2,036
LYB International Finance III, LLC 4.20% 2050	4,500	5,253
LYB International Finance III, LLC 3.625% 2051	25,968	28,430
LYB International Finance III, LLC 3.80% 2060	7,574	8,182
Methanex Corp. 5.125% 2027	9,900	10,772
Newcrest Finance Pty Ltd. 3.25% 2030[4]	5,229	5,784
Newcrest Finance Pty Ltd. 4.20% 2050[4]	2,414	2,959
Nova Chemicals Corp. 4.875% 2024[4]	2,000	2,086
Nova Chemicals Corp. 5.25% 2027[4]	7,500	8,001
Nutrien Ltd. 4.20% 2029	500	598
Nutrien Ltd. 2.95% 2030	4,500	4,956
Nutrien Ltd. 5.00% 2049	3,850	5,325
Nutrien Ltd. 3.95% 2050	500	612
Nutrition & Biosciences, Inc. 1.23% 2025[4]	5,000	5,055
Nutrition & Biosciences, Inc. 1.832% 2027[4]	7,772	8,012
Nutrition & Biosciences, Inc. 2.30% 2030[4]	31,920	32,888
Nutrition & Biosciences, Inc. 3.268% 2040[4]	2,500	2,687
Nutrition & Biosciences, Inc. 3.468% 2050[4]	3,000	3,259
OCI NV 5.25% 2024[4]	3,500	3,642
Olin Corp. 9.50% 2025[4]	2,950	3,690
Praxair, Inc. 1.10% 2030	13,964	13,828
Praxair, Inc. 2.00% 2050	5,729	5,372
S.P.C.M. SA 4.875% 2025[4]	695	718
Sealed Air Corp. 4.875% 2022[4]	3,139	3,298
Sealed Air Corp. 5.25% 2023[4]	111	118
Sherwin-Williams Co. 2.75% 2022	212	219
Sherwin-Williams Co. 3.125% 2024	7,250	7,869
Sherwin-Williams Co. 3.45% 2027	112	127
Sherwin-Williams Co. 2.95% 2029	5,150	5,674
Sherwin-Williams Co. 2.30% 2030	1,271	1,329
Sherwin-Williams Co. 4.50% 2047	2,601	3,479
Sherwin-Williams Co. 3.30% 2050	1,700	1,883
Silgan Holdings Inc. 4.75% 2025	5,000	5,097
Silgan Holdings Inc. 4.125% 2028	2,500	2,603
Summit Materials, Inc. 5.25% 2029[4]	2,600	2,733
Suzano Austria GmbH 6.00% 2029	3,500	4,215
Suzano Austria GmbH 3.75% 2031	12,660	13,448
Vale Overseas Ltd. 3.75% 2030	11,677	13,002
Westlake Chemical Corp. 5.00% 2046	7,090	9,214
Westlake Chemical Corp. 4.375% 2047	1,960	2,334
		591,826

Real estate 0.59%
Alexandria Real Estate Equities, Inc. 3.80% 2026	2,437	2,805
Alexandria Real Estate Equities, Inc. 4.30% 2026	1,440	1,677
Alexandria Real Estate Equities, Inc. 3.95% 2028	1,070	1,244
Alexandria Real Estate Equities, Inc. 2.75% 2029	1,213	1,327
Alexandria Real Estate Equities, Inc. 4.50% 2029	2,110	2,583
Alexandria Real Estate Equities, Inc. 3.375% 2031	2,615	2,997
Alexandria Real Estate Equities, Inc. 1.875% 2033	1,489	1,490
American Campus Communities, Inc. 3.75% 2023	1,560	1,649
American Campus Communities, Inc. 4.125% 2024	5,860	6,401
American Campus Communities, Inc. 3.30% 2026	20,716	22,635
American Campus Communities, Inc. 3.625% 2027	1,865	2,057
American Campus Communities, Inc. 2.85% 2030	4,967	5,204
American Campus Communities, Inc. 3.875% 2031	1,414	1,603
Corporate Office Properties LP 2.25% 2026	17,606	18,372
Equinix, Inc. 2.625% 2024	40,151	42,954
Equinix, Inc. 1.25% 2025	9,495	9,695
Equinix, Inc. 2.90% 2026	24,462	26,782
Equinix, Inc. 1.80% 2027	2,646	2,727
Equinix, Inc. 1.55% 2028	9,210	9,370
Equinix, Inc. 3.20% 2029	27,854	30,744
Equinix, Inc. 2.15% 2030	35,754	36,423
Equinix, Inc. 3.00% 2050	6,455	6,556

40	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Real estate (continued)
Essex Portfolio LP 3.25% 2023	$4,610		$4,861
Essex Portfolio LP 3.875% 2024	5,500		6,046
Essex Portfolio LP 3.375% 2026	1,070		1,202
Essex Portfolio LP 4.00% 2029	1,960		2,299
Gaming and Leisure Properties, Inc. 3.35% 2024	912		960
Gaming and Leisure Properties, Inc. 4.00% 2030	2,564		2,790
Hospitality Properties Trust 5.00% 2022	14,650		14,943
Hospitality Properties Trust 4.50% 2023	9,680		9,746
Hospitality Properties Trust 4.50% 2025	6,875		6,785
Hospitality Properties Trust 3.95% 2028	100		97
Howard Hughes Corp. 5.375% 2025[4]	16,500		17,057
Howard Hughes Corp. 5.375% 2028[4]	7,025		7,569
Iron Mountain Inc. 4.875% 2027[4]	1,605		1,682
Iron Mountain Inc. 5.25% 2028[4]	12,959		13,700
Iron Mountain Inc. 4.875% 2029[4]	11,137		11,761
Iron Mountain Inc. 5.25% 2030[4]	3,450		3,730
Kimco Realty Corp. 2.70% 2024	16,980		17,943
Kimco Realty Corp. 3.30% 2025	5,000		5,470
Omega Healthcare Investors, Inc. 4.375% 2023	2,100		2,273
Piedmont Operating Partnership LP 3.40% 2023	2,800		2,916
Piedmont Operating Partnership LP 4.45% 2024	3,000		3,216
Scentre Group 2.375% 2021[4]	11,410		11,454
Scentre Group 3.25% 2025[4]	1,265		1,348
Scentre Group 3.50% 2025[4]	7,550		8,079
WEA Finance LLC 3.75% 2024[4]	2,480		2,618
Westfield Corp. Ltd. 3.15% 2022[4]	6,225		6,333
Westfield Corp. Ltd. 3.50% 2029[4]	7,330		7,689
			411,862

Municipals 0.01%
ENA Master Trust 4.00% 2048[4]	8,154		8,796

Total corporate bonds, notes & loans			21,585,072

U.S. Treasury bonds & notes 27.59%
U.S. Treasury 25.97%
U.S. Treasury 1.125% 2021	500		503
U.S. Treasury 1.125% 2021	—	[2]	—	[2]
U.S. Treasury 1.25% 2021	40,000		40,377
U.S. Treasury 1.50% 2021	371,000		375,695
U.S. Treasury 1.625% 2021	57,661		58,092
U.S. Treasury 1.625% 2021	360		365
U.S. Treasury 1.75% 2021	935		949
U.S. Treasury 2.00% 2021	3,000		3,037
U.S. Treasury 2.00% 2021	1,000		1,016
U.S. Treasury 2.125% 2021	100,000		100,824
U.S. Treasury 2.50% 2021[12]	480,000		481,781
U.S. Treasury 0.125% 2022	670,000		670,067
U.S. Treasury 0.125% 2022	431,589		431,641
U.S. Treasury 0.125% 2022	217,505		217,545
U.S. Treasury 0.125% 2022	159,869		159,886
U.S. Treasury 0.125% 2022	53,100		53,104
U.S. Treasury 0.125% 2022	50,000		50,014
U.S. Treasury 0.125% 2022	13,745		13,748
U.S. Treasury 0.375% 2022	213		214
U.S. Treasury 1.375% 2022	75,000		76,670
U.S. Treasury 1.50% 2022	211,000		215,728
U.S. Treasury 1.625% 2022	6,000		6,176
U.S. Treasury 1.75% 2022	45,000		46,125
U.S. Treasury 1.875% 2022	54,500		55,771
U.S. Treasury 2.125% 2022[12]	32,000		33,272
U.S. Treasury 0.125% 2023	105,000		104,911
U.S. Treasury 0.125% 2023	40,000		39,988
U.S. Treasury 0.125% 2023	16,090		16,078
U.S. Treasury 0.125% 2023	6,667		6,659
U.S. Treasury 0.125% 2023	661		661
U.S. Treasury 0.25% 2023	60,001		60,162
U.S. Treasury 0.25% 2023	4,750		4,762

The Bond Fund of America	41

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 1.375% 2023	$72,000		$74,198
U.S. Treasury 1.625% 2023	15,000		15,517
U.S. Treasury 1.75% 2023	3,100		3,218
U.S. Treasury 2.125% 2023	16,428		17,369
U.S. Treasury 2.50% 2023	10,300		10,845
U.S. Treasury 2.625% 2023	15,000		15,924
U.S. Treasury 2.75% 2023	100,000		106,256
U.S. Treasury 2.875% 2023	54,729		58,797
U.S. Treasury 1.25% 2024	75,000		77,790
U.S. Treasury 1.50% 2024	130,777		136,949
U.S. Treasury 1.50% 2024	78,200		81,964
U.S. Treasury 1.50% 2024	1,000		1,049
U.S. Treasury 1.75% 2024	40,000		42,146
U.S. Treasury 1.75% 2024	10,003		10,550
U.S. Treasury 2.00% 2024	442,300		469,329
U.S. Treasury 2.00% 2024	183,000		193,962
U.S. Treasury 2.00% 2024	55,000		58,432
U.S. Treasury 2.125% 2024	105,265		111,846
U.S. Treasury 2.125% 2024	18,000		19,313
U.S. Treasury 2.125% 2024	8,000		8,563
U.S. Treasury 2.25% 2024	50,633		54,083
U.S. Treasury 2.25% 2024	3,000		3,238
U.S. Treasury 2.375% 2024	67,233		71,868
U.S. Treasury 2.50% 2024	4,000		4,310
U.S. Treasury 0.25% 2025	1,038,626		1,035,438
U.S. Treasury 0.25% 2025	224,740		224,139
U.S. Treasury 0.25% 2025	88,500		88,107
U.S. Treasury 0.25% 2025	35,930		35,789
U.S. Treasury 0.375% 2025	726,653		727,592
U.S. Treasury 0.50% 2025	5,127		5,174
U.S. Treasury 2.00% 2025	20,000		21,416
U.S. Treasury 2.25% 2025	35,000		38,224
U.S. Treasury 2.625% 2025	135,324		148,669
U.S. Treasury 2.625% 2025	63,822		70,976
U.S. Treasury 2.75% 2025[12]	992,493		1,094,052
U.S. Treasury 2.75% 2025	31,813		35,280
U.S. Treasury 2.875% 2025	307,175		341,808
U.S. Treasury 2.875% 2025	32,900		36,724
U.S. Treasury 1.625% 2026	145,900		155,551
U.S. Treasury 1.625% 2026	10,000		10,658
U.S. Treasury 1.625% 2026	—	[2]	—	[2]
U.S. Treasury 1.75% 2026	77,025		82,748
U.S. Treasury 1.875% 2026	41,000		44,248
U.S. Treasury 2.00% 2026	15,600		16,974
U.S. Treasury 2.125% 2026	54,000		58,936
U.S. Treasury 2.25% 2026	8,000		8,772
U.S. Treasury 2.50% 2026	24,000		26,597
U.S. Treasury 2.625% 2026	142,585		158,786
U.S. Treasury 0.375% 2027	145,699		143,717
U.S. Treasury 0.375% 2027	75,000		73,829
U.S. Treasury 0.50% 2027	680,216		675,793
U.S. Treasury 0.50% 2027[12]	556,100		554,558
U.S. Treasury 0.50% 2027	56,100		55,636
U.S. Treasury 0.50% 2027	16,000		15,939
U.S. Treasury 0.50% 2027	6,000		5,973
U.S. Treasury 0.625% 2027	51,000		50,924
U.S. Treasury 0.625% 2027	42,000		41,977
U.S. Treasury 0.625% 2027	8,000		8,045
U.S. Treasury 2.25% 2027	220,486		244,735
U.S. Treasury 2.25% 2027	3,000		3,315
U.S. Treasury 2.75% 2028	17,398		19,942
U.S. Treasury 2.875% 2028	61,335		71,032
U.S. Treasury 2.875% 2028	3,760		4,366
U.S. Treasury 1.625% 2029	398		426
U.S. Treasury 2.375% 2029	3,795		4,288
U.S. Treasury 0.625% 2030	278,436		271,382
U.S. Treasury 0.625% 2030	17,638		17,240

42	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 0.875% 2030	$728,599	$725,810
U.S. Treasury 1.50% 2030	31,576	33,397
U.S. Treasury 1.125% 2040	266,476	252,937
U.S. Treasury 1.125% 2040	148,245	140,326
U.S. Treasury 1.375% 2040	1,500	1,483
U.S. Treasury 4.625% 2040	9,400	14,647
U.S. Treasury 3.125% 2041	20,000	26,153
U.S. Treasury 4.375% 2041	11,500	17,628
U.S. Treasury 2.75% 2042	7,000	8,677
U.S. Treasury 2.875% 2043	23,810	30,105
U.S. Treasury 3.00% 2044	5,900	7,636
U.S. Treasury 3.375% 2044	38,700	52,919
U.S. Treasury 3.00% 2045[12]	15,100	19,651
U.S. Treasury 3.00% 2045	5,560	7,214
U.S. Treasury 2.25% 2046	4,500	5,138
U.S. Treasury 2.50% 2046	194,262	232,072
U.S. Treasury 2.50% 2046	27,000	32,264
U.S. Treasury 2.875% 2046	13,854	17,703
U.S. Treasury 2.75% 2047	32,098	40,254
U.S. Treasury 2.75% 2047	5,300	6,653
U.S. Treasury 3.00% 2047[12]	86,916	113,835
U.S. Treasury 3.00% 2047	38,950	50,934
U.S. Treasury 3.00% 2048[12]	179,901	236,149
U.S. Treasury 3.00% 2048	11,100	14,603
U.S. Treasury 3.125% 2048	11,150	14,969
U.S. Treasury 3.375% 2048	12,545	17,620
U.S. Treasury 2.25% 2049	193,147	221,074
U.S. Treasury 2.375% 2049	140,608	165,169
U.S. Treasury 2.875% 2049	241,100	311,247
U.S. Treasury 3.00% 2049[12]	74,066	97,669
U.S. Treasury 1.25% 2050	773,540	701,559
U.S. Treasury 1.375% 2050[12]	1,863,336	1,743,615
U.S. Treasury 1.625% 2050	1,121,794	1,116,448
U.S. Treasury 2.00% 2050	57,011	61,908
		18,242,578

U.S. Treasury inflation-protected securities 1.62%
U.S. Treasury Inflation-Protected Security 0.125% 2021[13]	175,782	176,438
U.S. Treasury Inflation-Protected Security 1.125% 2021[13]	130,935	130,969
U.S. Treasury Inflation-Protected Security 0.125% 2024[13]	20,298	21,764
U.S. Treasury Inflation-Protected Security 0.50% 2024[13]	30,973	33,212
U.S. Treasury Inflation-Protected Security 0.125% 2025[13]	117,031	127,247
U.S. Treasury Inflation-Protected Security 0.375% 2027[13]	28,527	32,112
U.S. Treasury Inflation-Protected Security 1.75% 2028[13]	5,220	6,411
U.S. Treasury Inflation-Protected Security 0.125% 2030[13]	57,313	63,929
U.S. Treasury Inflation-Protected Security 0.125% 2030[13]	52,810	59,244
U.S. Treasury Inflation-Protected Security 2.125% 2041[13]	4,066	6,384
U.S. Treasury Inflation-Protected Security 0.75% 2042[12,13]	219,233	279,457
U.S. Treasury Inflation-Protected Security 1.00% 2049[12,13]	18,290	25,793
U.S. Treasury Inflation-Protected Security 0.25% 2050[13]	143,512	170,952
		1,133,912

Total U.S. Treasury bonds & notes		19,376,490

The Bond Fund of America	43

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Municipals 2.13%
Arizona 0.01%
Board of Regents of Arizona State University System, Rev. Bonds, Series 2020-A, 4.00% 2038	$1,000	$1,212
Board of Regents of Arizona State University System, Rev. Bonds, Series 2020-A, 5.00% 2030	500	689
Board of Regents of Arizona State University System, Rev. Bonds, Series 2020-A, 5.00% 2031	675	924
Board of Regents of Arizona State University System, Rev. Bonds, Series 2020-A, 5.00% 2032	700	953
Board of Regents of Arizona State University System, Rev. Bonds, Series 2020-A, 5.00% 2037	1,500	2,006
Board of Regents of Arizona State University System, Rev. Bonds, Series 2020-A, 5.00% 2039	1,750	2,328
		8,112

California 0.07%
City and County of San Francisco, Public Utilities Commission, San Francisco Water Rev. Bonds, Series 2020-D, 3.00% 2050	1,000	1,089
City of San Francisco, Bay Area Rapid Transit Dist., G.O. Green Bonds, 2016 Election, Series 2020-C-1, 3.00% 2050	14,000	15,194
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2015-CM, AMT, 2.45% 2031	445	453
Los Angeles Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2020-C, 3.00% 2045	8,770	9,535
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.316% 2027	6,585	6,694
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.614% 2030	5,150	5,208
Trustees of California State University, Systemwide Rev. Bonds, Series 2020-C, 3.00% 2051	13,000	14,102
		52,275

Connecticut 0.02%
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2019-D-1, 4.00% 2049	12,620	14,452
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-C-1, 3.50% 2045	2,410	2,533
		16,985

Florida 0.01%
County of Hillsborough, Aviation Auth., Tampa International Airport Rev. Bonds, Series 2018-F, 5.00% 2043	7,500	9,184

Illinois 0.77%
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 2039	56,485	59,613
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 2029	14,400	15,426
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 2040	5,770	5,990
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2011-A, 5.50% 2039	355	361
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2015-C, 5.25% 2039	1,035	1,120
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2017-A, 7.00% 2046[4]	7,760	9,816
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2026	960	1,100
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2030	1,915	2,203
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2034	425	483
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-D, 5.00% 2031	850	974
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-G, 5.00% 2044	660	740
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 2036	850	960
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 2046	2,415	2,694

44	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Municipals (continued)
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2026	$640	$733
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2028	745	940
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2029	370	461
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2029	215	251
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2030	215	267
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2030	215	251
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2031	425	525
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2032	425	522
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2033	215	263
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2034	240	277
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 2028	950	1,201
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 2029	640	801
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1998-B-1, National insured, 0% 2031	425	304
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2011-A, 5.00% 2041	575	582
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2012-A, 5.00% 2042	1,630	1,672
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2020-A, 4.00% 2055	2,000	2,248
G.O. Bonds, Pension Funding Series 2003, 4.95% 2023	43,216	44,288
G.O. Bonds, Pension Funding Series 2003, 5.10% 2033	162,050	174,523
G.O. Bonds, Pension Funding Series 2003, Assured Guaranty Municipal insured, 5.10% 2033	12,860	14,829
G.O. Bonds, Series 2012, 5.00% 2024	5,000	5,188
G.O. Bonds, Series 2013-B, 4.11% 2022	2,280	2,312
G.O. Bonds, Series 2013-B, 4.31% 2023	7,325	7,498
G.O. Bonds, Series 2013-B, 4.91% 2027	3,250	3,363
G.O. Bonds, Series 2017-A, 5.00% 2025	2,500	2,852
G.O. Bonds, Series 2019-A, 5.00% 2024	6,500	7,272
G.O. Bonds, Series 2019-A, 5.70% 2031	7,530	8,100
G.O. Bonds, Series 2020, 5.50% 2030	6,000	7,489
G.O. Bonds, Series 2020-A, 3.24% 2025	2,245	2,212
G.O. Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2035	7,745	8,879
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.85% 2022	3,155	3,260
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.95% 2023	6,495	6,870
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 6.05% 2024	1,905	2,058
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 6.15% 2025	6,205	6,845
G.O. Bonds, Taxable Build America Bonds, Series 2010-3, 5.827% 2021	2,065	2,081
G.O. Bonds, Taxable Build America Bonds, Series 2010-5, 6.20% 2021	2,218	2,256
G.O. Rev. Ref. Bonds, Series 2019-B, 5.00% 2025	11,000	12,492
Housing Dev. Auth., Multi Family Housing Rev. Notes (Marshall Field Garden Apartment Homes), Series 2015, (SIFMA Municipal Swap Index + 1.00%) 1.09% 2050 (put 2025)[3]	6,275	6,343
Housing Dev. Auth., Rev. Bonds, Series 2016-A, 4.00% 2046	875	940
Taxable G.O. Bonds, Series 2012-B, 4.85% 2022	2,305	2,350
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2014-C, 5.00% 2038	12,865	14,747
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2019-A, 4.00% 2044	20,000	23,146
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2019-A, 5.00% 2044	30,000	38,072
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2020-A, 5.00% 2045	14,000	18,035
		541,078

Iowa 0.00%
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2016-A, 4.00% 2046	800	852

The Bond Fund of America	45

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Municipals (continued)
Kentucky 0.00%
Housing Corp., Housing Rev. Bonds, Series 2013-D, 3.50% 2033	$970	$1,024

Maine 0.00%
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2015-E-1, AMT, 3.50% 2035	2,620	2,745

Maryland 0.06%
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-B, AMT, 3.25% 2044	1,965	2,030
G.O. Bonds, State and Local Facs. Loan of 2020, Series 2020-B-2, 5.00% 2028	15,115	20,164
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2020. 4.00% 2050	16,705	19,890
		42,084

Massachusetts 0.00%
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 178, 3.50% 2042	555	587

Michigan 0.02%
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Fin. Recovery Income Tax Local Project Bonds), Series 2014-F-2, 4.60% 2022	2,650	2,691
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 2047	10,685	11,436
		14,127

Minnesota 0.01%
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 2045	3,480	3,709
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-A, AMT, 4.00% 2041	430	453
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-E, AMT, 3.50% 2046	2,195	2,313
		6,475

Missouri 0.00%
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-A, 3.75% 2038	830	884

Nebraska 0.01%
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2015-C, 3.50% 2045	735	767
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-A, 3.50% 2046	2,505	2,663
		3,430

New Jersey 0.01%
Econ. Dev. Auth., State Pension Funding Bonds, Series 1997-A, National insured, 7.425% 2029	4,400	5,680

New York 0.82%
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 2042	1,860	2,339
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-D, 4.00% 2038	2,500	2,991
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-D, 4.00% 2047	16,080	18,771
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 3.00% 2041	23,585	25,606
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 3.00% 2042	9,930	10,731
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 4.00% 2043	15,000	17,858
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 4.00% 2045	4,590	5,428
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 4.00% 2046	28,455	33,536
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 5.00% 2032	25,410	34,452
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 5.00% 2033	5,000	6,720

46	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Municipals (continued)
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-C-1, 4.75% 2045	$34,900	$41,000
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-D-2, 4.00% 2047	10,000	11,091
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2020-E, 4.00% 2045	8,290	9,210
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 52, AMT, 3.50% 2030	1,335	1,398
New York City G.O. Bonds, Fiscal 2020, Series 2020-B-1, 4.00% 2040	5,000	5,907
New York City G.O. Bonds, Fiscal 2020, Series 2020-D-1, 4.00% 2050	59,475	69,064
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Yankee Stadium Project), Series 2020-A, Assured Guaranty Municipal insured, 4.00% 2045	950	1,112
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2020, Series 2020-EE, 4.00% 2042	32,240	38,944
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2019, Series 2019-S-1, 5.00% 2043	10,000	12,383
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017, Series 2017-F-1, 4.00% 2037	9,650	11,144
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2020, Series 2020-C-1, 4.00% 2039	3,500	4,251
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2020, Series 2020-C-1, 4.00% 2045	20,145	23,976
Power Auth., Rev. Bonds, Series 2020-A, 4.00% 2055	45,340	53,200
Power Auth., Rev. Bonds, Series 2020-A, 4.00% 2060	17,195	20,062
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 2040	10,000	12,573
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 4.00% 2045	6,760	8,000
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 4.00% 2049	26,485	31,182
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 4.00% 2039	5,000	6,026
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 4.00% 2041	31,665	37,955
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 4.00% 2042	3,795	4,532
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 4.00% 2049	8,000	9,419
Urban Dev. Corp., State Sales Tax Rev. Bonds, Series 2019-A, 5.00% 2038	2,000	2,583
		573,444

North Carolina 0.02%
Limited Obligation Rev. Ref. Bonds, Series 2020-B, 3.00% 2033	8,700	10,126
Limited Obligation Rev. Ref. Bonds, Series 2020-B, 3.00% 2034	5,025	5,824
		15,950

Ohio 0.13%
County of Hamilton, Hospital Facs. Rev. Bonds (UC Health), Series 2020, 5.00% 2050	16,030	19,334
Water Dev. Auth., Water Pollution Control Loan Fund Rev. Bonds, Series 2020-A, 5.00% 2036	15,000	20,208
Water Dev. Auth., Water Pollution Control Loan Fund Rev. Bonds, Series 2020-A, 5.00% 2037	8,000	10,746
Water Dev. Auth., Water Pollution Control Loan Fund Rev. Bonds, Series 2020-A, 5.00% 2038	10,000	13,384
Water Dev. Auth., Water Pollution Control Loan Fund Rev. Bonds, Series 2020-A, 5.00% 2039	7,500	10,009
Water Dev. Auth., Water Pollution Control Loan Fund Rev. Bonds, Series 2020-A, 5.00% 2050	15,000	19,554
		93,235

Pennsylvania 0.02%
Turnpike Commission, Turnpike Rev. Bonds, Series 2019-A, 5.00% 2049	8,605	10,746

The Bond Fund of America	47

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Municipals (continued)
South Carolina 0.03%
Housing Fin. and Dev. Auth., Mortgage Rev. Ref. Bonds, Series 2016-A, 4.00% 2036	$660	$718
Housing Fin. Auth., Mortgage Rev. Ref. Bonds, Series 2014, AMT, 4.00% 2041	2,750	2,906
Jobs-Econ. Dev. Auth., Hospital Facs. Rev. Bonds (Bon Secours Mercy Health, Inc.), Series 2020-A, 4.00% 2044	7,205	8,363
Public Service Auth., Rev. Ref. and Improvement Obligations (Santee Cooper), Series 2020-A, 4.00% 2040	8,000	9,511
		21,498

Tennessee 0.01%
Housing Dev. Agcy., Homeownership Program Bonds, Series 2015-A, 3.50% 2045	905	969
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 2043	480	501
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-1-A, AMT, 4.00% 2045	2,205	2,343
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-2-A, AMT, 4.00% 2046	2,815	3,003
		6,816

Texas 0.07%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 2052	8,155	8,536
North Texas Tollway Auth. System, Rev. Ref. First Tier Bonds, Series 2020-A, 3.00% 2038	10,000	10,941
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2023	6,000	6,749
Water Dev. Board, State Revolving Fund, Rev. Bonds, Series 2020, 4.00% 2035	5,400	6,801
Water Dev. Board, State Revolving Fund, Rev. Bonds, Series 2020, 4.00% 2036	5,180	6,510
Water Dev. Board, State Revolving Fund, Rev. Bonds, Series 2020, 4.00% 2037	2,750	3,451
Water Dev. Board, State Revolving Fund, Rev. Bonds, Series 2020, 4.00% 2038	3,000	3,759
		46,747

Utah 0.00%
Housing Corp., Single Family Mortgage Bonds, Class III, Series 2015-D-2, 4.00% 2045	745	804

Washington 0.03%
G.O. Bonds, Series 2019-A, 5.00% 2031	10,495	13,753
G.O. Bonds, Series 2020-C, 5.00% 2038	5,000	6,640
		20,393

Wisconsin 0.01%
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2015-A, AMT, 4.00% 2045	1,375	1,445
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2016-A, AMT, 3.50% 2046	1,955	2,051
		3,496

Wyoming 0.00%
Community Dev. Auth., Housing Rev. Bonds, Series 2015-6, 4.00% 2045	525	551

Total municipals		1,499,202

Asset-backed obligations 1.61%
Aesop Funding LLC, Series 2019-1A, Class A, 3.45% 2023[1,4]	5,705	5,859
Aesop Funding LLC, Series 2017-2A, Class A, 2.97% 2024[1,4]	6,155	6,404
Aesop Funding LLC, Series 2018-1A, Class A, 3.70% 2024[1,4]	1,350	1,425
Aesop Funding LLC, Series 2019-2A, Class A, 3.35% 2025[1,4]	3,500	3,745
Aesop Funding LLC, Series 2018-2A, Class A, 4.00% 2025[1,4]	28,000	30,396
Aesop Funding LLC, Series 2020-1A, Class A, 2.33% 2026[1,4]	34,264	35,461
Aesop Funding LLC, Series 2019-3A, Class A, 2.36% 2026[1,4]	8,750	9,147
Aesop Funding LLC, Series 2020-2, Class A, 2.02% 2027[1,4]	25,453	26,012
Aesop Funding LLC, Series 2020-2A, Class B, 2.96% 2027[1,4]	3,827	3,913
Aesop Funding LLC, Series 2020-2A, Class C, 4.25% 2027[1,4]	8,238	8,478
Affirm Asset Securitization Trust, Series 2020-A, Class A, 2.10% 2025[1,4]	3,186	3,206
American Credit Acceptance Receivables Trust, Series 2020-3, Class B, 1.15% 2024[1,4]	2,160	2,172
American Credit Acceptance Receivables Trust, Series 2020-3, Class C, 1.85% 2026[1,4]	7,643	7,778
American Credit Acceptance Receivables Trust, Series 2020-1, Class D, 2.39% 2026[1,4]	1,530	1,570
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class C, 2.24% 2022[1]	252	252
AmeriCredit Automobile Receivables Trust, Series 2017-1, Class C, 2.71% 2022[1]	3,786	3,809
AmeriCredit Automobile Receivables Trust, Series 2020-2, Class C, 1.48% 2026[1]	4,500	4,566
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class A, 2.56% 2031[1,4]	928	931
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class B, 3.59% 2031[1,4]	4,310	4,300

48	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
CarMaxAuto Owner Trust, Series 2019-2, Class C, 3.16% 2025[1]	$650	$682
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[1,4]	94,521	96,539
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[1,4]	13,108	13,330
CF Hippolyta LLC, Series 2020-1, Class B1, 2.28% 2060[1,4]	11,395	11,607
CF Hippolyta LLC, Series 2020-1, Class B2, 2.60% 2060[1,4]	1,489	1,510
CLI Funding V LLC, Series 2020-3A, Class B, 3.30% 2045[1,4]	2,030	2,051
CLI Funding V LLC, Series 2020-2A, Class B, 3.56% 2045[1,4]	679	693
CLI Funding V LLC, Series 2020-1A, Class B, 3.62% 2045[1,4]	1,198	1,210
Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.554% 2022[1,3,4]	7,693	7,789
CPS Auto Receivables Trust, Series 2019-D, Class A, 2.17% 2022[1,4]	4,300	4,312
CPS Auto Receivables Trust, Series 2018-A, Class C, 3.05% 2023[1,4]	478	481
CPS Auto Receivables Trust, Series 2019-B, Class B, 3.09% 2023[1,4]	1,399	1,408
CPS Auto Receivables Trust, Series 2019-B, Class C, 3.35% 2024[1,4]	2,570	2,622
CPS Auto Receivables Trust, Series 2019-C, Class C, 2.84% 2025[1,4]	2,169	2,217
CPS Auto Receivables Trust, Series 2019-C, Class D, 3.17% 2025[1,4]	4,273	4,428
CPS Auto Receivables Trust, Series 2019-B, Class D, 3.69% 2025[1,4]	5,325	5,491
CPS Auto Receivables Trust, Series 2020-C, Class C, 1.71% 2026[1,4]	2,829	2,871
CPS Auto Receivables Trust, Series 2020-B, Class C, 3.30% 2026[1,4]	681	708
CPS Auto Receivables Trust, Series 2020-B, Class D, 4.75% 2026[1,4]	598	647
Credit Acceptance Auto Loan Trust, Series 2017-3A, Class C, 3.48% 2026[1,4]	2,695	2,718
Credit Acceptance Auto Loan Trust, Series 2018-3A, Class C, 4.04% 2027[1,4]	1,485	1,529
Credit Acceptance Auto Loan Trust, Series 2020-2A, Class A, 1.37% 2029[1,4]	3,739	3,792
Credit Acceptance Auto Loan Trust, Series 2020-2A, Class B, 1.93% 2029[1,4]	2,839	2,882
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 2029[1,4]	15,748	16,109
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class B, 2.39% 2029[1,4]	4,118	4,219
Credit Acceptance Auto Loan Trust, Series 2020-2A, Class C, 2.73% 2029[1,4]	2,092	2,149
CWHEQ Revolving Home Equity Loan Trust, Series 2005-C, Class 2A, FSA insured, (1-month USD-LIBOR + 0.18%) 0.339% 2035[1,3]	1,317	1,280
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, (1-month USD-LIBOR + 0.14%) 0.299% 2037[1,3]	2,256	2,168
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, (1-month USD-LIBOR + 0.15%) 0.309% 2037[1,3]	3,432	3,323
Drive Auto Receivables Trust, Series 2020-1, Class A2, 1.99% 2022[1]	5,368	5,380
Drive Auto Receivables Trust, Series 2019-2, Class B, 3.17% 2023[1]	3,921	3,947
Drive Auto Receivables Trust, Series 2019-3, Class B, 2.65% 2024[1]	3,970	4,012
Drive Auto Receivables Trust, Series 2018-2, Class C, 3.63% 2024[1]	50	50
Drive Auto Receivables Trust, Series 2018-3, Class C, 3.72% 2024[1]	33	33
Drive Auto Receivables Trust, Series 2018-1, Class D, 3.81% 2024[1]	51	52
Drive Auto Receivables Trust, Series 2020-2, Class B, 1.42% 2025[1]	1,535	1,556
Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90% 2025[1]	12,690	13,076
Drive Auto Receivables Trust, Series 2019-2, Class C, 3.42% 2025[1]	8,760	9,002
Drive Auto Receivables Trust, Series 2020-2, Class C, 2.28% 2026[1]	1,874	1,936
Drive Auto Receivables Trust, Series 2019-3, Class D, 3.18% 2026[1]	6,030	6,285
Drive Auto Receivables Trust, Series 2020-2, Class D, 3.05% 2028[1]	2,586	2,731
Drivetime Auto Owner Trust, Series 2019-3, Class A, 2.55% 2022[1,4]	1,180	1,182
Drivetime Auto Owner Trust, Series 2019-2A, Class A, 2.85% 2022[1,4]	219	219
Drivetime Auto Owner Trust, Series 2018-3A, Class B, 3.56% 2022[1,4]	41	41
Drivetime Auto Owner Trust, Series 2020-1, Class A, 1.94% 2023[1,4]	6,873	6,906
Drivetime Auto Owner Trust, Series 2019-4A, Class A, 2.17% 2023[1,4]	8,467	8,505
Drivetime Auto Owner Trust, Series 2019-3, Class B, 2.60% 2023[1,4]	1,570	1,582
Drivetime Auto Owner Trust, Series 2019-2A, Class B, 2.99% 2023[1,4]	3,240	3,267
Drivetime Auto Owner Trust, Series 2020-1, Class B, 2.16% 2024[1,4]	2,000	2,028
Drivetime Auto Owner Trust, Series 2018-2A, Class C, 3.67% 2024[1,4]	32	33
Drivetime Auto Owner Trust, Series 2019-3, Class C, 2.74% 2025[1,4]	1,925	1,964
Drivetime Auto Owner Trust, Series 2019-3, Class D, 2.96% 2025[1,4]	2,870	2,969
Drivetime Auto Owner Trust, Series 2019-2A, Class C, 3.18% 2025[1,4]	5,765	5,886
Drivetime Auto Owner Trust, Series 2019-2A, Class D, 3.48% 2025[1,4]	6,800	7,062
Drivetime Auto Owner Trust, Series 2020-3A, Class C, 1.47% 2026[1,4]	3,269	3,302
Drivetime Auto Owner Trust, Series 2020-2A, Class C, 3.28% 2026[1,4]	1,861	1,958
Drivetime Auto Owner Trust, Series 2020-2A, Class D, 4.73% 2026[1,4]	1,813	1,979
Dryden Senior Loan Fund, Series 2014-33A, Class AR3, CLO, (3-month USD-LIBOR + 1.00%) 1.237% 2029[1,3,4]	2,691	2,691
Exeter Automobile Receivables Trust, Series 2017-3A, Class B, 2.81% 2022[1,4]	835	836
Exeter Automobile Receivables Trust, Series 2020-2A, Class A, 1.13% 2023[1,4]	1,183	1,186
Exeter Automobile Receivables Trust, Series 2020-1A, Class A, 2.05% 2023[1,4]	11,424	11,471
Exeter Automobile Receivables Trust, Series 2019-4A, Class A, 2.18% 2023[1,4]	3,617	3,629
Exeter Automobile Receivables Trust, Series 2019-3A, Class B, 2.58% 2023[1,4]	8,010	8,059

The Bond Fund of America	49

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Exeter Automobile Receivables Trust, Series 2019-2A, Class B, 3.06% 2023[1,4]	$5,632	$5,661
Exeter Automobile Receivables Trust, Series 2017-3A, Class C, 3.68% 2023[1,4]	1,750	1,790
Exeter Automobile Receivables Trust, Series 2020-2A, Class B, 2.08% 2024[1,4]	1,580	1,612
Exeter Automobile Receivables Trust, Series 2020-1A, Class B, 2.26% 2024[1,4]	3,500	3,549
Exeter Automobile Receivables Trust, Series 2019-3A, Class C, 2.79% 2024[1,4]	9,000	9,194
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30% 2024[1,4]	7,850	8,016
Exeter Automobile Receivables Trust, Series 2019-1A, Class C, 3.82% 2024[1,4]	4,150	4,214
Exeter Automobile Receivables Trust, Series 2020-3A, Class C, 1.32% 2025[1]	3,432	3,462
Exeter Automobile Receivables Trust, Series 2020-1A, Class C, 2.49% 2025[1,4]	6,890	7,046
Exeter Automobile Receivables Trust, Series 2019-3A, Class D, 3.11% 2025[1,4]	9,000	9,307
Exeter Automobile Receivables Trust, Series 2020-2A, Class C, 3.28% 2025[1,4]	2,715	2,841
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71% 2025[1,4]	10,000	10,452
Exeter Automobile Receivables Trust, Series 2020-3A, Class D, 1.73% 2026[1]	2,977	3,021
Exeter Automobile Receivables Trust, Series 2020-2, Class D, 4.73% 2026[1,4]	2,055	2,235
First Investors Auto Owner Trust, Series 2019-1A, Class A, 2.89% 2024[1,4]	541	547
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 2037[1,4]	67,372	67,860
Ford Credit Auto Owner Trust, Series 2020-B, Class C, 2.04% 2026[1]	2,535	2,625
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.03% 2027[1,4]	33,660	33,933
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 2030[1,4]	6,260	6,834
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 2031[1,4]	84,891	89,615
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[1,4]	19,385	21,329
Ford Credit Floorplan Master Owner Trust, Series 2019-3, Class A1, 2.23% 2024[1]	2,625	2,709
Ford Credit Floorplan Master Owner Trust, Series 2020-2, Class A, 1.06% 2027[1]	1,700	1,729
GCI Funding I LLC, Series 2020-1, Class A, 2.82% 2045[1,4]	6,567	6,607
GCI Funding I LLC, Series 2020-1, Class B, 3.81% 2045[1,4]	978	953
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[1,4]	10,492	10,548
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 2040[1,4]	13,857	14,029
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 2040[1,4]	1,525	1,545
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 2040[1,4]	7,466	7,567
Global SC Finance VII SRL, Series 2020-2A, Class B, 3.32% 2040[1,4]	1,459	1,478
GM Financial Automobile Leasing Trust, Series 2020-2, Class B, 1.56% 2024[1]	941	959
GM Financial Automobile Leasing Trust, Series 2020-2, Class C, 2.56% 2024[1]	786	813
GM Financial Automobile Leasing Trust, Series 2020-2, Class D, 3.21% 2024[1]	1,111	1,160
GM Financial Automobile Leasing Trust, Series 2019-4, Class C, 2.24% 2025[1]	1,521	1,567
GM Financial Automobile Leasing Trust, Series 2020-4, Class C, 1.05% 2026[1]	3,700	3,720
GM Financial Consumer Automobile Receivables Trust, Series 2018-1, Class B, 2.57% 2023[1]	765	777
GM Financial Consumer Automobile Receivables Trust, Series 2018-1, Class C, 2.77% 2023[1]	530	539
Henderson Receivables LLC, Series 2006-3A, Class A1, (1-month USD-LIBOR + 0.20%) 0.359% 2041[1,3,4]	674	657
Henderson Receivables LLC, Series 2006-4A, Class A1, (1-month USD-LIBOR + 0.20%) 0.359% 2041[1,3,4]	443	439
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2016-4A, Class A, 2.65% 2022[1,4]	838	840
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2017-2A, Class A, 3.29% 2023[1,4]	3,419	3,426
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2018-1A, Class A, 3.29% 2024[1,4]	3,671	3,678
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2018-3A, Class A, 4.03% 2024[1,4]	2,232	2,237
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-3A, Class A, 2.67% 2025[1,4]	5,329	5,340
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-2A, Class A, 3.42% 2025[1,4]	3,297	3,310
Home Equity Asset Trust, Series 2004-7, Class M1, (1-month USD-LIBOR + 0.62%) 1.078% 2035[1,3]	1,347	1,348
OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 2060[1,3,4]	8,816	9,021
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1, (3-month USD-LIBOR + 1.00%) 1.134% 2028[1,3,4]	18,698	18,719
Palmer Square Loan Funding, CLO, Series 2019-2, Class A1, (3-month USD-LIBOR + 0.97%) 1.188% 2027[1,3,4]	13,320	13,304
Palmer Square Loan Funding, CLO, Series 2019-1A, Class A1, (3-month USD-LIBOR + 1.05%) 1.268% 2027[1,3,4]	23,369	23,371
Palmer Square Ltd., Series 2015-1A, Class A1R3, (3-month USD-LIBOR + 1.00%) 1.245% 2029[1,3,4]	3,564	3,564
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70% 2024[1,4]	3,940	4,044

50	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.01% 2025[1,4]	$2,435	$2,520
Residential Funding Mortgage Securities II, Inc., Series 2006-HSA3, Class A, FSA insured, (1-month USD-LIBOR + 0.13%) 0.278% 2036[1,3]	211	208
Santander Drive Auto Receivables Trust, Series 2017-3, Class C, 2.76% 2022[1]	640	641
Santander Drive Auto Receivables Trust, Series 2020-2, Class B, 0.96% 2024[1]	2,700	2,718
Santander Drive Auto Receivables Trust, Series 2019-2, Class B, 2.79% 2024[1]	4,880	4,928
Santander Drive Auto Receivables Trust, Series 2020-1, Class B, 3.03% 2024[1]	8,621	8,930
Santander Drive Auto Receivables Trust, Series 2020-2, Class C, 1.46% 2025[1]	6,125	6,211
Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.22% 2025[1]	4,975	5,177
Santander Drive Auto Receivables Trust, Series 2020-1, Class C, 4.11% 2025[1]	25,000	26,713
Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.12% 2026[1]	12,159	12,266
Santander Drive Auto Receivables Trust, Series 2020-3, Class D, 1.64% 2026[1]	5,159	5,241
Santander Drive Auto Receivables Trust, Series 2020-4, Class D, 1.48% 2027[1]	2,000	2,022
Social Professional Loan Program LLC, Series 2015-C, Class A2, 2.51% 2033[1,4]	825	828
Symphony Ltd., CLO, Series 2013-12A, Class AR, (3-month USD-LIBOR + 1.03%) 1.267% 2025[1,3,4]	14,682	14,682
TAL Advantage V LLC, Series 2020-1A, Class A, 2.05% 2045[1,4]	3,527	3,569
TAL Advantage V LLC, Series 2020-1A, Class B, 3.29% 2045[1,4]	548	555
Textainer Marine Containers Ltd., Series 2020-2A, Class A, 2.10% 2045[1,4]	2,703	2,748
Textainer Marine Containers Ltd., Series 2020-2A, Class B, 3.34% 2045[1,4]	3,539	3,590
Textainer Marine Containers Ltd., Series 2020-1A, Class B, 4.94% 2045[1,4]	7,624	8,010
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 2031[1,4]	6,000	6,414
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 2033[1,4]	5,335	5,501
Triton Container Finance LLC, Series 2020-1A, Class A, 2.11% 2045[1,4]	16,570	16,818
Verizon Owner Trust, Series 2017-3A, Class B, 2.38% 2022[1,4]	3,175	3,182
Voya Ltd., CLO, Series 2014-3A, Class A1R, (3-month USD-LIBOR + 0.72%) 0.935% 2026[1,3,4]	1,392	1,390
Westlake Automobile Receivables Trust, Series 2019-3A, Class A2, 2.15% 2023[1,4]	34,642	34,894
Westlake Automobile Receivables Trust, Series 2019-2A, Class A2, 2.57% 2023[1,4]	1,925	1,934
Westlake Automobile Receivables Trust, Series 2019-2A, Class B, 2.62% 2024[1,4]	1,040	1,053
Westlake Automobile Receivables Trust, Series 2018-2A, Class C, 3.50% 2024[1,4]	148	148
Westlake Automobile Receivables Trust, Series 2020-3A, Class C, 1.24% 2025[1,4]	4,153	4,179
Westlake Automobile Receivables Trust, Series 2020-2, Class C, 2.01% 2025[1,4]	3,345	3,416
Westlake Automobile Receivables Trust, Series 2020-3A, Class D, 1.65% 2026[1,4]	8,060	8,164
Westlake Automobile Receivables Trust, Series 2020-2, Class D, 2.76% 2026[1,4]	5,225	5,408
		1,134,203

Bonds & notes of governments & government agencies outside the U.S. 1.58%
Abu Dhabi (Emirate of) 2.50% 2025[4]	10,000	10,701
Abu Dhabi (Emirate of) 3.125% 2026	10,000	11,116
Abu Dhabi (Emirate of) 2.50% 2029	1,800	1,947
Abu Dhabi (Emirate of) 3.125% 2030[4]	5,440	6,154
Abu Dhabi (Emirate of) 1.70% 2031[4]	12,615	12,637
Abu Dhabi (Emirate of) 3.875% 2050[4]	9,900	12,098
Abu Dhabi (Emirate of) 2.70% 2070[4]	4,925	4,608
Angola (Republic of) 8.00% 2029[4]	5,000	4,713
Argentine Republic 1.00% 2029	1,034	449
Argentine Republic 0.125% 2030 (0.50% on 7/9/2021)[7]	12,086	4,919
Argentine Republic 0% 2035	25,700	64
Argentine Republic 0.125% 2035 (1.125% on 7/9/2021)[7]	5,349	1,963
Bermuda 2.375% 2030[4]	2,840	2,986
Bermuda 3.375% 2050[4]	8,200	8,866
Cameroon (Republic of) 9.50% 2025	1,500	1,674
Colombia (Republic of) 4.125% 2051	18,640	20,774
Costa Rica (Republic of) 7.00% 2044	2,178	2,015
Cote d’Ivoire (Republic of) 6.375% 2028[4]	7,275	8,342
Dominican Republic 6.875% 2026[4]	4,300	5,198
Dominican Republic 6.40% 2049[4]	1,648	1,940
Egypt (Arab Republic of) 4.55% 2023[4]	5,100	5,301
Egypt (Arab Republic of) 5.577% 2023[4]	1,690	1,789
Egypt (Arab Republic of) 4.75% 2026	€3,000	3,816
Egypt (Arab Republic of) 6.588% 2028[4]	$1,610	1,775
Egypt (Arab Republic of) 5.625% 2030	€1,060	1,358
Egypt (Arab Republic of) 7.053% 2032[4]	$5,100	5,569
Egypt (Arab Republic of) 8.50% 2047[4]	2,245	2,552
Export-Import Bank of India 3.375% 2026	7,000	7,589

The Bond Fund of America	51

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Export-Import Bank of India 3.875% 2028	$3,000	$3,313
Export-Import Bank of India 3.25% 2030	9,100	9,757
Gabonese Republic 6.375% 2024	772	806
Gabonese Republic 6.95% 2025	700	752
Gabonese Republic 6.625% 2031[4]	600	621
Guatemala (Republic of) 4.50% 2026	1,700	1,893
Guatemala (Republic of) 4.375% 2027	3,975	4,426
Honduras (Republic of) 7.50% 2024	3,330	3,730
Honduras (Republic of) 6.25% 2027[4]	1,400	1,625
Honduras (Republic of) 6.25% 2027	968	1,124
Indonesia (Republic of) 3.75% 2022	4,255	4,436
Indonesia (Republic of) 3.375% 2023	19,350	20,560
Indonesia (Republic of) 3.85% 2030	750	873
Indonesia (Republic of) 4.20% 2050	1,785	2,138
Israel (State of) 2.50% 2030	1,090	1,182
Israel (State of) 2.75% 2030	4,500	4,970
Israel (State of) 3.375% 2050	4,630	5,137
Israel (State of) 3.875% 2050	23,400	28,187
Japan Bank for International Cooperation 3.125% 2021	76,664	77,856
Jordan (Hashemite Kingdom of) 6.125% 2026[4]	2,890	3,222
Jordan (Hashemite Kingdom of) 5.75% 2027[4]	615	680
Kazakhstan (Republic of) 6.50% 2045	3,000	4,852
Kazakhstan (Republic of) 6.50% 2045[4]	2,250	3,639
Kenya (Republic of) 6.875% 2024[4]	6,425	7,055
Kuwait (State of) 2.75% 2022[4]	2,150	2,213
Morocco (Kingdom of) 4.25% 2022	5,400	5,684
Morocco (Kingdom of) 2.375% 2027[4]	7,000	7,038
Morocco (Kingdom of) 1.50% 2031	€15,000	17,908
Morocco (Kingdom of) 3.00% 2032[4]	$4,700	4,785
Morocco (Kingdom of) 5.50% 2042	8,700	10,891
Morocco (Kingdom of) 4.00% 2050[4]	7,700	7,963
Pakistan (Islamic Republic of) 5.50% 2021[4]	2,335	2,370
Panama (Republic of) 3.75% 2026[4]	41,695	45,713
Panama (Republic of) 3.875% 2028	10,000	11,498
Panama (Republic of) 3.16% 2030	3,585	3,977
Panama (Republic of) 2.252% 2032	10,025	10,363
Panama (Republic of) 4.50% 2047	1,090	1,405
Panama (Republic of) 4.50% 2050	6,700	8,643
Panama (Republic of) 4.30% 2053	5,080	6,477
Panama (Republic of) 4.50% 2056	8,915	11,523
Paraguay (Republic of) 4.625% 2023	1,500	1,616
Paraguay (Republic of) 5.00% 2026	4,485	5,270
Paraguay (Republic of) 5.00% 2026[4]	1,575	1,851
Paraguay (Republic of) 4.70% 2027[4]	850	997
Paraguay (Republic of) 4.95% 2031[4]	5,000	6,069
Paraguay (Republic of) 5.60% 2048[4]	1,980	2,554
Peru (Republic of) 2.392% 2026	11,910	12,726
Peru (Republic of) 2.783% 2031	21,340	23,469
Peru (Republic of) 2.78% 2060	22,745	22,995
PETRONAS Capital Ltd. 3.50% 2030	9,000	10,363
PETRONAS Capital Ltd. 3.50% 2030[4]	4,450	5,124
PETRONAS Capital Ltd. 4.55% 2050[4]	5,695	7,637
Philippines (Republic of) 1.648% 2031	10,510	10,668
Philippines (Republic of) 6.375% 2034	18,000	26,473
Philippines (Republic of) 5.00% 2037	15,000	19,866
Philippines (Republic of) 3.95% 2040	4,000	4,770
Philippines (Republic of) 3.70% 2041	19,000	22,022
Philippines (Republic of) 3.70% 2042	3,500	4,070
Philippines (Republic of) 2.65% 2045	13,236	13,436
Philippines (Republic of) 2.95% 2045	15,091	15,968
Poland (Republic of) 3.25% 2026	6,600	7,455
Portuguese Republic 5.125% 2024	1,725	2,008
PT Indonesia Asahan Aluminium Tbk 5.23% 2021[4]	3,719	3,864
PT Indonesia Asahan Aluminium Tbk 5.71% 2023[4]	2,050	2,268
PT Indonesia Asahan Aluminium Tbk 4.75% 2025	10,000	11,060
PT Indonesia Asahan Aluminium Tbk 4.75% 2025[4]	3,310	3,661
PT Indonesia Asahan Aluminium Tbk 6.53% 2028	8,528	10,705

52	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
PT Indonesia Asahan Aluminium Tbk 6.53% 2028[4]	$2,157	$2,708
PT Indonesia Asahan Aluminium Tbk 5.45% 2030[4]	12,860	15,489
PT Indonesia Asahan Aluminium Tbk 6.757% 2048[4]	655	897
PT Indonesia Asahan Aluminium Tbk 5.80% 2050[4]	2,690	3,347
Qatar (State of) 3.875% 2023[4]	10,830	11,653
Qatar (State of) 4.50% 2028[4]	31,115	37,754
Qatar (State of) 3.75% 2030[4]	24,570	28,964
Qatar (State of) 4.40% 2050[4]	19,560	25,543
Romania 3.624% 2030	€3,592	5,246
Romania 2.00% 2032	1,400	1,798
Romania 3.50% 2034	7,600	11,077
Romania 3.50% 2034	6,485	9,452
Romania 3.375% 2038	2,200	3,100
Romania 4.625% 2049	1,125	1,861
Romania 3.375% 2050	2,018	2,843
Russian Federation 4.375% 2029	$23,400	27,348
Russian Federation 5.10% 2035	39,200	49,661
Russian Federation 5.10% 2035[4]	800	1,013
Russian Federation 5.25% 2047	10,000	13,876
Saudi Arabia (Kingdom of) 2.375% 2021[4]	750	762
Saudi Arabia (Kingdom of) 3.25% 2026[4]	4,170	4,627
Saudi Arabia (Kingdom of) 3.625% 2028[4]	3,110	3,491
Saudi Arabia (Kingdom of) 4.50% 2046	8,000	9,730
Tunisia (Republic of) 5.625% 2024	€3,000	3,401
Turkey (Republic of) 4.25% 2026	$9,300	9,243
Turkey (Republic of) 4.875% 2026	2,380	2,412
Ukraine 7.75% 2021	7,900	8,199
Ukraine 6.75% 2026	€453	611
United Mexican States 3.25% 2030	$5,845	6,326
United Mexican States 2.659% 2031	10,269	10,536
United Mexican States 4.75% 2032	5,920	7,139
United Mexican States 4.75% 2044	5,000	5,965
United Mexican States 5.00% 2051	10,990	13,721
United Mexican States 5.75% 2110	4,700	6,271
		1,109,227

Federal agency bonds & notes 0.18%
Fannie Mae 0.625% 2025	124,000	125,440

Total bonds, notes & other debt instruments (cost: $64,510,779,000)		67,297,782

Common stocks 0.04%	Shares
Health care 0.04%
Rotech Healthcare Inc.[6,10,14,15]	342,069	24,287

Consumer discretionary 0.00%
MYT Holding Co., Class B6,14	521,407	1,407
NMG Parent LLC[6,14]	3,867	255
NMG Parent LLC[4,6,10,14]	728	34
		1,696

Total common stocks (cost: $16,909,000)		25,983

Preferred securities 0.00%
Financials 0.00%
CoBank, ACB, Class E, noncumulative preferred shares[4]	6,250	4,094

Total preferred securities (cost: $5,820,000)		4,094

Rights & warrants 0.00%
Consumer discretionary 0.00%
NMG Parent LLC, warrants, expire 2027[6,14]	18,410	52

Total rights & warrants (cost: $111,000)		52

The Bond Fund of America	53

Short-term securities 23.31%	Shares	Value (000)
Money market investments 23.31%
Capital Group Central Cash Fund 0.12%[16,17]	163,665,484	$16,368,185

Total short-term securities (cost: $16,367,783,000)		16,368,185
Total investment securities 119.16% (cost: $80,901,402,000)		83,696,096
Other assets less liabilities (19.16%)		(13,456,705)

Net assets 100.00%		$70,239,391

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000) [18]	Value at 12/31/2020 (000) [19]	Unrealized (depreciation) appreciation at 12/31/2020 (000)
90 Day Euro Dollar Futures	Short	8,154	March 2021	$(2,038,500)	$(2,035,035)	$(912)
90 Day Euro Dollar Futures	Short	3,827	September 2022	(956,750)	(954,789)	(176)
2 Year U.S. Treasury Note Futures	Long	3,463	April 2021	692,600	765,242	760
5 Year U.S. Treasury Note Futures	Long	37,309	April 2021	3,730,900	4,707,055	9,929
10 Year Euro-Bund Futures	Short	308	March 2021	€(30,800)	(66,840)	(288)
10 Year U.S. Treasury Note Futures	Short	15,044	March 2021	$(1,504,400)	(2,077,247)	(3,233)
10 Year Ultra U.S. Treasury Note Futures	Short	31,696	March 2021	(3,169,600)	(4,955,967)	6,259
20 Year U.S. Treasury Bond Futures	Long	3,988	March 2021	398,800	690,672	(5,407)
30 Year Ultra U.S. Treasury Bond Futures	Long	2,800	March 2021	280,000	597,975	(801)
						$6,131

Forward currency contracts

				Unrealized
				appreciation
Contract amount				(depreciation)
Purchases	Sales		Settlement	at 12/31/2020
(000)	(000)	Counterparty	date	(000)
EUR700	USD831	Goldman Sachs	1/6/2021	$25
USD2,337	MXN47,221	HSBC Bank	1/6/2021	(34)
USD4,151	EUR3,451	Bank of New York Mellon	1/8/2021	(66)
USD6,523	EUR5,362	Bank of America	1/12/2021	(30)
USD22,307	EUR18,374	Bank of America	1/14/2021	(148)
USD1,166	EUR960	Goldman Sachs	1/19/2021	(7)
USD28,431	EUR23,307	Bank of New York Mellon	1/25/2021	(60)
				$(320)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2020 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2020 (000)
U.S. EFFR	0.11%	5/18/2024	$452,700	$517	$—	$517
U.S. EFFR	0.1275%	6/25/2025	194,300	753	—	753
U.S. EFFR	0.105%	6/30/2025	194,400	966	—	966
U.S. EFFR	0.0975%	6/30/2025	105,483	560	—	560
U.S. EFFR	0.106%	6/30/2025	85,817	423	—	423
U.S. EFFR	0.10875%	7/6/2025	214,800	1,053	—	1,053
U.S. EFFR	0.0995%	7/9/2025	107,300	575	—	575
U.S. EFFR	0.105%	7/9/2025	107,300	548	—	548
U.S. EFFR	0.099%	7/10/2025	263,900	1,424	—	1,424
U.S. EFFR	0.1975%	10/21/2025	240,000	554	—	554
0.888%	3-month USD-LIBOR	10/26/2030	35,000	(69)	—	(69)

54	The Bond Fund of America

Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2020 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2020 (000)
U.S. EFFR	0.666%	11/19/2030	$28,500	$196	$—	$196
2.432%	3-month USD-LIBOR	9/21/2037	2,000	373	—	373
2.987%	3-month USD-LIBOR	2/7/2038	37,000	10,263	—	10,263
3.193%	3-month USD-LIBOR	5/21/2038	45,000	14,126	—	14,126
3.062%	3-month USD-LIBOR	7/31/2038	23,500	6,929	—	6,929
2.835%	3-month USD-LIBOR	1/10/2039	21,500	5,618	—	5,618
2.874%	3-month USD-LIBOR	2/6/2039	13,900	3,732	—	3,732
2.7055%	3-month USD-LIBOR	4/17/2039	41,900	10,131	—	10,131
3-month USD-LIBOR	0.81%	7/28/2045	449,300	54,903	(266)	55,169
3-month USD-LIBOR	1.1465%	10/20/2045	45,000	2,222	—	2,222
2.5095%	3-month USD-LIBOR	7/24/2047	3,000	788	—	788
2.9075%	3-month USD-LIBOR	4/16/2048	7,000	2,536	—	2,536
3-month USD-LIBOR	0.811%	7/27/2050	445,000	67,143	—	67,143
3-month USD-LIBOR	1.171%	10/20/2050	40,000	2,387	—	2,387
3-month USD-LIBOR	1.23188%	11/6/2050	25,000	1,104	—	1,104
3-month USD-LIBOR	1.24675%	11/25/2050	17,000	687	—	687
					$(266)	$190,708

Credit default swaps

Centrally cleared credit default swaps on credit indices — sell protection

Receive/ Payment frequency	Pay	Expiration date	Notional (000)	Value at 12/31/2020 (000)	Upfront premium received (000)	Unrealized appreciation at 12/31/2020 (000)
1.00%/Quarterly	CDX.EM.34	12/20/2025	$125,000	$(3,011)	$(3,833)	$822

Investments in affiliates17

	Value of affiliate at 1/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliate at 12/31/2020 (000)	Dividend income (000)
Short-term securities 23.31%
Money market investments 23.31%
Capital Group Central Cash Fund 0.12%[15]	$2,874,866	$32,331,244	$18,836,628	$903	$(2,200)	$16,368,185	$35,029

The Bond Fund of America	55

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Amount less than one thousand.
[3]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[4]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $6,392,458,000, which represented 9.10% of the net assets of the fund.
[5]	Purchased on a TBA basis.
[6]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $135,073,000, which represented .19% of the net assets of the fund.
[7]	Step bond; coupon rate may change at a later date.
[8]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[9]	Scheduled interest and/or principal payment was not received.
[10]	Value determined using significant unobservable inputs.
[11]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $4,947,000, which represented less than .01% of the net assets of the fund.
[12]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $201,208,000, which represented .29% of the net assets of the fund.
[13]	Index-linked bond whose principal amount moves with a government price index.
[14]	Security did not produce income during the last 12 months.
[15]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.
[16]	Rate represents the seven-day yield at 12/31/2020.
[17]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
[18]	Notional amount is calculated based on the number of contracts and notional contract size.
[19]	Value is calculated based on the notional amount and current market price.

Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare Inc.	9/26/2013	$12,646	$24,287	.03%

Key to abbreviations and symbols

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

CLO = Collateralized Loan Obligations

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

EFFR = Effective Federal Funds Rate

EUR/€ = Euros

Fac. = Facility

Facs. = Facilities

Fin. = Finance

G.O. = General Obligation

ICE = Intercontinental Exchange, Inc.

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

Ref. = Refunding

Rev. = Revenue

SIFMA = Securities Industry and Financial Markets Association

SOFR = Secured Overnight Financing Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

56	The Bond Fund of America

Financial statements

Statement of assets and liabilities at December 31, 2020	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $64,533,619)	$67,327,911
Affiliated issuers (cost: $16,367,783)	16,368,185	$83,696,096
Cash		68,497
Cash denominated in currencies other than U.S. dollars (cost: $58)		59
Unrealized appreciation on open forward currency contracts		25
Receivables for:
Sales of investments	27,070,979
Sales of fund’s shares	259,232
Dividends and interest	307,150
Variation margin on futures contracts	5,331
Variation margin on swap contracts	683
Other	41	27,643,416
		111,408,093
Liabilities:
Unrealized depreciation on open forward currency contracts		345
Payables for:
Purchases of investments	40,902,262
Repurchases of fund’s shares	182,411
Dividends on fund’s shares	46,574
Investment advisory services	9,107
Services provided by related parties	13,601
Trustees’ deferred compensation	815
Variation margin on futures contracts	8,659
Variation margin on swap contracts	4,628
Other	300	41,168,357
Net assets at December 31, 2020		$70,239,391

Net assets consist of:
Capital paid in on shares of beneficial interest		$67,194,049
Total distributable earnings		3,045,342
Net assets at December 31, 2020		$70,239,391

See notes to financial statements.

The Bond Fund of America	57

Financial statements (continued)

Statement of assets and liabilities at December 31, 2020 (continued)
(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized (5,094,003 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$29,570,101	2,144,526	$13.79
Class C	848,421	61,530	13.79
Class T	11	1	13.79
Class F-1	1,315,483	95,403	13.79
Class F-2	16,493,521	1,196,167	13.79
Class F-3	4,465,082	323,823	13.79
Class 529-A	1,525,494	110,634	13.79
Class 529-C	89,350	6,480	13.79
Class 529-E	52,724	3,824	13.79
Class 529-T	12	1	13.79
Class 529-F-1	10	1	13.79
Class 529-F-2	165,812	12,025	13.79
Class 529-F-3	10	1	13.79
Class R-1	39,462	2,862	13.79
Class R-2	468,478	33,976	13.79
Class R-2E	45,504	3,300	13.79
Class R-3	743,129	53,894	13.79
Class R-4	687,738	49,877	13.79
Class R-5E	87,870	6,373	13.79
Class R-5	192,133	13,934	13.79
Class R-6	13,449,046	975,371	13.79

See notes to financial statements.

58	The Bond Fund of America

Financial statements (continued)

Statement of operations for the year ended December 31, 2020	(dollars in thousands)

Investment income:
Income:
Interest (net of non-U.S. taxes of $168)	$1,244,899
Dividends (includes $35,029 from affiliates)	35,162	$1,280,061
Fees and expenses*:
Investment advisory services	98,524
Distribution services	91,435
Transfer agent services	51,780
Administrative services	17,860
Reports to shareholders	1,928
Registration statement and prospectus	3,873
Trustees’ compensation	256
Auditing and legal	434
Custodian	296
Other	1,148
Total fees and expenses before waiver/reimbursement	267,534
Less waiver/reimbursement of fees and expenses:
Investment advisory services waiver	9
Transfer agent services reimbursement	— †
Total fees and expenses after waiver/reimbursement		267,525
Net investment income		1,012,536

Net realized gain and unrealized appreciation:
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $504):
Unaffiliated issuers	2,167,634
Affiliated issuers	903
Futures contracts	700,870
Forward currency contracts	40,646
Swap contracts	(159,196)
Currency transactions	(576)	2,750,281
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	1,620,905
Affiliated issuers	(2,200)
Futures contracts	58,463
Forward currency contracts	720
Swap contracts	343,445
Currency translations	(46)	2,021,287
Net realized gain and unrealized appreciation		4,771,568

Net increase in net assets resulting from operations		$5,784,104

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†	Amount less than one thousand.

See notes to financial statements.

The Bond Fund of America	59

Financial statements (continued)

Statements of changes in net assets
	(dollars in thousands)

	Year ended December 31,
	2020	2019
Operations:
Net investment income	$1,012,536	$1,099,130
Net realized gain	2,750,281	1,193,522
Net unrealized appreciation	2,021,287	1,072,818
Net increase in net assets resulting from operations	5,784,104	3,365,470

Distributions paid or accrued to shareholders	(3,310,485)	(1,755,900)

Net capital share transactions	17,318,680	9,522,208

Total increase in net assets	19,792,299	11,131,778

Net assets:
Beginning of year	50,447,092	39,315,314
End of year	$70,239,391	$50,447,092

See notes to financial statements.

60	The Bond Fund of America

Notes to financial statements

1. Organization

The Bond Fund of America (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks as high a level of current income as is consistent with the preservation of capital.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75% for Class A; up to 3.50% for Class 529-A1	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years[2]
Class 529-E	None	None	None
Classes T and 529-T3	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
[1]	Prior to June 30, 2020, the initial sales charge was up to 3.75% for Class 529-A purchases.
[2]	Prior to June 30, 2020, Class C converted to Class F-1 and Class 529-C converted to Class 529-A after ten years.
[3]	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

The Bond Fund of America	61

Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Forward currency contracts are valued based on the spot and

62	The Bond Fund of America

forward exchange rates obtained from one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of December 31, 2020 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$22,468,148	$—	$22,468,148
Corporate bonds, notes & loans	—	21,580,420	4,652	21,585,072
U.S. Treasury bonds & notes	—	19,376,490	—	19,376,490
Municipals	—	1,499,202	—	1,499,202
Asset-backed obligations	—	1,134,203	—	1,134,203
Bonds & notes of governments & government agencies outside the U.S.	—	1,109,227	—	1,109,227
Federal agency bonds & notes	—	125,440	—	125,440
Common stocks	—	1,662	24,321	25,983
Preferred securities	—	4,094	—	4,094
Rights & warrants	—	52	—	52
Short-term securities	16,368,185	—	—	16,368,185
Total	$16,368,185	$67,298,938	$28,973	$83,696,096

The Bond Fund of America	63

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$16,948	$—	$—	$16,948
Unrealized appreciation on open forward currency contracts	—	25	—	25
Unrealized appreciation on interest rate swaps	—	190,777	—	190,777
Unrealized appreciation on credit default swaps	—	822	—	822
Liabilities:
Unrealized depreciation on futures contracts	(10,817)	—	—	(10,817)
Unrealized depreciation on open forward currency contracts	—	(345)	—	(345)
Unrealized depreciation on interest rate swaps	—	(69)	—	(69)
Total	$6,131	$191,210	$—	$197,341

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

64	The Bond Fund of America

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions increase the turnover rate of the fund.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates —i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

The Bond Fund of America	65

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $17,139,469,000.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized

66	The Bond Fund of America

gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency. The average month-end notional amount of open forward currency contracts while held was $802,883,000.

Interest rate swaps — The fund has entered into interest rate swap contracts, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations. The average month-end notional amount of interest rate swaps while held was $34,164,296,000.

Credit default swap indices — The fund has entered into centrally cleared credit default swap agreements on credit indices (“CDSI”) that involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified return upon the occurrence of a credit event, such as a default or restructuring, with respect to any of the underlying issuers (reference obligations) in the referenced index. The fund’s investment adviser uses credit default swaps to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks.

CDSI are portfolios of credit instruments or exposures designed to be representative of some part of the credit market, such as the high-yield or investment-grade credit market. CDSI are generally traded using standardized terms, including a fixed spread and standard maturity dates, and reference all the names in the index. If there is a credit event, it is settled based on that name’s weight in the index. The composition of the underlying issuers or obligations within a particular index may change periodically, usually every six months. A specified credit event may affect all or individual underlying reference obligations included in the index, and will be settled based upon the relative weighting of the affected obligation(s) within the index. The value of each CDSI can be used as a measure of the current payment/performance risk of the CDSI and represents the likelihood of an expected liability or profit should the notional amount of the CDSI be closed or sold as of the period end. An increasing value, as compared to the notional amount of the CDSI, represents a deterioration of the referenced indices’ credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. When the fund provides sell protection, its maximum exposure is the notional amount of the credit default swap agreement.

Upon entering into a centrally cleared CDSI contract, the fund is required to deposit with a derivatives clearing member (“DCM”) in a segregated account in the name of the DCM an amount of cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular credit default swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the CDSI, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from credit default swaps are recorded in the fund’s statement of operations. The average month-end notional amount of credit default swaps while held was $918,513,000.

The Bond Fund of America	67

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts, forward currency contracts, interest rate swaps and credit default swaps as of, or for the year ended, December 31, 2020 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$16,948	Unrealized depreciation*	$10,817
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	25	Unrealized depreciation on open forward currency contracts	345
Swap	Interest	Unrealized appreciation*	190,777	Unrealized depreciation*	69
Swap	Credit	Unrealized appreciation*	822	Unrealized depreciation*	—
			$208,572		$11,231

		Net realized gain (loss)		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$700,870	Net unrealized appreciation on futures contracts	$58,463
Forward currency	Currency	Net realized gain on forward currency contracts	40,646	Net unrealized appreciation on forward currency contracts	720
Swap	Interest	Net realized loss on swap contracts	(277,257)	Net unrealized appreciation on swap contracts	323,976
Swap	Credit	Net realized gain on swap contracts	118,061	Net unrealized appreciation on swap contracts	19,469
			$582,320		$402,628

*	Includes cumulative appreciation/depreciation on futures contracts, interest rate swaps and credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the statement of assets and liabilities.

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts, forward currency contracts, interest rate swaps, credit default swaps and future delivery contracts. For futures contracts, interest rate swaps and credit default swaps, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of December 31, 2020, if close-out netting was exercised (dollars in thousands):

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
Goldman Sachs	$25	$(7)	$—	$(10)	$8

68	The Bond Fund of America

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Liabilities:
Bank of America	$178	$—	$(178)	$—	$—
Bank of New York Mellon	126	—	(126)	—	—
Goldman Sachs	7	(7)	—	—	—
HSBC Bank	34	—	—	—	34
Total	$345	$(7)	$(304)	$—	$34

*	Collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the year ended December 31, 2020, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

During the year ended December 31, 2020, the fund reclassified $165,617,000 from total distributable earnings to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.

As of December 31, 2020, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Undistributed ordinary income	$212,048
Undistributed long-term capital gains	115,355
Gross unrealized appreciation on investments	3,124,553
Gross unrealized depreciation on investments	(159,013)
Net unrealized appreciation on investments	2,965,540
Cost of investments	80,931,996

The Bond Fund of America	69

Distributions paid or accrued were characterized for tax purposes as follows (dollars in thousands):

	Year ended December 31, 2020						Year ended December 31, 2019
Share class	Ordinary income		Long-term capital gains		Total distributions paid or accrued		Ordinary income		Long-term capital gains		Total distributions paid or accrued
Class A	$1,135,597		$260,675		$1,396,272		$632,256		$167,895		$800,151
Class C	27,884		7,480		35,364		17,166		5,689		22,855
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	49,443		11,581		61,024		25,778		7,064		32,842
Class F-2	618,245		145,365		763,610		249,463		68,160		317,623
Class F-3	163,945		39,329		203,274		62,414		16,004		78,418
Class 529-A	57,819		13,417		71,236		31,813		8,485		40,298
Class 529-C	3,631		786		4,417		3,956		1,302		5,258
Class 529-E	1,983		463		2,446		1,217		336		1,553
Class 529-T	—	*	—	*	—	*	—	*	—	*	—	*
Class 529-F-1	2,578		—	*	2,578		3,663		923		4,586
Class 529-F-2†	4,047		1,458		5,505
Class 529-F-3†	—	*	—	*	—	*
Class R-1	1,283		348		1,631		733		282		1,015
Class R-2	15,217		4,120		19,337		8,916		2,975		11,891
Class R-2E	1,561		400		1,961		772		238		1,010
Class R-3	27,171		6,544		33,715		16,313		4,599		20,912
Class R-4	26,795		6,064		32,859		16,214		4,131		20,345
Class R-5E	3,282		771		4,053		880		317		1,197
Class R-5	8,031		1,691		9,722		5,548		1,252		6,800
Class R-6	543,708		117,773		661,481		313,911		75,235		389,146
Total	$2,692,220		$618,265		$3,310,485		$1,391,013		$364,887		$1,755,900

*	Amount less than one thousand.
†	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. At the beginning of the year, these fees were based on a series of decreasing annual rates beginning with 0.300% on the first $60 million of daily net assets and decreasing to 0.110% on such assets in excess of $36 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 2.25% on the first $8,333,333 of the fund’s monthly gross income and decreasing to 1.75% on such income in excess of $41,666,667. On March 4, 2020, the fund’s board of trustees approved an amended investment advisory and service agreement effective May 1, 2020, decreasing the annual rate to 0.107% on daily net assets in excess of $52 billion. CRMC voluntarily reduced investment advisory services fees to the approved rate in advance of the effective date. CRMC does not intend to recoup this waiver. For the year ended December 31, 2020, total investment advisory services fees waived by CRMC were $9,000. As a result, the fee of $98,524,000 shown on the statement of operations was reduced to $98,515,000, both of which were equivalent to an annualized rate of 0.165% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into

70	The Bond Fund of America

agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of December 31, 2020, unreimbursed expenses subject to reimbursement totaled $13,008,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders. For the year ended December 31, 2020, CRMC reimbursed transfer agent services fees of less than $1,000 for Class 529-F-3 shares. CRMC does not intend to recoup this reimbursement.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. The quarterly fee is based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

The Bond Fund of America	71

For the year ended December 31, 2020, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services		Transfer agent services		Administrative services		529 plan services
Class A	$66,435		$29,899		$7,972		Not applicable
Class C	8,187		937		248		Not applicable
Class T	—		—	*	—	*	Not applicable
Class F-1	2,875		1,627		345		Not applicable
Class F-2	Not applicable		13,741		3,774		Not applicable
Class F-3	Not applicable		241		935		Not applicable
Class 529-A	3,270		1,444		411		$844
Class 529-C	1,370		159		42		87
Class 529-E	250		22		15		32
Class 529-T	—		—	*	—	*	—	*
Class 529-F-1	—	*	123		36		74
Class 529-F-2†	Not applicable		22		8		16
Class 529-F-3†	Not applicable		—	*	—	*	—	*
Class R-1	382		49		12		Not applicable
Class R-2	3,339		1,529		134		Not applicable
Class R-2E	244		86		12		Not applicable
Class R-3	3,504		1,059		210		Not applicable
Class R-4	1,579		613		190		Not applicable
Class R-5E	Not applicable		99		20		Not applicable
Class R-5	Not applicable		90		53		Not applicable
Class R-6	Not applicable		40		3,443		Not applicable
Total class-specific expenses	$91,435		$51,780		$17,860		$1,053

*	Amount less than one thousand.
†	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $256,000 in the fund’s statement of operations reflects $160,000 in current fees (either paid in cash or deferred) and a net increase of $96,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund purchased securities from, and sold securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended December 31, 2020, the fund engaged in such purchase and sale transactions with related funds in the amounts of $713,381,000 and $361,224,000, respectively, which generated $4,039,000 of net realized losses from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended December 31, 2020.

72	The Bond Fund of America

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2020

Class A	$7,577,330	547,419	$1,375,595		99,645		$(3,786,344)	(275,341)	$5,166,581	371,723
Class C	381,139	27,552	34,643		2,513		(396,635)	(28,589)	19,147	1,476
Class T	—	—	—		—		—	—	—	—
Class F-1	540,494	38,951	58,925		4,270		(310,432)	(22,462)	288,987	20,759
Class F-2	9,295,368	668,599	740,296		53,596		(3,376,383)	(245,568)	6,659,281	476,627
Class F-3	2,722,424	195,260	200,563		14,517		(757,259)	(54,996)	2,165,728	154,781
Class 529-A	484,048	34,875	70,405		5,100		(263,429)	(19,020)	291,024	20,955
Class 529-C	42,518	3,097	4,400		320		(149,126)	(10,687)	(102,208)	(7,270)
Class 529-E	14,371	1,044	2,430		176		(13,052)	(942)	3,749	278
Class 529-T	—	—	1		—	[2]	—	—	1	— [2]
Class 529-F-1	43,715	3,163	2,343		170		(182,892)	(13,093)	(136,834)	(9,760)
Class 529-F-2[3]	169,310	12,086	5,496		398		(6,497)	(459)	168,309	12,025
Class 529-F-3[3]	10	1	—	[2]	—	[2]	—	—	10	1
Class R-1	12,614	911	1,628		118		(15,788)	(1,153)	(1,546)	(124)
Class R-2	192,313	13,950	19,247		1,395		(174,314)	(12,674)	37,246	2,671
Class R-2E	21,840	1,587	1,960		142		(13,198)	(956)	10,602	773
Class R-3	310,798	22,534	33,500		2,428		(267,678)	(19,450)	76,620	5,512
Class R-4	279,386	20,220	32,546		2,357		(220,289)	(16,038)	91,643	6,539
Class R-5E	62,998	4,557	4,037		292		(24,781)	(1,788)	42,254	3,061
Class R-5	74,561	5,396	9,489		687		(73,345)	(5,385)	10,705	698
Class R-6	3,960,909	284,931	658,960		47,721		(2,092,488)	(154,656)	2,527,381	177,996
Total net increase (decrease)	$26,186,146	1,886,133	$3,256,464		235,845		$(12,123,930)	(883,257)	$17,318,680	1,238,721

Year ended December 31, 2019

Class A	$4,797,105	366,940	$786,442		60,160		$(2,517,994)	(193,496)	$3,065,553	233,604
Class C	202,675	15,512	22,117		1,693		(295,471)	(22,768)	(70,679)	(5,563)
Class T	—	—	—		—		—	—	—	—
Class F-1	338,338	25,992	31,497		2,409		(168,855)	(12,993)	200,980	15,408
Class F-2	4,586,576	350,987	307,948		23,534		(1,440,771)	(110,563)	3,453,753	263,958
Class F-3	1,004,030	76,983	77,435		5,919		(414,597)	(31,832)	666,868	51,070
Class 529-A	287,536	22,034	39,969		3,057		(198,383)	(15,204)	129,122	9,887
Class 529-C	48,225	3,702	5,190		397		(72,148)	(5,541)	(18,733)	(1,442)
Class 529-E	12,228	938	1,543		118		(11,992)	(920)	1,779	136
Class 529-T	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	40,918	3,137	4,576		350		(23,833)	(1,825)	21,661	1,662
Class R-1	16,870	1,285	1,012		78		(9,765)	(747)	8,117	616
Class R-2	105,968	8,141	11,808		904		(124,454)	(9,575)	(6,678)	(530)
Class R-2E	11,211	861	1,011		77		(6,248)	(476)	5,974	462
Class R-3	180,819	13,861	20,778		1,590		(174,209)	(13,372)	27,388	2,079
Class R-4	151,765	11,648	20,236		1,548		(144,314)	(11,094)	27,687	2,102
Class R-5E	39,735	3,031	1,185		90		(5,989)	(457)	34,931	2,664
Class R-5	40,751	3,129	6,677		511		(43,889)	(3,367)	3,539	273
Class R-6	2,229,367	171,665	388,656		29,727		(647,077)	(49,572)	1,970,946	151,820
Total net increase (decrease)	$14,094,117	1,079,846	$1,728,080		132,162		$(6,299,989)	(483,802)	$9,522,208	728,206

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

The Bond Fund of America	73

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $288,853,235,000 and $270,214,966,000, respectively, during the year ended December 31, 2020.

74	The Bond Fund of America

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements/ waivers[4]		Ratio of expenses to average net assets after reimbursements/ waivers[3,4]		Ratio of net income to average net assets[3]
Class A:
12/31/2020	$13.09	$.22	$1.18	$1.40	$(.26)	$(.44)	$(.70)	$13.79	10.71%		$29,570		.57%		.57%		1.59%
12/31/2019	12.57	.31	.69	1.00	(.30)	(.18)	(.48)	13.09	8.02		23,197		.60		.60		2.35
12/31/2018	12.89	.30	(.32)	(.02)	(.30)	—	(.30)	12.57	(.13)		19,352		.60		.60		2.37
12/31/2017	12.72	.25	.16	.41	(.24)	—	(.24)	12.89	3.21		19,939		.60		.60		1.91
12/31/2016	12.59	.23	.12	.35	(.22)	—	(.22)	12.72	2.74		19,437		.61		.61		1.79
Class C:
12/31/2020	13.09	.11	1.18	1.29	(.15)	(.44)	(.59)	13.79	9.90		848		1.31		1.31		.87
12/31/2019	12.57	.21	.69	.90	(.20)	(.18)	(.38)	13.09	7.20		786		1.36		1.36		1.60
12/31/2018	12.89	.20	(.32)	(.12)	(.20)	—	(.20)	12.57	(.91)		825		1.39		1.39		1.58
12/31/2017	12.72	.15	.16	.31	(.14)	—	(.14)	12.89	2.40		1,041		1.40		1.40		1.11
12/31/2016	12.59	.12	.12	.24	(.11)	—	(.11)	12.72	1.94		1,276		1.40		1.40		1.00
Class T:
12/31/2020	13.09	.25	1.18	1.43	(.29)	(.44)	(.73)	13.79	10.98	[5]	—	[6]	.34	[5]	.34	[5]	1.81	[5]
12/31/2019	12.57	.34	.69	1.03	(.33)	(.18)	(.51)	13.09	8.24	[5]	—	[6]	.37	[5]	.37	[5]	2.56	[5]
12/31/2018	12.89	.33	(.32)	.01	(.33)	—	(.33)	12.57	.09	[5]	—	[6]	.39	[5]	.39	[5]	2.58	[5]
12/31/2017[7,8]	12.81	.20	.07	.27	(.19)	—	(.19)	12.89	2.15	[5,9]	—	[6]	.38	[5,10]	.38	[5,10]	2.15	[5,10]
Class F-1:
12/31/2020	13.09	.21	1.18	1.39	(.25)	(.44)	(.69)	13.79	10.68		1,315		.60		.60		1.55
12/31/2019	12.57	.31	.69	1.00	(.30)	(.18)	(.48)	13.09	7.97		977		.64		.64		2.31
12/31/2018	12.89	.29	(.32)	(.03)	(.29)	—	(.29)	12.57	(.18)		745		.66		.66		2.32
12/31/2017	12.72	.24	.16	.40	(.23)	—	(.23)	12.89	3.17		801		.65		.65		1.86
12/31/2016	12.59	.22	.12	.34	(.21)	—	(.21)	12.72	2.71		757		.64		.64		1.76
Class F-2:
12/31/2020	13.09	.25	1.18	1.43	(.29)	(.44)	(.73)	13.79	10.99		16,494		.32		.32		1.81
12/31/2019	12.57	.35	.69	1.04	(.34)	(.18)	(.52)	13.09	8.28		9,415		.35		.35		2.59
12/31/2018	12.89	.33	(.32)	.01	(.33)	—	(.33)	12.57	.14		5,728		.34		.34		2.65
12/31/2017	12.72	.28	.16	.44	(.27)	—	(.27)	12.89	3.47		4,067		.35		.35		2.16
12/31/2016	12.59	.26	.12	.38	(.25)	—	(.25)	12.72	3.00		3,338		.36		.36		2.03
Class F-3:
12/31/2020	13.09	.27	1.18	1.45	(.31)	(.44)	(.75)	13.79	11.10		4,465		.21		.21		1.90
12/31/2019	12.57	.36	.69	1.05	(.35)	(.18)	(.53)	13.09	8.40		2,212		.25		.24		2.70
12/31/2018	12.89	.34	(.32)	.02	(.34)	—	(.34)	12.57	.21		1,483		.27		.27		2.70
12/31/2017[7,11]	12.74	.27	.14	.41	(.26)	—	(.26)	12.89	3.25	[9]	2,061		.26	[10]	.26	[10]	2.29	[10]
Class 529-A:
12/31/2020	13.09	.21	1.18	1.39	(.25)	(.44)	(.69)	13.79	10.67		1,526		.61		.61		1.54
12/31/2019	12.57	.30	.69	.99	(.29)	(.18)	(.47)	13.09	7.95		1,174		.66		.66		2.29
12/31/2018	12.89	.29	(.32)	(.03)	(.29)	—	(.29)	12.57	(.21)		1,003		.69		.69		2.29
12/31/2017	12.72	.24	.16	.40	(.23)	—	(.23)	12.89	3.14		1,022		.68		.68		1.84
12/31/2016	12.59	.22	.12	.34	(.21)	—	(.21)	12.72	2.66		917		.69		.69		1.71

See end of table for footnotes.

The Bond Fund of America	75

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements/ waivers[4]		Ratio of expenses to average net assets after reimbursements/ waivers[3,4]		Ratio of net income to average net assets[3]
Class 529-C:
12/31/2020	$13.09	$.11	$1.18	$1.29	$(.15)	$(.44)	$(.59)	$13.79	9.85%		$89		1.36%		1.36%		.90%
12/31/2019	12.57	.21	.69	.90	(.20)	(.18)	(.38)	13.09	7.16		180		1.40		1.40		1.56
12/31/2018	12.89	.20	(.32)	(.12)	(.20)	—	(.20)	12.57	(.94)		191		1.43		1.43		1.55
12/31/2017	12.72	.14	.16	.30	(.13)	—	(.13)	12.89	2.35		232		1.44		1.44		1.07
12/31/2016	12.59	.12	.12	.24	(.11)	—	(.11)	12.72	1.88		322		1.45		1.45		.95
Class 529-E:
12/31/2020	13.09	.18	1.18	1.36	(.22)	(.44)	(.66)	13.79	10.46		53		.80		.80		1.37
12/31/2019	12.57	.28	.69	.97	(.27)	(.18)	(.45)	13.09	7.75		46		.85		.85		2.11
12/31/2018	12.89	.27	(.32)	(.05)	(.27)	—	(.27)	12.57	(.40)		43		.88		.88		2.10
12/31/2017	12.72	.21	.16	.37	(.20)	—	(.20)	12.89	2.93		47		.88		.88		1.63
12/31/2016	12.59	.19	.12	.31	(.18)	—	(.18)	12.72	2.45		48		.90		.90		1.50
Class 529-T:
12/31/2020	13.09	.24	1.18	1.42	(.28)	(.44)	(.72)	13.79	10.91	[5]	—	[6]	.39	[5]	.39	[5]	1.77	[5]
12/31/2019	12.57	.33	.69	1.02	(.32)	(.18)	(.50)	13.09	8.20	[5]	—	[6]	.42	[5]	.42	[5]	2.51	[5]
12/31/2018	12.89	.32	(.32)	— [12]	(.32)	—	(.32)	12.57	.04	[5]	—	[6]	.44	[5]	.44	[5]	2.54	[5]
12/31/2017[7,8]	12.81	.20	.07	.27	(.19)	—	(.19)	12.89	2.10	[5,9]	—	[6]	.45	[5,10]	.45	[5,10]	2.08	[5,10]
Class 529-F-1:
12/31/2020	13.09	.24	1.18	1.42	(.28)	(.44)	(.72)	13.79	10.92	[5]	—	[6]	.38	[5]	.38	[5]	1.87	[5]
12/31/2019	12.57	.34	.69	1.03	(.33)	(.18)	(.51)	13.09	8.20		128		.42		.42		2.53
12/31/2018	12.89	.32	(.32)	— [12]	(.32)	—	(.32)	12.57	.03		102		.44		.44		2.54
12/31/2017	12.72	.27	.16	.43	(.26)	—	(.26)	12.89	3.37		88		.45		.45		2.06
12/31/2016	12.59	.25	.12	.37	(.24)	—	(.24)	12.72	2.89		77		.46		.46		1.94
Class 529-F-2:
12/31/2020[7,13]	14.00	.03	.24	.27	(.04)	(.44)	(.48)	13.79	1.88	[9]	166		.06	[9]	.06	[9]	.24	[9]
Class 529-F-3:
12/31/2020[7,13]	14.00	.04	.23	.27	(.04)	(.44)	(.48)	13.79	1.90	[9]	—	[6]	.08	[9]	.04	[9]	.25	[9]
Class R-1:
12/31/2020	13.09	.11	1.18	1.29	(.15)	(.44)	(.59)	13.79	9.88		39		1.33		1.33		.85
12/31/2019	12.57	.21	.69	.90	(.20)	(.18)	(.38)	13.09	7.21		39		1.35		1.35		1.61
12/31/2018	12.89	.20	(.32)	(.12)	(.20)	—	(.20)	12.57	(.89)		30		1.37		1.37		1.60
12/31/2017	12.72	.15	.16	.31	(.14)	—	(.14)	12.89	2.43		34		1.37		1.37		1.14
12/31/2016	12.59	.13	.12	.25	(.12)	—	(.12)	12.72	1.97		42		1.37		1.37		1.03

See end of table for footnotes.

76	The Bond Fund of America

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements/ waivers[4]	Ratio of expenses to average net assets after reimbursements/ waivers[3,4]	Ratio of net income to average net assets[3]
Class R-2:
12/31/2020	$13.09	$.12	$1.18	$1.30	$(.16)	$(.44)	$(.60)	$13.79	9.91%	$468		1.30%	1.30%	.87%
12/31/2019	12.57	.22	.69	.91	(.21)	(.18)	(.39)	13.09	7.22	410		1.34	1.34	1.61
12/31/2018	12.89	.20	(.32)	(.12)	(.20)	—	(.20)	12.57	(.88)	400		1.36	1.36	1.61
12/31/2017	12.72	.15	.16	.31	(.14)	—	(.14)	12.89	2.44	456		1.36	1.36	1.15
12/31/2016	12.59	.13	.12	.25	(.12)	—	(.12)	12.72	1.98	514		1.35	1.35	1.05
Class R-2E:
12/31/2020	13.09	.16	1.18	1.34	(.20)	(.44)	(.64)	13.79	10.22	46		1.02	1.02	1.14
12/31/2019	12.57	.25	.69	.94	(.24)	(.18)	(.42)	13.09	7.53	33		1.05	1.05	1.90
12/31/2018	12.89	.24	(.32)	(.08)	(.24)	—	(.24)	12.57	(.59)	26		1.07	1.07	1.92
12/31/2017	12.72	.19	.16	.35	(.18)	—	(.18)	12.89	2.75	20		1.06	1.06	1.48
12/31/2016	12.59	.17	.12	.29	(.16)	—	(.16)	12.72	2.31	9		1.05	1.05	1.36
Class R-3:
12/31/2020	13.09	.18	1.18	1.36	(.22)	(.44)	(.66)	13.79	10.40	743		.86	.86	1.31
12/31/2019	12.57	.27	.69	.96	(.26)	(.18)	(.44)	13.09	7.70	633		.89	.89	2.06
12/31/2018	12.89	.26	(.32)	(.06)	(.26)	—	(.26)	12.57	(.43)	582		.91	.91	2.06
12/31/2017	12.72	.21	.16	.37	(.20)	—	(.20)	12.89	2.90	622		.91	.91	1.61
12/31/2016	12.59	.19	.12	.31	(.18)	—	(.18)	12.72	2.43	651		.91	.91	1.49
Class R-4:
12/31/2020	13.09	.22	1.18	1.40	(.26)	(.44)	(.70)	13.79	10.73	688		.55	.55	1.61
12/31/2019	12.57	.31	.69	1.00	(.30)	(.18)	(.48)	13.09	8.03	567		.59	.59	2.37
12/31/2018	12.89	.30	(.32)	(.02)	(.30)	—	(.30)	12.57	(.13)	518		.61	.61	2.37
12/31/2017	12.72	.25	.16	.41	(.24)	—	(.24)	12.89	3.22	583		.60	.60	1.91
12/31/2016	12.59	.23	.12	.35	(.22)	—	(.22)	12.72	2.75	556		.60	.60	1.80
Class R-5E:
12/31/2020	13.09	.25	1.18	1.43	(.29)	(.44)	(.73)	13.79	10.95	88		.35	.35	1.78
12/31/2019	12.57	.34	.69	1.03	(.33)	(.18)	(.51)	13.09	8.25	43		.37	.37	2.53
12/31/2018	12.89	.33	(.32)	.01	(.33)	—	(.33)	12.57	.09	8		.40	.40	2.63
12/31/2017	12.72	.27	.16	.43	(.26)	—	(.26)	12.89	3.39	—	[6]	.42	.40	2.11
12/31/2016	12.59	.25	.12	.37	(.24)	—	(.24)	12.72	2.89	—	[6]	.47	.47	1.91
Class R-5:
12/31/2020	13.09	.26	1.18	1.44	(.30)	(.44)	(.74)	13.79	11.06	192		.26	.26	1.91
12/31/2019	12.57	.35	.69	1.04	(.34)	(.18)	(.52)	13.09	8.35	173		.29	.29	2.67
12/31/2018	12.89	.34	(.32)	.02	(.34)	—	(.34)	12.57	.17	163		.31	.31	2.67
12/31/2017	12.72	.29	.16	.45	(.28)	—	(.28)	12.89	3.52	176		.30	.30	2.21
12/31/2016	12.59	.27	.12	.39	(.26)	—	(.26)	12.72	3.05	149		.31	.31	2.13
Class R-6:
12/31/2020	13.09	.27	1.18	1.45	(.31)	(.44)	(.75)	13.79	11.11	13,449		.21	.21	1.95
12/31/2019	12.57	.36	.69	1.05	(.35)	(.18)	(.53)	13.09	8.40	10,434		.24	.24	2.72
12/31/2018	12.89	.34	(.32)	.02	(.34)	—	(.34)	12.57	.22	8,116		.26	.26	2.73
12/31/2017	12.72	.29	.16	.45	(.28)	—	(.28)	12.89	3.58	6,351		.25	.25	2.27
12/31/2016	12.59	.27	.12	.39	(.26)	—	(.26)	12.72	3.11	3,849		.25	.25	2.15

	Year ended December 31,
Portfolio turnover rate for all share classes[14,15]	2020	2019	2018	2017	2016
Excluding mortgage dollar roll transactions	113%	127%	121%	170%	168%
Including mortgage dollar roll transactions	535%	286%	356%	379%	363%

The Bond Fund of America	77

Financial highlights (continued)

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers/reimbursements from AFS and/or CRMC. During some of the periods shown, AFS waived a portion of transfer agent services fees for Class F-3 shares. In addition, during some of the periods shown, CRMC reimbursed a portion of transfer agent services fees for certain share classes.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[6]	Amount less than $1 million.
[7]	Based on operations for a period that is less than a full year.
[8]	Class T and 529-T shares began investment operations on April 7, 2017.
[9]	Not annualized.
[10]	Annualized.
[11]	Class F-3 shares began investment operations on January 27, 2017.
[12]	Amount less than $.01.
[13]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[14]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[15]	Refer to Note 5 for more information on mortgage dollar rolls.

See notes to financial statements.

78	The Bond Fund of America

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of The Bond Fund of America:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of The Bond Fund of America (the “Fund”), including the investment portfolio, as of December 31, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Deloitte & Touche LLP

Costa Mesa, California

February 11, 2021

We have served as the auditor of one or more American Funds investment companies since 1956.

The Bond Fund of America	79

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (July 1, 2020, through December 31, 2020).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

80	The Bond Fund of America

Expense example (continued)

	Beginning account value 7/1/2020	Ending account value 12/31/2020	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,024.64	$2.81	.55%
Class A – assumed 5% return	1,000.00	1,022.43	2.80	.55
Class C – actual return	1,000.00	1,020.86	6.57	1.29
Class C – assumed 5% return	1,000.00	1,018.70	6.56	1.29
Class T – actual return	1,000.00	1,025.92	1.69	.33
Class T – assumed 5% return	1,000.00	1,023.54	1.68	.33
Class F-1 – actual return	1,000.00	1,024.50	2.96	.58
Class F-1 – assumed 5% return	1,000.00	1,022.28	2.96	.58
Class F-2 – actual return	1,000.00	1,025.93	1.53	.30
Class F-2 – assumed 5% return	1,000.00	1,023.69	1.53	.30
Class F-3 – actual return	1,000.00	1,026.44	1.02	.20
Class F-3 – assumed 5% return	1,000.00	1,024.20	1.02	.20
Class 529-A – actual return	1,000.00	1,024.42	3.06	.60
Class 529-A – assumed 5% return	1,000.00	1,022.18	3.06	.60
Class 529-C – actual return	1,000.00	1,020.63	6.82	1.34
Class 529-C – assumed 5% return	1,000.00	1,018.45	6.82	1.34
Class 529-E – actual return	1,000.00	1,023.45	4.03	.79
Class 529-E – assumed 5% return	1,000.00	1,021.22	4.02	.79
Class 529-T – actual return	1,000.00	1,025.65	1.94	.38
Class 529-T – assumed 5% return	1,000.00	1,023.29	1.94	.38
Class 529-F-1 – actual return	1,000.00	1,025.62	1.79	.35
Class 529-F-1 – assumed 5% return	1,000.00	1,023.44	1.79	.35
Class 529-F-2 – actual return†	1,000.00	1,025.87	.56	.33
Class 529-F-2 – assumed 5% return†	1,000.00	1,023.54	1.68	.33
Class 529-F-3 – actual return†	1,000.00	1,026.28	.44	.26
Class 529-F-3 – assumed 5% return†	1,000.00	1,023.89	1.33	.26
Class R-1 – actual return	1,000.00	1,020.74	6.72	1.32
Class R-1 – assumed 5% return	1,000.00	1,018.55	6.72	1.32
Class R-2 – actual return	1,000.00	1,020.92	6.52	1.28
Class R-2 – assumed 5% return	1,000.00	1,018.75	6.51	1.28
Class R-2E – actual return	1,000.00	1,022.34	5.15	1.01
Class R-2E – assumed 5% return	1,000.00	1,020.11	5.14	1.01
Class R-3 – actual return	1,000.00	1,023.15	4.28	.84
Class R-3 – assumed 5% return	1,000.00	1,020.97	4.28	.84
Class R-4 – actual return	1,000.00	1,024.72	2.76	.54
Class R-4 – assumed 5% return	1,000.00	1,022.48	2.75	.54
Class R-5E – actual return	1,000.00	1,025.74	1.74	.34
Class R-5E – assumed 5% return	1,000.00	1,023.49	1.73	.34
Class R-5 – actual return	1,000.00	1,026.25	1.28	.25
Class R-5 – assumed 5% return	1,000.00	1,023.95	1.28	.25
Class R-6 – actual return	1,000.00	1,026.47	1.02	.20
Class R-6 – assumed 5% return	1,000.00	1,024.20	1.02	.20

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
†	The period for the ” annualized expense ratio” and “actual return” line is based on the number of days since the share class began investment operations on October 30, 2020. The ” assumed 5% return” line is based on 184 days.

The Bond Fund of America	81

Tax information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended December 31, 2020:

Long-term capital gains	$618,265,000
Qualified dividend income	$3,721,000
Section 163(j) interest dividends	$1,212,483,000
Corporate dividends received deduction	$2,513,000
U.S. government income that may be exempt from state taxation	$111,905,000

Individual shareholders should refer to their Form 1099 or other tax information, which was mailed in January 2021, to determine the calendar year amounts to be included on their 2020 tax returns. Shareholders should consult their tax advisors.

82	The Bond Fund of America

Liquidity Risk Management Program

The fund has adopted a liquidity risk management program (the “program”). The fund’s board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages the fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of the fund’s investments, limiting the amount of the fund’s illiquid investments, and utilizing various risk management tools and facilities available to the fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of the fund’s investments is supported by one or more third-party liquidity assessment vendors.

The fund’s board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period October 1, 2019, through September 30, 2020. No significant liquidity events impacting the fund were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing the fund’s liquidity risk.

The Bond Fund of America	83

This page was intentionally left blank.

84	The Bond Fund of America

This page was intentionally left blank.

The Bond Fund of America	85

This page was intentionally left blank.

86	The Bond Fund of America

Board of trustees and other officers

Independent trustees[1]

Name and year of birth	Year first elected a trustee of the fund[2]	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
William H. Baribault, 1945	2010	Chairman of the Board and CEO, Oakwood Advisors (private investment and consulting); former CEO and President, Richard Nixon Foundation	89	General Finance Corporation
James G. Ellis, 1947	2006	Professor of Marketing and former Dean, Marshall School of Business, University of Southern California	99	Mercury General Corporation
Nariman Farvardin, 1956	2018	President, Stevens Institute of Technology	87	None
Mary Davis Holt, 1950	2015-2016; 2017	Principal, Mary Davis Holt Enterprises, LLC (leadership development consulting); former Partner, Flynn Heath Holt Leadership, LLC (leadership consulting); former COO, Time Life Inc. (1993 – 2003)	87	None
R. Clark Hooper, 1946	2005	Private investor	90	None
Merit E. Janow, 1958	2010	Dean and Professor, Columbia University, School of International and Public Affairs	89	Mastercard Incorporated; Trimble Inc.
Margaret Spellings, 1957 Chairman of the Board (Independent and Non-Executive)	2010	President and CEO, Texas 2036; former President, Margaret Spellings & Company (public policy and strategic consulting); former President, The University of North Carolina; former President, George W. Bush Foundation	91	None
Alexandra Trower, 1964	2019	Executive Vice President, Global Communications and Corporate Officer, The Estée Lauder Companies	86	None
Paul S. Williams, 1959	2020	Former Partner/Managing Director, Major, Lindsey & Africa (executive recruiting firm)	86	Compass Minerals, Inc. (producer of salt and specialty fertilizers); Public Storage, Inc.

Interested trustees[4,5]

Name, year of birth and position with fund	Year first elected a trustee or officer of the fund[2]	Principal occupation(s) during the past five years and positions held with affiliated entities or the principal underwriter of the fund	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
Michael C. Gitlin, 1970	2015	Vice Chairman and Director, Capital Research and Management Company; Partner — Capital Fixed Income Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.; served as Head of Fixed Income at a large investment management firm prior to joining Capital Research and Management Company in 2015	86	None
Karl J. Zeile, 1966	2019	Partner — Capital Fixed Income Investors, Capital Research and Management Company	20	None

The fund’s statement of additional information includes further details about fund trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the Capital Group website at capitalgroup.com. The address for all trustees and officers of the fund is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

See page 88 for footnotes.

The Bond Fund of America	87

Other officers5

Name, year of birth and position with fund	Year first elected an officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the Principal Underwriter of the fund
Pramod Atluri, 1976 President	2016	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Vice President, Capital Fixed Income Investors, Capital Bank and Trust Company[6]
Kristine M. Nishiyama, 1970 Executive Vice President	2003	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Chair, Senior Vice President, General Counsel and Director, Capital Bank and Trust Company[6]
David J. Betanzos, 1974 Senior Vice President	2016	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Director, Capital Research and Management Company
David A. Hoag, 1965 Senior Vice President	2015	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Partner — Capital Fixed Income Investors, Capital Bank and Trust Company[6]
Fergus N. MacDonald, 1969 Senior Vice President	2015	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[6]
Robert H. Neithart, 1965 Senior Vice President	2011	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Partner — Capital Fixed Income Investors, Capital Bank and Trust Company[6]; Chairman of the Board, Capital Strategy Research, Inc.[6]
Steven I. Koszalka, 1964 Secretary	2010	Vice President — Fund Business Management Group, Capital Research and Management Company
Brian C. Janssen, 1972 Treasurer	2011	Vice President — Investment Operations, Capital Research and Management Company
Jane Y. Chung, 1974 Assistant Secretary	2014	Associate — Fund Business Management Group, Capital Research and Management Company
Sandra Chuon, 1972 Assistant Treasurer	2019	Assistant Vice President — Investment Operations, Capital Research and Management Company
Gregory F. Niland, 1971 Assistant Treasurer	2015	Vice President — Investment Operations, Capital Research and Management Company

[1]	The term independent trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the fund serve until their resignation, removal or retirement.
[3]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[4]	The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).
[5]	All of the trustees and/or officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[6]	Company affiliated with Capital Research and Management Company.

88	The Bond Fund of America

Office of the fund

333 South Hope Street

Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank

270 Park Avenue

New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110-1726

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Suite 1000

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov or our website.

The Bond Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of The Bond Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after March 31, 2021, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment industry experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods.2 Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Investment industry experience as of December 31, 2019.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2019. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2019. Fifteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.2. Standard & Poor’s 500 Composite Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 65% of the time, based on the 20-year period ended December 31, 2019, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made by calling 800/421-4225 or to the Secretary of the Registrant, 333 South Hope Street, Los Angeles, California 90071.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that James G. Ellis, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

BFA

Registrant:
a) Audit Fees:
Audit	2019	198,000
	2020	384,000

b) Audit-Related Fees:
	2019	9,000
	2020	10,000

c) Tax Fees:
	2019	13,000
	2020	10,000
	The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
	2019	None
	2020	None

	Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
	Not Applicable

b) Audit-Related Fees:
	2019	1,812,000
	2020	1,477,000
	The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
	2019	46,000
	2020	40,000
	The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
	2019	2,000
	2020	None
	The other fees consist of subscription services related to an accounting research tool.

	All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $1,882,000 for fiscal year 2019 and $1,537,000 for fiscal year 2020. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE BOND FUND OF AMERICA

By __/s/ Kristine M. Nishiyama________________
Kristine M. Nishiyama, Principal Executive Officer

Date: February 26, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By _ /s/ Kristine M. Nishiyama_____________
Kristine M. Nishiyama, Principal Executive Officer

Date: February 26, 2021

By ___/s/ Brian C. Janssen__________________
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: February 26, 2021